Filed with the Securities and Exchange Commission on June 18, 1999.

                                                              File No. 33-32476
                                                              File No. 811-5970

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A


                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933                             /   /
                           Pre-Effective Amendment No                      /   /
                         Post-Effective Amendment No. 12                   / X /
                                                      --
                                     And/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                    /   /
     Amendment No. 13                                                      / X /
                   --


                               Cash Account Trust
                               ------------------
               (Exact Name of Registrant as Specified in Charter)


               222 South Riverside Plaza, Chicago, Illinois, 60606
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (312) 537-7000


                                Philip J. Collora
                                -----------------
                        Scudder Kemper Investments, Inc.
                        --------------------------------
                            222 South Riverside Plaza
                            -------------------------
                             Chicago, Illinois 60606
                             -----------------------

                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/   / Immediately upon filing pursuant to paragraph (b)                /   /  days after filing pursuant to paragraph (a) (1)
/   / days after filing pursuant to paragraph (a) (2)                  /   /  On (date) pursuant to paragraph (a) (2) of Rule 485.
/ X / On September 1, 1999 pursuant to paragraph (a) (1)               /   /  On (date) pursuant to paragraph (b)

/   / If Appropriate, check the following box:
This post-effective amendment designates a new effective date for a previously filed post-effective amendment

September 1, 1999

Prospectus

Mutual funds:
o    are not FDIC-insured
o    have no bank guarantees
o    may lose value








                                                              Cash Account Trust
                                                         Money Market Portfolio*
                                                 Government Securities Portfolio
                                                            Tax-Exempt Portfolio

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                       * Service Shares

CONTENTS

     ABOUT THE PORTFOLIOS.....................................................3
     Money Market Portfolio...................................................3
     Government Securities Portfolio..........................................7
     Tax-Exempt Portfolio....................................................11
     Investment adviser......................................................16
     ABOUT YOUR INVESTMENT...................................................20
     Buying shares...........................................................20
     Selling and exchanging shares...........................................22
     Distributions...........................................................22
     Taxes...................................................................23
     Transaction information.................................................23

ABOUT THE PORTFOLIOS
--------------------

--------------------------------------------------------------------------------
                             MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

Investment objective

The portfolio seeks maximum current income consistent with stability of capital.

Included in the "Investment restrictions" section is a listing of those restrictions which cannot be changed without a vote of shareholders. Except as otherwise noted, the portfolio's investment objective and other policies may not be changed without a vote of shareholders.

Main investment strategies

The portfolio pursues its objective by investing exclusively in the following types of U.S. dollar-denominated money market instruments that mature in 12 months or less:

1- Obligations of, or guaranteed by, the U.S. or Canadian governments, their agencies or instrumentalities.

2- Bank certificates of deposit, time deposits or bankers' acceptances of U.S. banks (including their foreign branches) and Canadian chartered banks having total assets in excess of $1 billion.

3- Bank certificates of deposit, time deposits or bankers' acceptances of foreign banks (including their U.S. and foreign branches) having total assets in excess of $10 billion.

4- Commercial paper, notes, bonds, debentures, participation certificates or other debt obligations that (i) are rated high quality by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), or Duff & Phelps, Inc. ("Duff"); or (ii) if unrated, are determined to be at least equal in quality to one or more of the above ratings in the discretion of the portfolio's investment manager. Currently, only obligations in the top two categories are considered to be rated high quality. The two highest rating categories of Moody's, S&P and Duff for commercial paper are Prime-1 and Prime-2, A-1 and A-2 and Duff 1 and Duff 2, respectively. For other debt obligations, the two highest rating categories for such services are Aaa and Aa, AAA and AA and AAA and AA, respectively.

5- Repurchase agreements of obligations that are suitable for investment under the categories set forth above. The maturities of the securities subject to repurchase may be greater than 12 months.

In addition, the portfolio limits its investments to securities that meet the quality, maturity and diversification requirements of federal law.

The portfolio will normally invest at least 25% of its assets in obligations issued by banks.

A security is typically sold if it ceases to be rated or its rating is reduced below the minimum required for purchase by the portfolio, unless the portfolio's Board determines that selling the security would not be in the best interest of the portfolio.

Of course, there can be no guarantee that by following these investment strategies, the portfolio will achieve its objective.

Other investments

To a more limited extent, the portfolio may, but is not required to, utilize other investments and investment techniques that may impact portfolio performance including, but not limited to, floating and variable rate instruments (obligations that do not bear interest at fixed rates).

Risk management strategies

The portfolio manages credit risk by investing primarily in high quality securities, whose issuers are considered unlikely to default. The portfolio manages interest rate risk by limiting the maturity of each of its individual securities and the weighted average maturity of the portfolio overall.

For temporary defensive purposes, the portfolio may invest less than 25% of its assets in obligations issued by banks. In such a case, the portfolio would not be pursuing, and may not achieve, its investment objective.

Main risks

As with most money market funds, the major factor affecting the portfolio's performance is fluctuations in short-term interest rates. If short-term interest rates fall, the portfolio's yield is also likely to fall. Moreover, the portfolio managers' strategy or choice of specific investments may not perform as expected. The portfolio may have lower returns than other funds that invest in longer-term, lower-quality securities. It is possible, however, that securities in the portfolio could be downgraded in credit rating or go into default.

Investments by the portfolio in Eurodollar certificates of deposit issued by London branches of U.S. banks, and different obligations issued by foreign entities, including foreign banks, involve additional risks than investments in securities of domestic branches of U.S. banks. These risks include, but are not limited to, potentially unfavorable currency exchange rates, potentially inadequate reserves, political disturbances, and incomplete or inaccurate public information.

An investment in the portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the portfolio.

--------------------------------------------------------------------------------
                             MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

Past performance

The chart and table below provide some indication of the risks of investing in the portfolio by illustrating how the portfolio has performed. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31

--------------------------------------------------------------------------------
BAR CHART


--------------------------------------------------------------------------------

For the period included in the bar chart, the portfolio's highest return for a calendar quarter was ___% (cite quarter), and the portfolio's lowest return for a calendar quarter was -___% (cite quarter).

The portfolio's year-to-date total return as of June 30, 1999 was ____%.


Average Annual Total Returns



                                        Money
 For periods ended                      Market
 December 31, 1998                      Portfolio
 -----------------

 One Year                               __.__%

 Five Years                             __.__%

 Since Portfolio                        __.__%
 Inception*


*  Inception date for the portfolio is 12/3/90.


 7-Day Yield
 On December 31, 1998                   __.__%

--------------------------------------------------------------------------------
                        MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

Fee and expense information

The following information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the portfolio.

 -------------------------------------------------------------------------------
 Shareholder Fees (fees paid directly from your investment):
 -------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on purchases (as % of        NONE
 offering price)
 -------------------------------------------------------------------------------
 Maximum deferred sales charge (load) (as % of redemption         NONE
 proceeds)
 -------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on reinvested                NONE
 dividends/distribution
 -------------------------------------------------------------------------------
 Redemption fee (as % of amount redeemed, if applicable)          NONE
 -------------------------------------------------------------------------------
 Exchange fee                                                     NONE
 -------------------------------------------------------------------------------


 -------------------------------------------------------------------------------
 Annual portfolio operating expenses (expenses that are deducted from portfolio assets):
 -------------------------------------------------------------------------------
 Management fee                                                   0.xx%
 -------------------------------------------------------------------------------
 Distribution (12b-1) fees                                        0.xx%
 -------------------------------------------------------------------------------
 Other expenses                                                   0.xx%
 -------------------------------------------------------------------------------
 Total annual portfolio operating expenses                        0.xx%
 -------------------------------------------------------------------------------
 Expense reimbursement                                            0.xx%
 -------------------------------------------------------------------------------
 Net expenses                                                     0.xx%
 -------------------------------------------------------------------------------

Example

This example is to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions, and "Total annual portfolio operating expenses" remaining the same for each year except the first year. The first year of your investment will take into account the portfolio's "Net expenses" as shown above. The expenses would be the same whether you sold your shares at the end of each period or continued to hold them. Actual portfolio expenses and returns vary from year to year, and may be higher or lower than those shown.

--------------------------------------------------------------------------------
One Year                                   $
--------------------------------------------------------------------------------
Three Years                                $
--------------------------------------------------------------------------------
Five Years                                 $
--------------------------------------------------------------------------------
Ten Years                                  $
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         GOVERNMENT SECURITIES PORTFOLIO
--------------------------------------------------------------------------------

Investment objective

The portfolio seeks to provide maximum current income consistent with stability of capital.

Included in the "Investment restrictions" section is a listing of those restrictions which cannot be changed without a vote of shareholders. Except as otherwise noted, the portfolio's investment objective and other policies may not be changed without a vote of shareholders.

Main investment strategies

The portfolio pursues its objective by investing exclusively in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and certain repurchase agreements (instruments under which the portfolio acquires ownership from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price). All such securities purchased mature in 12 months or less.

Securities are purchased and sold based on the investment manager's perception of monetary conditions, the available supply of appropriate investments, and the managers' projections for short-term interest rate movements.

In addition, the portfolio limits its investments to securities that meet the quality, maturity and diversification requirements of federal law.

Of course, there can be no guarantee that by following these investment strategies, the portfolio will achieve its objective.

Other investments

To a more limited extent, the portfolio may, but is not required to, utilize other investments and investment techniques that may impact portfolio performance including, but not limited to, floating and variable rate instruments (obligations that do not bear interest at fixed rates). The maturities of the securities subject to repurchase may be greater than 12 months.

Risk management strategies

The portfolio seeks to minimize credit risk by investing exclusively in short-term obligations issued or guaranteed by U.S. Government, its agencies or instrumentalities.

Main risks

As with most money market funds, the major factor affecting the portfolio's performance is fluctuations in short-term interest rates. If short-term interest rates fall, the portfolio's yield is also likely to fall. Moreover, the portfolio managers' strategy or choice of specific investments may not perform as expected. The portfolio may have lower returns than other funds that invest in longer-term, lower-quality securities or that are not focused on U.S. Government securities. It is also possible that securities in the portfolio's investment portfolio could deteriorate in quality or go into default. .

Some securities issued by U.S. Government agencies or instrumentalities are supported only by the credit of that agency or instrumentality, while other securities have an additional line of credit with the U.S. Treasury. There is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

An investment in the portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the portfolio.

--------------------------------------------------------------------------------
                         GOVERNMENT SECURITIES PORTFOLIO
--------------------------------------------------------------------------------

Past performance

The chart and table below provide some indication of the risks of investing in the portfolio by illustrating how the portfolio has performed from year to year. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31

--------------------------------------------------------------------------------
BAR CHART


--------------------------------------------------------------------------------

For the period included in the bar chart, the portfolio's highest return for a calendar quarter was ___% (cite quarter), and the portfolio's lowest return for a calendar quarter was -___% (cite quarter).

The portfolio's year-to-date total return as of June 30, 1999 was ____%.


Average Annual Total Returns

 For periods ended                      Government
 December 31, 1998                      Securities Portfolio
 -----------------

 One Year                               __.__%

 Five Years                             __.__%

 Since Portfolio                        __.__%
 Inception*


*  Inception date for the portfolio is 12/3/90.


 7-Day Yield
 On December 31, 1998                   __.__%

--------------------------------------------------------------------------------
                         GOVERNMENT SECURITIES PORTFOLIO
--------------------------------------------------------------------------------

Fee and expense information

This information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the portfolio.

 -------------------------------------------------------------------------------
 Shareholder Fees (fees paid directly from your investment):
 -------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on purchases (as % of        NONE
 offering price)
 -------------------------------------------------------------------------------
 Maximum deferred sales charge (load) (as % of redemption         NONE
 proceeds)
 -------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on reinvested                NONE
 dividends/distribution
 -------------------------------------------------------------------------------
 Redemption fee (as % of amount redeemed, if applicable)          NONE
 -------------------------------------------------------------------------------
 Exchange fee                                                     NONE
 -------------------------------------------------------------------------------


 -------------------------------------------------------------------------------
 Annual portfolio operating expenses (expenses that are deducted from portfolio assets):
 -------------------------------------------------------------------------------
 Management fee                                                   0.xx%
 -------------------------------------------------------------------------------
 Distribution (12b-1) fees                                        0.xx%
 -------------------------------------------------------------------------------
 Other expenses                                                   0.xx%
 -------------------------------------------------------------------------------
 Total annual portfolio operating expenses                        0.xx%
 -------------------------------------------------------------------------------
 Expense reimbursement                                            0.xx%
 -------------------------------------------------------------------------------
 Net expenses                                                     0.xx%
 -------------------------------------------------------------------------------

Example

This example is to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions, and "Total annual portfolio operating expenses" remaining the same for each year except the first year. The first year of your investment will take into account the portfolio's "Net expenses" as shown above. The expenses would be the same whether you sold your shares at the end of each period or continued to hold them. Actual portfolio expenses and returns vary from year to year, and may be higher or lower than those shown.


--------------------------------------------------------------------------------
One Year                                   $
--------------------------------------------------------------------------------
Three Years                                $
--------------------------------------------------------------------------------
Five Years                                 $
--------------------------------------------------------------------------------
Ten Years                                  $
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              TAX-EXEMPT PORTFOLIO
--------------------------------------------------------------------------------

Investment objective

The portfolio seeks to provide maximum current income that is exempt from Federal income taxes to the extent consistent with stability of capital.

Included in the "Investment restrictions" section is a listing of those restrictions which cannot be changed without a vote of shareholders. Except as otherwise noted, the portfolio's investment objective and other policies may not be changed without a vote of shareholders.

Main investment strategies

The portfolio pursues its objective by investing primarily through a professionally managed, diversified portfolio of short-term high quality tax-exempt municipal obligations. All such securities purchased mature in 12 months or less. Under normal market conditions at least 80% of the Portfolio's total assets will, as a fundamental policy, be invested in obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the income from which is exempt from Federal income tax ("Municipal Securities").

The portfolio will invest only in Municipal Securities that at the time of purchase: (a) are rated within the two highest-ratings for Municipal Securities (Aaa or Aa) assigned by Moody's or (AAA or AA) assigned by S&P; (b) are guaranteed or insured by the U.S. Government as to the payment of principal and interest; (c) are fully collateralized by an escrow of U.S. Government securities acceptable to the portfolio's investment manager; (d) have at the time of purchase Moody's short-term Municipal Securities rating of MIG-2 or higher or a municipal commercial paper rating of P-2 or higher, or S&P's municipal commercial paper rating of A-2 or higher; (e) are unrated, if longer term Municipal Securities of that issuer are rated within the two highest rating categories by Moody's or S&P; or (f) are determined to be at least equal in quality to one or more of the above ratings in the discretion of the portfolio's investment manager. In addition, the portfolio limits its investments to securities that meet the quality, maturity and diversification requirements of federal law.

In addition, the portfolio limits its investments to securities that meet the quality, maturity and diversification requirements of federal law.

A security is typically sold if it ceases to be rated or its rating is reduced below the minimum required for purchase by the portfolio, unless the portfolio's Board determines that selling the security would not be in the best interest of the portfolio.

Of course, there can be no guarantee that by following these investment strategies, the portfolio will achieve its objective.

Other investments

To a more limited extent, the portfolio may, but is not required to, utilize other investments and investment techniques that may impact portfolio performance including, but not limited to, floating and variable rate instruments (obligations that do not bear interest at fixed rates), and repurchase agreements (instruments under which the portfolio acquires ownership from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price). The maturities of the securities subject to repurchase may be greater than 12 months.

Risk management strategies

The portfolio seeks to minimize credit risk by investing primarily in high quality securities, whose issuers are considered unlikely to default, based on their credit rating.

For temporary defensive purposes or when acceptable short-term Municipal Securities are not available, the portfolio may invest its assets in cash, cash equivalents, or taxable securities. Taxable interest income from these investments may be taxable to shareholders as ordinary income. In such a case, the portfolio would not be pursuing, and may not achieve, its investment objective.

Principal risks

As with most money market funds, the major factor affecting the portfolio's performance is fluctuations in short-term interest rates. If short-term interest rates fall, the portfolio's yield is also likely to fall. Moreover, the portfolio managers' strategy or choice of specific investments may not perform as expected. The portfolio may have lower returns than other portfolios that invest in longer-term, lower-quality securities. It is also possible that securities in the portfolio's investment portfolio could be downgraded in credit rating or go into default.

The Municipal Securities market is narrower and less liquid, with fewer investors, issuers and market makers, than the taxable securities market. The more limited marketability of Municipal Securities may make it more difficult in certain circumstances to dispose of large investments advantageously. In addition, certain Municipal Securities may lose their tax-exempt status in the event of a change in the applicable tax laws.

Industrial development bonds may involve more risk than general obligation bonds because they are generally secured by the revenues of the facility being financed rather than the taxing power of the municipality.

Some securities issued by U.S. Government agencies or instrumentalities are supported only by the credit of that agency or instrumentality, while other securities have an additional line of credit with the U.S. Treasury. There is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

To the extent that the fund invests in taxable securities, a portion of its income would be taxable.

An investment in the portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the portfolio.

--------------------------------------------------------------------------------
                              TAX-EXEMPT PORTFOLIO
--------------------------------------------------------------------------------

Past performance

The chart and table that follow illustrate the changes in the portfolio's performance from year to year, as well as performance over time. Of course, past performance is not necessarily an indication of future performance.


Total returns for years ended December 31

--------------------------------------------------------------------------------
BAR CHART

--------------------------------------------------------------------------------

For the period included in the bar chart, the portfolio's highest return for a calendar quarter was xx% (the quarter of ), and the portfolio's lowest return
for a calendar quarter was xx% (the quarter of     ).

The portfolio's year-to-date total return as of June 30, 1999 was ____%.

Average Annual Total Returns


 For periods ended                      Tax-Exempt
 December 31, 1998                      Portfolio

 One Year                               __.__%

 Five Years                             __.__%

 Since Portfolio                        __.__%
 Inception*



* Inception date for the portfolio is 12/3/90.



7-Day Yield
 On December 31, 1998                   __.__%

--------------------------------------------------------------------------------
                              TAX-EXEMPT PORTFOLIO
--------------------------------------------------------------------------------

Fee and expense information

This information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the portfolio.


 -------------------------------------------------------------------------------
 Shareholder Fees (fees paid directly from your investment):
 -------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on purchases (as % of        NONE
 offering price)
 -------------------------------------------------------------------------------
 Maximum deferred sales charge (load) (as % of redemption         NONE
 proceeds)
 -------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on reinvested                NONE
 dividends/distribution
 -------------------------------------------------------------------------------
 Redemption fee (as % of amount redeemed, if applicable)          NONE
 -------------------------------------------------------------------------------
 Exchange fee                                                     NONE
 -------------------------------------------------------------------------------


 -------------------------------------------------------------------------------
 Annual portfolio operating expenses (expenses that are deducted from portfolio assets):
 -------------------------------------------------------------------------------
 Management fee                                                   0.xx%
 -------------------------------------------------------------------------------
 Distribution (12b-1) fees                                        0.xx%
 -------------------------------------------------------------------------------
 Other expenses                                                   0.xx%
 -------------------------------------------------------------------------------
 Total annual portfolio operating expenses                        0.xx%
 -------------------------------------------------------------------------------
 Expense reimbursement                                            0.xx%
 -------------------------------------------------------------------------------
 Net expenses                                                     0.xx%
 -------------------------------------------------------------------------------

Example

This example is to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions, and "Total annual portfolio operating expenses" remaining the same for each year except the first year. The first year of your investment will take into account the portfolio's "Net expenses" as shown above. The expenses would be the same whether you sold your shares at the end of each period or continued to hold them. Actual portfolio expenses and returns vary from year to year, and may be higher or lower than those shown.


--------------------------------------------------------------------------------
One Year                                   $
--------------------------------------------------------------------------------
Three Years                                $
--------------------------------------------------------------------------------
Five Years                                 $
--------------------------------------------------------------------------------
Ten Years                                  $
--------------------------------------------------------------------------------

Investment adviser

Each  portfolio  retains  the  investment  management  firm  of  Scudder  Kemper
Investments, Inc., the ("Adviser"), Two International Place, Boston, MA, to manage each portfolio's daily investment and business affairs subject to the policies established by the portfolios' Board. The Adviser actively manages each portfolio's investments. Professional management can be an important advantage for investors who do not have the time or expertise to invest directly in individual securities. Scudder Kemper Investments, Inc. is one of the largest and most experienced investment management organizations worldwide. It is one of the ten largest mutual fund companies in the U.S., managing more than $280 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts.

Money Market Portfolio

[The Adviser and certain affiliated service providers have contractually agreed to maintain the total annualized expenses of the portfolio at no more than 0.xx% of the average daily net assets of the portfolio through _______, 2000.] The Adviser received an investment management fee of 0.xx% of the portfolio's average daily net assets on an annual basis for the fiscal year ended _______, 1999, after giving effect to an expense reimbursement arrangement in effect for that period.

Government Securities Portfolio

[The Adviser and certain affiliated service providers have contractually agreed to maintain the total annualized expenses of the portfolio at no more than 0.xx% of the average daily net assets of the portfolio through _______, 2000.] The Adviser received an investment management fee of 0.xx% of the portfolio's average daily net assets on an annual basis for the fiscal year ended _______, 1999, after giving effect to an expense reimbursement arrangement in effect for that period.

Tax-Exempt Portfolio

[The Adviser and certain affiliated service providers have contractually agreed to maintain the total annualized expenses of the portfolio at no more than 0.xx% of the average daily net assets of the portfolio through _______, 2000.] The Adviser received an investment management fee of 0.xx% of the portfolio's average daily net assets on an annual basis for the fiscal year ended _______, 1999, after giving effect to an expense reimbursement arrangement in effect for that period.

Portfolio management

The following investment professionals are associated with the portfolios as indicated:

Money Market Portfolio

Name & Title              Joined the    Background
                          Portfolio
--------------------------------------------------------------------------------
Frank J. Rachwalski, Jr.                Joined  the  Adviser  in 1973 and began
Lead Manager                            his  investment  career  at that  time.
                                        He has been  responsible  for
                                        the trading and portfolio  management
                                        of  money  market   portfolios  since
                                        1974.
--------------------------------------------------------------------------------
Geoffrey Gibbs                          Joined the  Adviser in 1996 as a trader
Manager                                 for  money  market  funds and began his
                                        investment career in 1994.


Government Securities Portfolio

Name & Title              Joined the    Background
                          Portfolio
--------------------------------------------------------------------------------
Frank J. Rachwalski, Jr.                Joined  the  Adviser  in 1973 and began
Lead Manager                            his  investment  career  at that  time.
                                        He has been  responsible for the trading
                                        and portfolio management of money market
                                        portfolios since 1974.
--------------------------------------------------------------------------------
Dean Meddaugh                           Joined  the  Adviser in 1996 as a money
Manager                                 market  trader,  and in 1998  became  a
                                        money  market  manager.  He began his
                                        investment   career  in  1994  as  an
                                        accountant   for   an    unaffiliated
                                        investment management firm.
Tax-Exempt Portfolio

Name & Title              Joined the    Background
                          Portfolio
--------------------------------------------------------------------------------
Frank J. Rachwalski, Jr.                Joined  the  Adviser  in 1973 and began
Lead Manager                            his  investment  career  at that  time.
                                        He has been  responsible for the trading
                                        and portfolio management of money market
                                        portfolios since 1974.
--------------------------------------------------------------------------------
Jerri I. Cohen                          Joined  the   Adviser  in  1981  as  an
Manager                                 accountant  and  began  her  investment
                                        career  in  1992  as  a  money   market
                                        trader.

Year 2000 Readiness

Like other mutual funds and financial and business organizations worldwide, the portfolios could be adversely affected if computer systems on which a portfolio relies, which primarily include those used by the investment manager, its affiliates or other service providers, are unable to correctly process date-related information on and after January 1, 2000. This risk is commonly called the Year 2000 Issue. Failure to successfully address the Year 2000 Issue could result in interruptions to and other material adverse effects on the portfolios' business and operations. The investment manager has commenced a review of the Year 2000 Issue as it may affect the portfolios and is taking steps it believes are reasonably designed to address the Year 2000 Issue, although there can be no assurances that these steps will be sufficient. In addition, there can be no assurances that the Year 2000 Issue will not have an adverse effect on the companies whose securities are held by a portfolio or on global markets or economies generally.

Financial highlights

The financial highlights table for each portfolio is intended to help you understand financial performance for the periods indicated. The total return figures show what an investor would have earned (or lost) on an investment in a portfolio assuming reinvestment of all dividends and distributions. This information has been audited by Ernst & Young LLP, whose report, along with the financial statements, is included in each annual report, which is available upon request (see back cover).

--------------------------------------------------------------------------------
                             MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------



To Be Updated

--------------------------------------------------------------------------------
                         GOVERNMENT SECURITIES PORTFOLIO
--------------------------------------------------------------------------------

To Be Updated

--------------------------------------------------------------------------------
                              TAX-EXEMPT PORTFOLIO
--------------------------------------------------------------------------------

To Be Updated

ABOUT YOUR INVESTMENT
---------------------

Buying shares

Shares of each portfolio may be purchased at net asset value, with no sales charge through selected financial services firms, such as broker-dealers and banks. Investors must indicate the portfolio in which they wish to invest.

Each portfolio seeks to be as fully invested as possible at all times in order to achieve maximum income. Since the portfolios will be investing in instruments that normally require immediate payment in Federal Funds (monies credited to a bank's account with its regional Federal Reserve Bank), each portfolio has adopted procedures for the convenience of its shareholders and to ensure that it receives investable funds.


Orders for purchase of shares of a portfolio received by wire transfer in the form of Federal Funds will be effected at the next determined net asset value. Shares purchased by wire will receive (i) that day's dividend if effected at or prior to the 1:00 p.m. Central time net asset value determination for the Money Market Portfolio and the Government Securities Portfolio and at or prior to the 11:00 a.m. Central time net asset value determination for the Tax-Exempt Portfolio; (ii) the dividend for the next calendar day if effected at the 3:00 p.m. (for any portfolio) or 8:00 p.m. (for the Government Securities Portfolio) Central time net asset value determination provided such payment is received by 3:00 p.m. Central time; or (iii) the dividend for the next business day if effected at the 8:00 p.m. Central time net asset value determination and payment is received after 3:00 p.m. Central time on such date for the Government Securities Portfolio. Confirmed share purchases that are effective at the 8:00 p.m. Central time net asset value determination for the Government Securities Portfolio will receive dividends upon receipt of payment for such transactions in the form of Federal Funds in accordance with the time provisions immediately above.

Orders for purchase accompanied by a check or other negotiable bank draft will be accepted and effected as of 3:00 p.m. Central time on the next business day following receipt and such shares will receive the dividend for the next calendar day following the day the purchase is effected. If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected on such check before shares of a portfolio will be purchased.

If payment is wired in Federal Funds, the payment should be directed to United Missouri Bank of Kansas City, N.A. (ABA #101-000-695), 10th and Grand Avenue, Kansas City, MO 64106 for credit to appropriate portfolio bank account (CAT Money Market Portfolio 46: 98-0119-980-3; CAT Government Securities Portfolio 47: 98-0119-983-8; CAT Tax-Exempt Portfolio 48: 98-0119-985-4) and further credit to your account number.

Clients of Firms.

Firms provide varying arrangements for their clients with respect to the purchase and redemption of portfolio shares and the confirmation thereof and may arrange with their clients for other investment or administrative services. Such firms are responsible for the prompt transmission of purchase and redemption orders. Some firms may establish higher minimum investment requirements than set forth above. Such firms may independently establish and charge additional amounts to their clients for their services, which charges would reduce their clients' yield or return. Firms may also hold Portfolio shares in nominee or street name as agent for and on behalf of their clients. In such instances, the Portfolio's transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation through the Portfolio's
Shareholder Service Agent for record-keeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares (such as check writing redemptions) or the reinvestment of dividends may not be available through such firms or may only be available subject to certain conditions or limitations. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. The prospectus should be read in connection with such firm's material regarding its fees and services.

Other Information.

Each portfolio reserves the right to withdraw all or any part of the offering made by this prospectus or to reject purchase orders, without prior notice. Each portfolio also reserves the right at any time to waive or increase the minimum investment requirements. All orders to purchase shares of a portfolio are subject to acceptance and are not binding until confirmed or accepted in writing. Any purchase that would result in total account balances for a single shareholder in excess of $3 million is subject to prior approval by the portfolio. Share certificates are issued only on request. A $10 service fee will be charged when a check for the purchase of shares is returned because of insufficient or uncollected funds or a stop payment order. Shareholders should direct their inquiries to the firm from which they received this prospectus or to Kemper Service Company ("KSvC"), the portfolio's "Shareholder Service Agent," 811 Main Street, Kansas City, Missouri 64105-2005.

Selling and exchanging shares

Upon receipt by the Shareholder Service Agent of a request, shares of a portfolio will be redeemed by the portfolio at the next determined net asset value. If processed at 3:00 p.m. (for all portfolios) or 8:00 p.m. (for the Government Securities Portfolio) Central time, the shareholder will receive that day's dividend. A shareholder may use either the regular or expedited redemption procedures. Shareholders who redeem all their shares of a portfolio will receive the net asset value of such shares and all declared but unpaid dividends on such shares.

Shareholders should contact the financial services firm through which shares were purchased for redemption instructions. Any shareholder may request that a portfolio redeem his or her shares. When shares are held for the account of a shareholder by the portfolios' transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to Kemper Service Company, P.O. Box 419153, Kansas City, Missouri 64141-6153.

An exchange of shares entails the sale of portfolio shares and subsequent purchase of shares of another Kemper Fund.

Shareholders may obtain additional information about other ways to redeem shares such as telephone redemptions, expedited wire transfer redemptions, and redemptions by draft by contacting the Shareholder Service Agent at 1-800-231-8568.

Special Features. Certain firms that offer shares of the Portfolios also provide special redemption features through charge or debit cards and checks that redeem Portfolio shares. Various firms have different charges for their services. Shareholders should obtain information from their firm with respect to any special redemption features, applicable charges, minimum balance requirements and special rules of the cash management program being offered.

Distributions

The portfolios' dividends are declared daily and paid monthly. Any dividends or capital gains distributions declared in October, November or December with a record date in such month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. A portfolio may adjust its schedule for dividend reinvestment for the month of December to assist in complying with the reporting and minimum distribution requirements contained in Subchapter M of the Internal Revenue Code.

[Income dividends and capital gain dividends, if any, of a portfolio will be credited to shareholder accounts in full and fractional shares of the same portfolio at net asset value, except that, upon written request to Kemper Services Company, the Shareholder Service Agent, a shareholder may choose to receive income and capital gain dividends in cash.]

A shareholder may choose to receive distributions in cash or have them reinvested in additional shares of a portfolio. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholders' account. Distributions are generally taxable whether received in cash or reinvested. Exchanges among other mutual funds are also taxable events.

Taxes

Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable to shareholders as long-term capital gains, regardless of the length of time shareholders have owned shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations.

Each portfolio sends detailed tax information about the amount and type of its distributions by January 31 of the following year.

Each portfolio may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the portfolio with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Any such withheld amounts may be credited against the shareholder's U.S. federal income tax liability.

You may be subject to state, local and foreign taxes on portfolio distributions and dispositions of portfolio shares. You should consult your tax advisor regarding the particular tax consequences of an investment in a portfolio.

Transaction information

Share price

Scudder Fund Accounting Corporation determines the net asset value per share of the fund on each day the New York Stock Exchange is open for trading, at 11:00 a.m., 1:00 p.m. and 3:00 p.m. Central time (for all portfolios) and 8:00 Central time (for the Government Securities Portfolio).

Each portfolio seeks to maintain a net asset value of $1.00 per share and values its portfolio instruments at amortized cost. Calculations are made to compare the value of the portfolio's investments, valued at amortized cost, with market-based values. In order to value its investments at amortized cost, the portfolio purchases only securities with a maturity of 12 months or less and maintains a dollar-weighted average portfolio maturity of 90 days or less. In addition, the portfolio limits its portfolio investments to securities that meet the quality and diversification requirements of federal law.

The net asset value per share is the value of one share and is determined by dividing the value of the portfolio's total net assets, less all liabilities, by the number of shares outstanding.

Processing time

Payment for shares you sell will be made in cash as promptly as practicable but in no event later than seven days after receipt of a properly executed request. If you have share certificates, these must accompany your order in proper form for transfer. When you place an order to sell shares for which a portfolio may not yet have received good payment (i.e., purchases by check or certain Automated Clearing House Transactions), a portfolio may delay transmittal of the proceeds until it has determined that collected funds have been received for the purchase of such shares. This may be up to 10 days from receipt by a portfolio of the purchase amount. If shares being redeemed were acquired from an exchange of shares of a mutual fund that were offered subject to a contingent deferred sales charge as described in the prospectus for that other fund, the redemption of such shares by the portfolio may be subject to a contingent deferred sales charge as explained in the prospectus.

Signature guarantees

A signature guarantee is required unless you sell $50,000 or less worth of shares and the proceeds are payable to the shareholder of record at the address of record. You can obtain a guarantee from most brokerage houses and financial institutions, although not from a notary public. The portfolios will normally send you the proceeds within one business day following your request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

The portfolios and their transfer agent each reserves the right to withdraw all or any part of the offering made by this prospectus and to reject purchase orders. Also, from time to time, each portfolio may temporarily suspend the offering of its shares to new investors. During the period of such suspension, persons who are already shareholders normally are permitted to continue to purchase additional shares and to have dividends reinvested.

Any purchases that would result in total account balances for a single shareholder in excess of $3 million are subject to prior approval by the portfolios.

Minimum balances

The minimum initial investment for each portfolio is $1,000 but such minimum amount may be changed at any time in management's discretion. Minimum subsequent investments are $100. Firms offering portfolio shares may set higher minimums for accounts they service and may change such minimums at their discretion.

Because of the high cost of maintaining small accounts, each portfolio reserves the right to redeem an account that falls below the minimum investment level. Thus, a shareholder who makes only the minimum initial investment and then redeems any portion thereof might have the account redeemed. A shareholder will be notified in writing and will be allowed 60 days to make additional purchases to bring the account value up to the minimum investment level before the portfolio redeems that shareholder account.

Third party transactions

If you buy and sell shares of a portfolio through a financial services firm, such as a broker-dealer or bank, that firm may charge a fee for that service. This prospectus should be read in connection with such firms' material regarding their fees and services.

Rule 12b-1 plan

The portfolios have adopted a plan in accordance with Rule 12b-1 of the 1940 Act (the "12b-1 plan") for each portfolio (applicable to the Service Shares only in the case of the Money Market Portfolio). This rule regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing its shares. Because these fees are paid out of the portfolios' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Capital structure

Cash Account Trust (the "Trust") may issue an unlimited number of shares of beneficial interest in one or more series, all having no par value, which may be divided by the Board of Trustees into classes of shares, subject to compliance with the Securities and Exchange Commission (the "SEC") regulations permitting the creation of separate classes of shares. Currently, the Trust offers only one class of shares of the Government Securities Portfolio and Tax-Exempt portfolio and four classes of shares of the Money Market Portfolio. In addition to the Service Shares, these other classes of the Money Market Portfolio are the Premier Shares, Retail Shares and Institutional Shares.

Additional information about the portfolios may be found in the Statement of Additional Information and in shareholder reports. Shareholder inquiries may be made by calling the toll-free telephone number listed below. The Statement of Additional Information contains more detailed information on portfolio investments and operations. The semiannual and annual shareholder reports contain a discussion of the market conditions and the investment strategies that significantly affected the portfolios' performance during the last fiscal year, as well as a listing of portfolio holdings and financial statements. These and other portfolio documents may be obtained without charge from your financial adviser, from the Distributor at 1-800-231-8568, from the Shareholder Service Agent, or from the Securities and Exchange Commission, Judiciary Plaza, 450 Fifth Street, N.W., Washington, DC 20549 (1-800-SEC-0330).


The Statement of Additional Information dated September 1, 1999 is incorporated by reference into this prospectus (is legally a part of this prospectus).



Investment Company Act file numbers:


Cash Account Trust                       811-5970




Printed with SOYINK Printed on recycled paper

                 STATEMENT OF ADDITIONAL INFORMATION
                          September 1, 1999

                         CASH ACCOUNT TRUST
         222 South Riverside Plaza, Chicago, Illinois 60606
                           1-800-231-8568

This combined Statement of Additional Information contains information about the Service Shares of the Money Market Portfolio and shares of the Government Portfolio and shares of the Tax-Exempt Portfolio (each a "Portfolio", collectively the "Portfolios") offered by Cash Account Trust (the "Trust"). Cash Account Trust is an open-end diversified management investment company. This combined Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of Cash Account Trust dated September 1, 1999. The prospectus may be obtained without charge from the Trust at the address or telephone number on this cover or the firm from which this Statement of Additional Information was received and is also available along with other related materials at the SEC's Internet web site (http://www.sec.gov). The Portfolios' Annual Report, dated April 30, 1999 is incorporated by reference into and is hereby deemed to be a part of this Statement of Additional Information.





TABLE OF CONTENTS

     INVESTMENT RESTRICTIONS...................................................2
     INVESTMENT POLICIES AND TECHNIQUES........................................4
     INVESTMENT MANAGER AND SHAREHOLDER SERVICES..............................10
     PORTFOLIO TRANSACTIONS...................................................13
     PURCHASE AND REDEMPTION OF SHARES........................................14
     DIVIDENDS, NET ASSET VALUE AND TAXES.....................................17
     PERFORMANCE..............................................................20
     OFFICERS AND TRUSTEES....................................................22
     SPECIAL FEATURES.........................................................24
     SHAREHOLDER RIGHTS.......................................................26
     APPENDIX -- RATINGS OF INVESTMENTS.......................................28

INVESTMENT RESTRICTIONS

The Trust has adopted for the Portfolios certain investment restrictions which, together with the investment objective and policies of each Portfolio (except for policies designated as non-fundamental and limited in regard to the Tax-Exempt Portfolio to the policies in the first and fifth paragraphs under Investment Policies and Techniques- "Tax-Exempt Portfolio" below), cannot be changed for a Portfolio without approval by holders of a majority of its outstanding voting shares. As defined in the Investment Company Act of 1940 (the "1940 Act"), this means the lesser of the vote of (a) 67% of the shares of the Portfolio present at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Portfolio.

The Money Market Portfolio and the Government Securities Portfolio individually may not:

         (1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Portfolio's assets would be invested in securities of that issuer.

         (2) Purchase more than 10% of any class of securities of any issuer. All debt securities and all preferred stocks are each considered as one class.

         (3) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

         (4)      Borrow money except as a temporary  measure for  extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any money market instruments (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the Portfolio's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Portfolio will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary. The Portfolio will not borrow for leverage purposes.

         (5) Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

         (6)      Write, purchase or sell puts, calls or combinations thereof.

         (7) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Fund or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

         (8) Invest for the purpose of exercising control or management of another issuer.

         (9) Invest in commodities or commodity futures contracts or in real estate (or real estate limited partnerships), although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

         (10) Invest in interests in oil, gas or other mineral exploration or development programs or leases, although it may invest in the securities of issuers which invest in or sponsor such programs.

         (11) Underwrite securities issued by others except to the extent the Portfolio may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

         (12)     Issue senior securities as defined in the 1940 Act.

Additionally, the Money Market Portfolio may not:

         (13) Concentrate 25% or more of the value of the Portfolio's assets in any one industry; provided, however, that (a) the Portfolio reserves freedom of action to invest up to 100% of its assets in obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities in accordance with its investment objective and policies and (b) the Portfolio will invest at least 25% of its assets in obligations issued by banks in accordance with its investment objective and policies. However, the Portfolio may, in the discretion of its investment adviser, invest less than 25% of its assets in obligations issued by banks whenever the Portfolio assumes a temporary defensive posture.

With regard to restriction #13, for purposes of determining the percentage of the Portfolio's total assets invested in securities of issuers having their principal business activities in a particular industry, asset backed securities will be classified separately, based on the nature of the underlying assets. Currently, the following categories are used: captive auto, diversified, retail and consumer loans, captive equipment and business, business trade receivables, nuclear fuel and capital and mortgage lending.

The Tax-Exempt Portfolio may not:

         (1) Purchase securities if as a result of such purchase more than 25% of the Portfolio's total assets would be invested in any industry or in any one state. Municipal Securities and obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities are not considered an industry for purposes of this restriction.

         (2) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer. For purposes of this limitation, the Portfolio will regard the entity that has the primary responsibility for the payment of interest and principal as the issuer.

         (3) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

         (4)      Borrow money except as a temporary  measure for  extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any money market instruments (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the Portfolio's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Portfolio will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary. The Portfolio will not borrow for leverage purposes.

         (5) Make short sales of securities or purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions.

         (6) Write, purchase or sell puts, calls or combinations thereof, although the Portfolio may purchase Municipal Securities subject to Standby Commitments in accordance with its investment objective and policies.

         (7) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Fund or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

         (8) Invest for the purpose of exercising control or management of another issuer.

         (9) Invest in commodities or commodity futures contracts or in real estate (or real estate limited partnerships) except that the Portfolio may invest in Municipal Securities secured by real estate or interests therein.

         (10) Invest in interests in oil, gas or other mineral exploration or development programs or leases, although it may invest in Municipal Securities of issuers which invest in or sponsor such programs or leases.

         (11) Underwrite securities issued by others except to the extent the Portfolio may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

         (12)     Issue senior securities as defined in the 1940 Act.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The
Portfolios did not borrow in the latest fiscal period and have no present intention of borrowing during the coming year as permitted for each Portfolio by investment restriction number 4. In any event, borrowings would only be made as permitted by such restrictions. The Tax-Exempt Portfolio may invest more than 25% of its total assets in industrial development bonds. The Money Market Portfolio and the Government Securities Portfolio of the Trust, as a non-fundamental policy that may be changed without shareholder vote, individually may not:

                  (i) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

In addition, the Tax-Exempt Portfolio of the Trust, as a non-fundamental policy that may be changed without shareholder vote, may not:

                  (i) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.


INVESTMENT POLICIES AND TECHNIQUES

Descriptions in this Statement of Additional Information of a particular investment practice or technique in which a Portfolio may engage or a financial instrument which a Portfolio may purchase are meant to describe the spectrum of investments that Scudder Kemper Investments, Inc. (the "Adviser"), in its discretion, might, but is not required to, use in managing a Portfolio's assets. The Adviser may, in its discretion, at any time, employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of a Portfolio, but, to the extent employed, could, from time to time, have a material impact on a Portfolio's performance.

The Portfolios described in this Statement of Additional Information seek to provide maximum current income consistent with the stability of capital. Each Portfolio is managed to maintain a net asset value of $1.00 per share.

The Trust is a money market mutual fund designed to provide its shareholders with professional management of short-term investment dollars. It is designed for investors who seek maximum current income consistent with stability of capital. The Trust pools individual and institutional investors' money that it uses to buy high quality money market instruments. The Trust is a series investment company that is able to provide investors with a choice of separate investment portfolios. It currently offers three investment Portfolios: the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio. Because each Portfolio combines its shareholders' money, it can buy and sell large blocks of securities, which reduces transaction costs and maximizes yields. The Trust is managed by investment professionals who analyze market trends to take advantage of changing conditions and who seek to minimize risk by diversifying each Portfolio's investments. A Portfolio's investments are subject to price fluctuations resulting from rising or declining interest rates and are subject to the ability of the issuers of such investments to make payment at maturity. However, because of their short maturities, liquidity and high quality ratings, high quality money market instruments, such as those in which the Portfolios invest, are generally considered to be among the safest available. Thus, each Portfolio is designed for investors who want to avoid the fluctuations of principal commonly associated with equity or long-term bond investments. There can be no guarantee that a Portfolio will achieve its objective or that it will maintain a net asset value of $1.00 per share.

Money Market Portfolio. The Portfolio seeks maximum current income consistent with stability of capital. The Portfolio pursues its objective by investing exclusively in the following types of U.S. Dollar-denominated money market instruments that mature in 12 months or less:

1. Obligations of, or guaranteed by, the U.S. or Canadian governments, their agencies or instrumentalities.
2. Bank certificates of deposit, time deposits or bankers' acceptances of U.S. banks (including their foreign branches) and Canadian chartered banks having total assets in excess of $1 billion.
3. Bank certificates of deposit, time deposits or bankers' acceptances of foreign banks (including their U.S. and foreign branches) having total assets in excess of $10 billion.
4. Commercial paper, notes, bonds, debentures, participation certificates or other debt obligations that (i) are rated high quality by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), or Duff & Phelps, Inc. ("Duff"); or (ii) if unrated, are determined to be at least equal in quality to one or more of the above ratings in the discretion of the Portfolio's investment manager. Currently, only obligations in the top two categories are considered to be rated high quality. The two highest rating categories of Moody's, S&P and Duff for commercial paper are Prime-1 and Prime-2, A-1 and A-2 and Duff 1 and Duff 2, respectively. For other debt obligations, the two highest rating categories for such services are Aaa and Aa, AAA and AA and AAA and AA, respectively. For a description of these ratings, see "Appendix -- Ratings of Investments" in this Statement of Additional Information.
5. Repurchase agreements of obligations that are suitable for investment under the categories set forth above. Repurchase agreements are discussed below.

In addition, the Portfolio limits its investments to securities that meet the quality and diversification requirements of Rule 2a-7 under the 1940 Act.

The Portfolio will normally invest at least 25% of its assets in obligations issued by banks; provided, however, the Portfolio may in the discretion of the Portfolio's investment manager temporarily invest less than 25% of its assets in such obligations whenever the Portfolio assumes a defensive posture. Investments by the Portfolio in Eurodollar certificates of deposit issued by London branches of U.S. banks, or obligations issued by foreign entities, including foreign banks, involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest payments, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect payment of principal or interest. The market for such obligations may be less liquid and, at times, more volatile than for securities of domestic branches of U.S. banks. Additionally, there may be less public information available about foreign banks and their branches. The profitability of the banking industry is dependent largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in banking operations. As a result of Federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amounts they can loan to a single borrower and subject to other regulations designed to promote financial soundness. However, not all such laws and regulations apply to the foreign branches of domestic banks. Foreign branches of foreign banks are not regulated by U.S. banking authorities, and generally are not bound by accounting, auditing and financial reporting standards comparable to U.S. banks. Bank obligations held by the Portfolio do not benefit materially from insurance from the Federal Deposit Insurance Corporation.

The Portfolio may invest in commercial paper issued by major corporations under the Securities Act of 1933 in reliance on the exemption from registration afforded by Section 3(a)(3) thereof. Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers and individual investor participation in the commercial paper market is very limited. The Portfolio also may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration that is afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Portfolio who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Portfolio through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) paper, thus providing liquidity. The Portfolio's investment manager considers the legally restricted but readily saleable Section 4(2) paper to be liquid; however, pursuant to procedures approved by the Board of Trustees of the Trust, if a particular investment in
Section 4(2) paper is not determined to be liquid, that investment will be included within the 10% limitation on illiquid securities discussed below. The Portfolio's investment manager monitors the liquidity of the Portfolio's investments in Section 4(2) paper on a continuous basis.

The Portfolio may invest in high quality participation certificates ("certificates") representing undivided interests in trusts that hold a portfolio of receivables from consumer and commercial credit transactions, such as transactions involving consumer revolving credit card accounts or commercial revolving credit loan facilities. The receivables would include amounts charged for goods and services, finance charges, late charges and other related fees and charges. Interest payable on the certificates may be fixed or may be adjusted periodically or "float" continuously according to a formula based upon an objective standard such as the 30-day commercial paper rate ("Variable Rate Securities"). A trust may have the benefit of a letter of credit from a bank at a level established to satisfy rating agencies as to the credit quality of the assets supporting the payment of principal and interest on the certificates. Payments of principal and interest on the certificates would be dependent upon the underlying receivables in the trust and may be guaranteed under a letter of credit to the extent of such credit. The quality rating by a rating service of an issue of certificates is based primarily upon the value of the receivables held by the trust and the credit rating of the issuer of any letter of credit and of any other guarantor providing credit support to the trust. The Portfolio's investment manager considers these factors as well as others, such as any quality ratings issued by the rating services identified above, in reviewing the credit risk presented by a certificate and in determining whether the certificate is appropriate for investment by the Portfolio. Collection of receivables in the trust may be affected by various social, legal and economic factors affecting the use of credit and repayment patterns, such as changes in consumer protection laws, the rate of inflation, unemployment levels and relative interest rates. It is anticipated that for most publicly offered certificates there will be a liquid secondary market or there may be demand features enabling the Portfolio to readily sell its certificates prior to maturity to the issuer or a third party. While the Portfolio may invest without limit in certificates, it is currently anticipated that such investments will not exceed 25% of the Portfolio's assets.

Government Securities Portfolio. The Portfolio seeks maximum current income consistent with stability of capital. The Portfolio pursues its objective by investing exclusively in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements of such obligations. All such securities purchased mature in 12 months or less. Some securities issued by U.S. Government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, such as those issued by the Federal Home Loan Bank, and others have an additional line of credit with the U.S. Treasury, such as those issued by Fannie Mae, the Farm Credit System and the Student Loan Marketing Association. Short-term U.S. Government obligations generally are considered to be the safest short-term investment. The U.S. Government guarantee of the securities owned by the Portfolio, however, does not guarantee the net asset value of its shares, which the Portfolio seeks to maintain at $1.00 per share. Also, with respect to securities supported only by the credit of the issuing agency or instrumentality or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

Tax-Exempt Portfolio. The Portfolio seeks maximum current income that is exempt from Federal income taxes to the extent consistent with stability of capital. The Portfolio pursues its objective primarily through a professionally managed, diversified portfolio of short-term high quality tax-exempt municipal obligations. Under normal market conditions at least 80% of the Portfolio's total assets will, as a fundamental policy, be invested in obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the income from which is exempt from Federal income tax ("Municipal Securities"). In compliance with the position of the staff of the Securities and Exchange Commission, the Portfolio does not consider "private activity" bonds to be Municipal Securities for purposes of the 80% limitation. This is a fundamental policy so long as the staff maintains its position, after which it would become non-fundamental.

Municipal Securities, such as industrial development bonds, are issued by or on behalf of public authorities to obtain funds for purposes including privately operated airports, housing, conventions, trade shows, ports, sports, parking or pollution control facilities or for facilities for water, gas, electricity or sewage and solid waste disposal. Such obligations, which may include lease arrangements, are included within the term Municipal Securities if the interest paid thereon qualifies as exempt from federal income tax. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute Municipal Securities, although current Federal tax laws place substantial limitations on the size of such issues.

Municipal Securities which the Portfolio may purchase include, without limitation, debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.

Tax anticipation notes typically are sold to finance working capital needs of municipalities in anticipation of receiving property taxes on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality issuing a longer term bond in the future. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as those available under the Federal Revenue Sharing Program. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by Fannie Mae or "Ginnie Mae" (the Government National Mortgage Association) at the end of the project construction period.
Pre-refunded municipal bonds are bonds which are not yet refundable, but for which securities have been placed in escrow to refund an original municipal bond issue when it becomes refundable. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer. The Tax-Exempt Portfolio may purchase other Municipal Securities similar to the foregoing, which are or may become available, including securities issued to pre-refund other outstanding obligations of municipal issuers.

The Portfolio will invest only in Municipal Securities that at the time of purchase: (a) are rated within the two highest-ratings for Municipal Securities (Aaa or Aa) assigned by Moody's or (AAA or AA) assigned by S&P; (b) are guaranteed or insured by the U.S. Government as to the payment of principal and interest; (c) are fully collateralized by an escrow of U.S. Government securities acceptable to the Portfolio's investment manager; (d) have at the time of purchase Moody's short-term Municipal Securities rating of MIG-2 or higher or a municipal commercial paper rating of P-2 or higher, or S&P's municipal commercial paper rating of A-2 or higher; (e) are unrated, if longer term Municipal Securities of that issuer are rated within the two highest rating categories by Moody's or S&P; or (f) are determined to be at least equal in quality to one or more of the above ratings in the discretion of the Portfolio's investment manager. In addition, the Portfolio limits its investments to securities that meet the quality requirements of Rule 2a-7 under the Investment Company Act of 1940. See "Net Asset Value."

Dividends representing net interest income received by the Portfolio on Municipal Securities will be exempt from federal income tax when distributed to the Portfolio's shareholders. Such dividend income may be subject to state and local taxes. The Portfolio's assets will consist of Municipal Securities, taxable temporary investments as described below and cash. The Portfolio considers short-term Municipal Securities to be those that mature in one year or less. Examples of Municipal Securities that are issued with original maturities of one year or less are short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes, pre-refunded municipal bonds, warrants and tax-free commercial paper.

Municipal Securities generally are classified as "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full credit and taxing power for the payment of principal and interest.
Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Industrial development bonds held by the Portfolio are in most cases revenue bonds and generally are not payable from the unrestricted revenues of the issuer, and do not constitute the pledge of the credit of the issuer of such bonds. Among other types of instruments, the Portfolio may purchase tax-exempt commercial paper, warrants and short-term municipal notes such as tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes and other forms of short-term loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax payments, the proceeds of bond placements or other revenues. See "Appendix" for a more detailed discussion of the Moody's and S&P ratings outlined above. The Portfolio may invest in short-term "private activity" bonds.

The Portfolio may purchase securities that provide for the right to resell them to an issuer, bank or dealer at an agreed upon price or yield within a specified period prior to the maturity date of such securities. Such a right to resell is referred to as a "Standby Commitment." Securities may cost more with Standby Commitments than without them. Standby Commitments will be entered into solely to facilitate portfolio liquidity. A Standby Commitment may be exercised before the maturity date of the related Municipal Security if the Portfolio's investment adviser revises its evaluation of the creditworthiness of the underlying security or of the entity issuing the Standby Commitment. The Portfolio's policy is to enter into Standby Commitments only with issuers, banks or dealers that are determined by the Portfolio's investment manager to present minimal credit risks. If an issuer, bank or dealer should default on its obligation to repurchase an underlying security, the Portfolio might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere.

The Portfolio may purchase high quality Certificates of Participation in trusts that hold Municipal Securities. A Certificate of Participation gives the Portfolio an undivided interest in the Municipal Security in the proportion that the Portfolio's interest bears to the total principal amount of the Municipal Security. These Certificates of Participation may be variable rate or fixed rate with remaining maturities of one year or less. A Certificate of Participation may be backed by an irrevocable letter of credit or guarantee of a financial institution that satisfies rating agencies as to the credit quality of the Municipal Security supporting the payment of principal and interest on the Certificate of Participation. Payments of principal and interest would be dependent upon the underlying Municipal Security and may be guaranteed under a letter of credit to the extent of such credit. The quality rating by a rating service of an issue of Certificates of Participation is based primarily upon the rating of the Municipal Security held by the trust and the credit rating of the issuer of any letter of credit and of any other guarantor providing credit support to the issue. The Portfolio's investment manager considers these factors as well as others, such as any quality ratings issued by the rating services identified above, in reviewing the credit risk presented by a Certificate of Participation and in determining whether the Certificate of Participation is appropriate for investment by the Portfolio. It is anticipated by the Portfolio's investment manager that, for most publicly offered Certificates of Participation, there will be a liquid secondary market or there may be demand features enabling the Portfolio to readily sell its Certificates of Participation prior to maturity to the issuer or a third party. As to those instruments with demand features, the Portfolio intends to exercise its right to demand payment from the issuer of the demand feature only upon a default under the terms of the Municipal Security, as needed to provide liquidity to meet redemptions, or to maintain a high quality investment portfolio.

The Portfolio may purchase and sell Municipal Securities on a when-issued or delayed delivery basis. A when-issued or delayed delivery transaction arises when securities are bought or sold for future payment and delivery to secure what is considered to be an advantageous price and yield to the Portfolio at the time it enters into the transaction. In determining the maturity of portfolio securities purchased on a when-issued or delayed delivery basis, the Portfolio will consider them to have been purchased on the date when it committed itself to the purchase.

A security purchased on a when-issued basis, like all securities held by the Portfolio, is subject to changes in market value based upon changes in the level of interest rates and investors' perceptions of the creditworthiness of the issuer. Generally such securities will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore if, in order to achieve higher interest income, the Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Portfolio's assets will vary from $1.00 per share because the value of a when-issued security is subject to market fluctuation and no interest accrues to the purchaser prior to settlement of the transaction.

The Portfolio will only make commitments to purchase Municipal Securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Portfolio reserves the right to sell these securities before the settlement date if deemed advisable. The sale of these securities may result in the realization of gains that are not exempt from federal income tax.

In seeking to achieve its investment objective, the Portfolio may invest all or any part of its assets in Municipal Securities that are industrial development bonds. Moreover, although the Portfolio does not currently intend to do so on a regular basis, it may invest more than 25% of its assets in Municipal Securities that are repayable out of revenue streams generated from economically related projects or facilities, if such investment is deemed necessary or appropriate by the Portfolio's investment manager. To the extent that the Portfolio's assets are concentrated in Municipal Securities payable from revenues on economically related projects and facilities, the Portfolio will be subject to the risks presented by such projects to a greater extent than it would be if the Portfolio's assets were not so concentrated.

From time to time, as a defensive measure or when acceptable short-term Municipal Securities are not available, the Tax-Exempt Portfolio may invest in taxable "temporary investments" that include: obligations of the U.S. Government, its agencies or instrumentalities; debt securities rated within the two highest grades by Moody's or S&P; commercial paper rated in the two highest grades by either of such rating services; certificates of deposit of domestic banks with assets of $1 billion or more; and any of the foregoing temporary investments subject to repurchase agreements. Repurchase agreements are discussed below. Interest income from temporary investments is taxable to shareholders as ordinary income. Although the Portfolio is permitted to invest in taxable securities (limited under normal market conditions to 20% of the Portfolio's total assets), it is the Portfolio's primary intention to generate income dividends that are not subject to federal income taxes.

The Federal bankruptcy statutes relating to the adjustments of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material adverse changes in the rights of holders of obligations issued by such subdivisions or authorities.

Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states and legislation has been introduced to effect changes in public school finances in some states. In other instances, there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or Federal law that ultimately could affect the validity of those Municipal Securities or the tax-free nature of the interest thereon.

The Trust. Each Portfolio may invest in repurchase agreements, which are instruments under which a Portfolio acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during the Portfolio's holding period. Maturity of the securities subject to repurchase may exceed one year. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Portfolio might have expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. A Portfolio will not purchase illiquid securities, including time deposits and repurchase agreements maturing in more than seven days if, as a result thereof, more than 10% of such Portfolio's net assets valued at the time of the transaction would be invested in such securities.

Each Portfolio may invest in Variable Rate Securities, instruments having rates of interest that are adjusted periodically or that "float" continuously according to formulae intended to minimize fluctuation in values of the instruments. The interest rate of Variable Rate Securities ordinarily is determined by reference to or is a percentage of an objective standard such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rate on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. Some Variable Rate Securities ("Variable Rate Demand Securities") have a demand feature entitling the purchaser to resell the securities at an amount approximately equal to amortized cost or the principal amount thereof plus accrued interest. As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. Each Portfolio determines the maturity of Variable Rate Securities in accordance with Rule 2a-7, which allows each Portfolio to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument .

A Portfolio may not borrow money except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any portfolio securities. Any such borrowings under this provision will not be collateralized. No Portfolio will borrow for leverage purposes.

Repurchase Agreements. The Portfolios may enter into repurchase agreements with any member bank of the Federal Reserve System or any domestic broker/dealer which is recognized as a reporting Government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Adviser to be at least as high as that of other obligations the Portfolios may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's, S&P or Duff.

A repurchase agreement provides a means for a Portfolio to earn taxable income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Portfolio) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Portfolio, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Portfolio together with the repurchase price on the date of repurchase. In either case, the income to a Portfolio (which is taxable) is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry system.

For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from a Portfolio to the seller of the Obligation subject to the repurchase agreement and is therefore subject to that Portfolio's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by a Portfolio subject to a repurchase agreement as being owned by that Portfolio or as being collateral for a loan by the Portfolio to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Portfolio may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterized the transaction as a loan and a Portfolio has not perfected an interest in the Obligation, that Portfolio may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Portfolio is at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for each Portfolio, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Portfolio may incur a loss if the proceeds to the Portfolio of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), each Portfolio will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Portfolio will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

INVESTMENT MANAGER AND SHAREHOLDER SERVICES

Investment Manager. Scudder Kemper Investments, Inc. (the "Adviser"), 345 Park Avenue, New York, New York, is each Portfolio's investment manager. The Adviser is approximately 70% owned by Zurich Financial Services, Inc., a newly formed global insurance and financial services company. Its officers and employees own the balance of the Adviser. Pursuant to the investment management agreement, the Adviser acts as each Portfolio's investment manager, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. The Trust pays the expenses of its operations, including the fees and expenses of its independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, costs of calculating net asset value and maintaining all accounting records thereto, brokerage commissions or transaction costs, taxes, registration fees, the fees and expenses of qualifying the Trust and its shares for distribution under federal and state securities laws and membership dues in the Investment Company Institute or any similar organization. The Trust's expenses generally are allocated among the Portfolios on the basis of relative net assets at the time of allocation, except that expenses directly attributable to a particular Portfolio are charged to that Portfolio.

The investment management agreement provides that the Adviser shall not be liable for any error of judgment or of law, or for any loss suffered by the Trust in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.

The investment management agreement continues in effect from year to year for each Portfolio subject thereto so long as its continuation is approved at least annually by (a) a majority vote of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Trust, cast in person at a meeting called for such purpose, and
(b) the shareholders of each Portfolio subject thereto or the Board of Trustees. If continuation is not approved for a Portfolio, the investment management agreement nevertheless may continue in effect for any Portfolio for which it is approved and the Adviser may continue to serve as investment manager for the Portfolio for which it is not approved to the extent permitted by the Investment Company Act of 1940. The agreement may be terminated at any time upon 60 days notice by either party, or by a majority vote of the outstanding shares of a Portfolio subject thereto with respect to that Portfolio, and will terminate automatically upon assignment. Additional Portfolios may be subject to different agreements.

At December 31, 1997, pursuant to the terms of an agreement, Scudder, Stevens & Clark, Inc. ("Scudder"), and Zurich Insurance Company ("Zurich"), formed a new global organization by combining Scudder with Zurich Kemper Investments, Inc. ("ZKI"), a former subsidiary of Zurich and the former investment manager to the Portfolios and Scudder changed its name to Scudder Kemper Investments, Inc.

On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in The Adviser) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services Group. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services Group, with the balance initially owned by former B.A.T shareholders.

Upon consummation of this transaction, each Portfolio's existing investment management agreement with the Adviser was deemed to have been assigned and, therefore, terminated. The Board has approved a new investment management agreement (the "Agreement") with the Adviser, which is substantially identical to the current investment management agreement, except for the date of execution and termination. This agreement became effective on September 7, 1998 upon the termination of the then current investment management agreement and was approved at a shareholder meeting held in December 1998.

For the services and facilities furnished to the Money Market, Government Securities and Tax-Exempt Portfolios, the Portfolios pay a monthly investment management fee on a graduated basis at 1/12 of 0.22% of the first $500 million of combined average daily net assets of such Portfolios, 0.20% of the next $500 million 0.175% of the next $1 billion, 0.16% of the next $1 billion and 0.15% of combined average daily net assets of such Portfolios over $3 billion. The investment management fee is computed based on average daily net assets of the Portfolios and allocated among the Portfolios based upon the relative net assets of each. Pursuant to the investment management agreement, the Money Market, Government Securities and Tax-Exempt Portfolios paid the Adviser fees of $xxx,xxx, $xxx,xxx and $xx,xxx, respectively, for the fiscal year ended April 30, 1999; $1,888,000, $1,020,000 and $530,000 respectively, for the fiscal year ended April 30, 1998; and $975,000, and $483,000 and $69,000, respectively, for the fiscal year ended April 30, 1997. The Adviser and certain affiliates have agreed to limit certain operating expenses of the Portfolios to the extent described in the prospectus. If expense limits had not been in effect the Adviser would have received investment management fees from the Money Market, Government Securities and Tax-Exempt Portfolios of $xxx,xxx, $xxx,xxx and $xxx,xxx, respectively, for the fiscal year ended April 30, 1999; $2,463,000, $1,301,000 and $630,000, respectively, for the fiscal year ended April 30, 1998, and $1,150,000, $744,000 and $212,000, respectively, for the fiscal year ended April 30, 1997. The Adviser absorbed operating expenses for the Money Market, Government Securities and Tax-Exempt Portfolios of $xxx,xxx, $xxx,xxx and $xxx,xxx, respectively, for the fiscal year ended April 30, 1999; $1,253,000, $281,000 and $100,000, respectively, for the year ended April 30, 1998; $175,000, $261,000 and $143,000, respectively, for the fiscal year ended April 30, 1997.

Certain officers or trustees of the Trust are also directors or officers of the Adviser as indicated under "Officers and Trustees."

Fund Accounting Agent. Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share of each Portfolio and maintaining all accounting records related thereto. Currently, SFAC receives no fee for its services to the Portfolios; however, subject to Board approval, at some time in the future, SFAC may seek payment for its services under this agreement.

Distributor and Administrator. Pursuant to an administration, shareholder services and distribution agreement ("distribution agreement"), Kemper
Distributors, Inc. ("KDI") serves as primary administrator and principal underwriter for the Portfolios to provide information and services for existing and potential shareholders. The distribution agreement provides that KDI shall appoint various firms to provide cash management services for their customers or clients through the Portfolios. The firms are to provide such office space and equipment, telephone facilities, personnel and literature distribution as is necessary or appropriate for providing information and services to the firms' clients. Each Portfolio has adopted a plan in accordance with Rule 12b-1 of the 1940 Act (the "12b-1 Plan"). This rule regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing shares. For its services under the distribution agreement and pursuant to the 12b-1 Plan, each Portfolio pays KDI a distribution services fee, payable monthly, at the annual rate of 0.60% of average daily net assets with respect to the shares of the Money Market and Government Securities Portfolios and 0.50% of average daily net assets with respect to the shares of the Tax-Exempt Portfolio. Expenditures by KDI on behalf of the Portfolios need not be made on the same basis that such fees are allocated. The fees are accrued daily as an expense of the Portfolios.

As principal underwriter for the Portfolios, KDI acts as agent of each Portfolio in the sale of that Portfolio's shares. KDI pays all its expenses under the distribution agreement including, without limitation, services fees to firms. The Trust pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and KDI pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. KDI also pays for supplementary sales literature and advertising costs.

KDI has related administration services and selling group agreements ("services agreements") with various firms to provide cash management and other services for a Portfolio's shareholders. Such services and assistance may include, but may not be limited to, establishing and maintaining shareholder accounts and records, processing purchase and redemption transactions, providing automatic investment in Portfolio shares of client account balances, answering routine inquiries regarding a Portfolio, assisting clients in changing account options, designations and addresses, and such other services as may be agreed upon from time to time and as may be permitted by applicable statute, rule or regulation. KDI also may provide some of the above services for the Portfolio. KDI normally pays such firms for services at a maximum annual rate of 0.60% of average daily net assets of those accounts in the shares of the Money Market Service Shares and Government Securities Portfolios that they maintain and service and 0.50% of average daily net assets of those accounts in the shares of the Tax-Exempt Portfolio that they maintain and service. KDI in its discretion may pay certain firms additional amounts. During the fiscal year ended April 30, 1998, the shares of the Money Market, Government Securities and Tax-Exempt Portfolios paid distribution services fees of $7,193,000, $4,158,000 and $1,678,000, respectively. Of such amounts, KDI remitted pursuant to related services agreements $13,739,000 as service fees to firms. During the fiscal year ended April 30, 1998, KDI incurred underwriting, distribution and administrative expenses in the approximate amounts noted: service fees to firms ($13,739,000); advertising and literature ($0); prospectus printing ($0); marketing and sales expenses ($650,000) and other expenses ($0); for a total of $14,389,000. A portion of the aforesaid marketing, sales and operating expenses could be considered overhead expense.

The distribution agreement and the 12b-1 Plan continue in effect from year to year so long as such continuance is approved at least annually by a vote of the Board of Trustees of the Trust, including the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the agreement. The distribution agreement automatically terminates in the event of its assignment and may be terminated at any time without penalty by the Trust or by KDI upon 60 days' written notice. Termination of the distribution agreement by the Trust may be by vote of a majority of the Board of Trustees, or a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the agreement, or a "majority of the outstanding voting securities" of the Trust as defined under the 1940 Act. The 12b-1 Plan may not be amended to increase the fee to be paid by a Portfolio without approval by a majority of the outstanding voting securities of the Portfolio and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the 12b-1 Plan. The 12b-1 Plan may be terminated at any time without penalty by a vote of the majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the Plan, or by a vote of the majority of the outstanding voting securities of the Trust. The Portfolios of the Trust will vote separately with respect to the 12b-1 Plan.

Custodian, Transfer Agent and Shareholder Service Agent. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as custodian, has custody of all securities and cash of the Trust. It attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Portfolio. Pursuant to a services agreement with Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania Avenue, Kansas City, Missouri 64105, Kemper Service Company ("KSvC"), an affiliate of the Adviser, serves as "Shareholder Service Agent." IFTC receives, as transfer agent, and pays to KSvC annual account fees of a maximum of $13 per account plus out-of-pocket expense reimbursement. During the fiscal year ended April 30, 1999, IFTC remitted shareholder service fees in the amount of $x,xxx,xxx to KSvC as Shareholder Service Agent.

Independent Auditors and Reports to Shareholders. The Trust's independent auditors, Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, audit and report on the Trust's annual financial statements, review certain regulatory reports and the Trust's federal income tax return, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Trust. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

Legal Counsel. Vedder, Price, Kaufman & Kammholz, 222 North LaSalle Street, Chicago, Illinois 60601, serves as legal counsel for the Trust.

PORTFOLIO TRANSACTIONS

Brokerage Commissions

Allocation of brokerage is supervised by the Adviser.

The primary objective of the Adviser in placing orders for the purchase and sale of securities for a Portfolio is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by A Portfolio to reported commissions paid by others. The Adviser routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

A Portfolio's purchases and sales of fixed-income securities are generally placed by the Adviser with primary market makers for these securities on a net basis, with out any brokerage commission being paid by a Portfolio. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with broker/dealers who supply brokerage and research services to the Adviser or a Portfolio. The term "research services" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is authorized when placing portfolio transactions, if applicable, for a Portfolio to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research services. The Adviser has negotiated arrangements, which are not applicable to most fixed-income transactions, with certain broker/dealers pursuant to which a broker/dealer will provide research services, to the Adviser or a Portfolio in exchange for the direction by the Adviser of brokerage transactions to the broker/dealer. These arrangements regarding receipt of research services generally apply to equity security transactions. The Adviser may place orders with a broker/dealer on the basis that the broker/dealer has or has not sold shares of a Portfolio. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

To the  maximum  extent  feasible,  it is expected  that the Adviser  will place orders for portfolio transactions through the Distributor, which is a corporation registered as a broker/dealer and a subsidiary of the Adviser; the Distributor will place orders on behalf of a Portfolio with issuers, underwriters or other brokers and dealers. The Distributor will not receive any commission, fee or other remuneration from a Portfolio for this service.

Although certain research services from broker/dealers may be useful to a Portfolio and to the Adviser, it is the opinion of the Adviser that such information only supplements the Adviser's own research effort since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than a Portfolio, and not all such information is used by the Adviser in connection with a Portfolio. Conversely, such information provided to the Adviser by broker/dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to a Portfolio.

The Trustees review, from time to time, whether the recapture for the benefit of a Portfolio of some portion of the brokerage commissions or similar fees paid by a Portfolio on portfolio transactions is legally permissible and advisable.

Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker. There usually are no brokerage commissions paid by a Portfolio for such purchases. During the last three fiscal years each Portfolio paid no portfolio brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

PURCHASE AND REDEMPTION OF SHARES

Purchase of Shares

Shares of each Portfolio are sold at net asset value through selected financial services firms, such as broker-dealers and banks ("firms"). Investors must indicate the Portfolio in which they wish to invest. Each Portfolio has established a minimum initial investment for Shares of each Portfolio of $1,000and $100 for subsequent investments, but these minimums may be changed at anytime in management's discretion. Firms offering Portfolio shares may set higher minimums for accounts they service and may change such minimums at their discretion. The Trust may waive the minimum for purchases by trustees, directors, officers or employees of the Trust or the Adviser and its affiliates.

Each Portfolio seeks to have their portfolios as fully invested as possible at all times in order to achieve maximum income. Since each Portfolio will be investing in instruments that normally require immediate payment in Federal Funds (monies credited to a bank's account with its regional Federal Reserve
Bank), each Portfolio has adopted procedures for the convenience of its shareholders and to ensure that each Portfolio receives investable funds. An investor wishing to open an account should use the Account Information Form available from the Trust or financial services firms. Orders for the purchase of shares that are accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until a Portfolio determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.

Orders for purchase of Shares of a Portfolio received by wire transfer in the form of Federal Portfolios will be effected at the next determined net asset value. Shares purchased by wire will receive (i) that day's dividend if effected at or prior to the 1:00 p.m. Central time net asset value determination for the Money Market Portfolio and the Government Securities Portfolio and at or prior to the 11:00 a.m. Central time net asset value determination for the Tax-Exempt Portfolio; (ii) the dividend for the next calendar day if effected at the 3:00p.m. or 8:00 p.m. Central time net asset value determination provided such payment is received by 3:00 p.m. Central time; or (iii) the dividend for the next business day if effected at the 8:00 p.m. Central time net asset value determination and payment is received after 3:00 p.m. Central time on such date for the Government Securities Portfolio. Confirmed share purchases that are effective at the 8:00 p.m. Central time net asset value determination for the Government Securities Portfolio will receive dividends upon receipt of payment for such transactions in the form of Federal Funds in accordance with the time provisions immediately above.

Orders for purchase accompanied by a check or other negotiable bank draft will be accepted and effected as of 3:00 p.m. Central time on the next business day following receipt and such Shares will receive the dividend for the next calendar day following the day the purchase is effected. If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected on such check before Shares will be purchased. See "Purchase and Redemption of Shares" in the Statement of Additional Information.

If payment is wired in Federal Funds, the payment should be directed to United Missouri Bank of Kansas City, N.A. (ABA #101-000-695), 10th and Grand Avenue, Kansas City, MO 64106 for credit to appropriate Fund bank account (CAT Money Market Fund 46: 98-0119-980-3; CAT Government Securities Fund 47: 98-0119-983-8; CAT Tax-Exempt Fund 48: 98-0119-985-4) and further credit to your account number.

Redemption of Shares

General. Upon receipt by the Shareholder Service Agent of a request in the form described below, shares of a Portfolio will be redeemed by a Portfolio at the next determined net asset value. If processed at 3:00 p.m. (or 8:00 p.m. for the Money Market Portfolio and the Government Securities Portfolio) Central time, the shareholder will receive that day's dividend. A shareholder may use either the regular or expedited redemption procedures. Shareholders who redeem all their shares of a Portfolio will receive the net asset value of such shares and all declared but unpaid dividends on such shares.

Each Portfolio may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange ("Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of a Portfolio's investments is not reasonably practicable, or (ii) it is not reasonably practicable for a Portfolio to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Trust's shareholders.

Although it is each Portfolio's present policy to redeem in cash, if the Board of Trustees determines that a material adverse effect would be experienced by the remaining shareholders if payment were made wholly in cash, a Portfolio will pay the redemption price in whole or in part by a distribution of portfolio securities in lieu of cash, in conformity with the applicable rules of the Securities and Exchange Commission, taking such securities at the same value used to determine net asset value, and selecting the securities in such manner as the Board of Trustees may deem fair and equitable. If such a distribution occurs, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition would incur certain transaction costs. Such a redemption would not be as liquid as a redemption entirely in cash. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Trust is obligated to redeem shares of a Portfolio solely in cash up to the lesser of $250,000 or 1% of the net assets of that Portfolio during any 90-day period for any one shareholder of record.

If shares of a Portfolio to be redeemed were purchased by check or through certain Automated Clearing House ("ACH") transactions, the Portfolio may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 10 days from receipt by the Portfolio of the purchase amount. Shareholders may not use ACH or Redemption Checks (defined below) until the shares being redeemed have been owned for at least 10 days and shareholders may not use such procedures to redeem shares held in certificated form. There is no delay when shares being redeemed were purchased by wiring Federal Funds.

If shares being redeemed were acquired from an exchange of shares of a mutual fund that were offered subject to a contingent deferred sales charge as described in the prospectus for that other fund, the redemption of such shares by a Portfolio may be subject to a contingent deferred sales charge as explained in such prospectus.

Shareholders can request the following telephone privileges: expedited wire transfer redemptions, ACH transactions and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. The Trust or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges, unless the Trust or its agents reasonably believe, based upon reasonable verification procedures, that the telephone instructions are genuine. The shareholder will bear the risk of loss, resulting from fraudulent or unauthorized transactions, as long as the reasonable verification procedures are followed. The verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.

Because of the high cost of maintaining small accounts, each Portfolio reserves the right to redeem an account that falls below the minimum investment level. Thus, a shareholder who makes only the minimum initial investment and then redeems any portion thereof might have the account redeemed. A shareholder will be notified in writing and will be allowed 60 days to make additional purchases to bring the account value up to the minimum investment level before a Portfolio redeems the shareholder account.

Financial services firms provide varying arrangements for their clients to redeem Portfolio shares. Such firms may independently establish and charge amounts to their clients for such services.

Regular Redemptions. When shares are held for the account of a shareholder by the Trust's transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to Kemper Service Company, P.O. Box 419153, Kansas City, Missouri 64141-6153. When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

Telephone Redemptions. If the proceeds of the redemption are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor, guardian and custodian account holders, provided the trustee, executor guardian or custodian is named in the account registration. Other institutional account holders may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Telephone requests may be made by calling 1-800-231-8568. Shares purchased by check or through certain ACH transactions may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificate form and may not be used if the shareholder's account has had an address change within 30 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. Each Portfolio reserves the right to terminate or modify this privilege at any time.

Expedited Wire Transfer Redemptions. If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares can be redeemed and proceeds sent by a federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to 11:00 a.m. Central time will result in shares being redeemed that day and normally the proceeds will be sent to the designated account that day. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-231-8568 or in writing, subject to the limitations on liability. A Portfolio is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. Each Portfolio currently does not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum. To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above, or contact the firm through which shares of a Portfolio were purchased. Shares purchased by check or through certain ACH transactions may not be redeemed by wire transfer until the shares have been owned for at least 10 days. Account holders may not use this procedure to redeem shares held in certificate form. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the expedited wire transfer redemption privilege. Each Portfolio reserves the right to terminate or modify this privilege at any time.

Redemptions By Draft. Upon request, shareholders will be provided with drafts to be drawn on a Portfolio ("Redemption Checks"). These Redemption Checks may be made payable to the order of any person for not more than $5 million. Shareholders should not write Redemption Checks in an amount less than $250 since a $10 service fee will be charged as described below. When a Redemption Check is presented for payment, a sufficient number of full and fractional shares in the shareholder's account will be redeemed as of the next determined net asset value to cover the amount of the Redemption Check. This will enable the shareholder to continue earning dividends until a Portfolio receives the Redemption Check. A shareholder wishing to use this method of redemption must complete and file an Account Application which is available from each Portfolio or firms through which shares were purchased. Redemption Checks should not be used to close an account since the account normally includes accrued but unpaid dividends. Each Portfolio reserves the right to terminate or modify this privilege at any time. This privilege may not be available through some firms that distribute shares of each Portfolio. In addition, firms may impose minimum balance requirements in order to offer this feature. Firms may also impose fees to investors for this privilege or establish variations of minimum check amounts if approved by each Portfolio.

Unless one signer is authorized on the Account Application, Redemption Checks must be signed by all account holders. Any change in the signature authorization must be made by written notice to the Shareholder Service Agent. Shares purchased by check or through certain ACH transactions may not be redeemed by Redemption Check until the shares have been on a Portfolio's books for at least 10 days. Shareholders may not use this procedure to redeem shares held in certificate form. Each Portfolio reserves the right to terminate or modify this privilege at any time.

A Portfolio may refuse to honor Redemption Checks whenever the right of redemption has been suspended or postponed, or whenever the account is otherwise impaired. A $10 service fee will be charged when a Redemption Check is presented to redeem Portfolio shares in excess of the value of a Portfolio account or in an amount less than $250; when a Redemption Check is presented that would require redemption of shares that were purchased by check or certain ACH transactions within 10 days; or when "stop payment" of a Redemption Check is requested.

Special Features. Certain firms that offer Shares of a Portfolio also provide special redemption features through charge or debit cards and checks that redeem Portfolio Shares. Various firms have different charges for their services. Shareholders should obtain information from their firm with respect to any special redemption features, applicable charges, minimum balance requirements and special rules of the cash management program being offered.

DIVIDENDS, NET ASSET VALUE AND TAXES

Dividends. Dividends are declared daily and paid monthly. Shareholders will receive dividends in additional shares unless they elect to receive cash. Dividends will be reinvested monthly in shares of a Portfolio at the net asset value normally on the 21st day of each month if a business day, otherwise on the next business day. A Portfolio will pay shareholders who redeem their entire accounts all unpaid dividends at the time of the redemption not later than the next dividend payment date. Upon written request to the Shareholder Service Agent, a shareholder may elect to have Portfolio dividends invested without sales charge in shares of another Kemper Mutual Fund offering this privilege at the net asset value of such other fund. See "Special Features -- Exchange Privilege" for a list of such other Kemper Mutual Funds. To use this privilege of investing Portfolio dividends in shares of another Kemper Mutual Fund, shareholders must maintain a minimum account value of $1,000 in this Portfolio and must maintain a minimum account value of $1,000 in the fund in which dividends are reinvested.

Each Portfolio calculates its dividends based on its daily net investment income. For this purpose, the net investment income of the Portfolio consists of
(a) accrued interest income plus or minus amortized discount or premium (excluding market discount for the Tax-Exempt Portfolio), (b) plus or minus all short-term realized gains and losses on investments and (c) minus accrued expenses allocated to the Portfolio. Expenses of each Portfolio are accrued each day. While each Portfolio's investments are valued at amortized cost, there will be no unrealized gains or losses on such investments. However, should the net asset value of a Portfolio deviate significantly from market value, the Board of Trustees could decide to value the investments at market value and then unrealized gains and losses would be included in net investment income above. Dividends are reinvested monthly and shareholders will receive monthly confirmations of dividends and of purchase and redemption transactions except that confirmations of dividend reinvestment for Individual Retirement Accounts and other fiduciary accounts for which Investors Fiduciary Trust Company acts as trustee will be sent quarterly.

If the shareholder elects to receive dividends in cash, checks will be mailed monthly, within five business days of the reinvestment date (described below), to the shareholder or any person designated by the shareholder. At the option of the shareholder, cash dividends may be sent by Federal Funds wire. Shareholders may request to have dividends sent by wire on the Account Application or by contacting the Shareholder Service Agent (see "Purchase of Shares"). The Portfolio reinvests dividend checks (and future dividends) in shares of the Portfolio if checks are returned as undeliverable. Dividends and other distributions in the aggregate amount of $10 or less are automatically reinvested in shares of the Portfolio unless the shareholder requests that such policy not be applied to the shareholder's account.

Net Asset Value. As described in the prospectus, each Portfolio values its portfolio instruments at amortized cost, which does not take into account unrealized capital gains or losses. This involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. Calculations are made to compare the value of a Portfolio's investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market values and a Portfolio's $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees of the Trust believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If a Portfolio's net asset value per share (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees of the Trust might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a Portfolio's net asset value per share (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees of the Trust might supplement dividends in an effort to maintain the net asset value at $1.00 per share.

Taxes.

Taxable Portfolios. The Money Market Portfolio and the Government Securities Portfolio each intend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code") and, if so qualified, will not be subject to Federal income taxes to the extent its earnings are distributed. Dividends derived from interest and short-term capital gains are taxable as ordinary income whether received in cash or reinvested in additional shares. Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned their shares. Dividends from these Portfolios do not qualify for the dividends received deduction available to corporate shareholders.

Dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated as paid on December 31 of the calendar year in which declared for Federal income tax purposes. The Portfolio may adjust its schedule for dividend reinvestment for the month of December to assist in complying with the reporting and minimum distribution requirements contained in the Code.

Tax-Exempt Portfolio. The Tax-Exempt Portfolio intends to continue to qualify under the Code as a regulated investment company and, if so qualified, will not be liable for Federal income taxes to the extent its earnings are distributed. This

Portfolio also intends to meet the requirements of the Code applicable to regulated investment companies distributing tax-exempt interest dividends and, accordingly, dividends representing net interest received on Municipal Securities will not be included by shareholders in their gross income for Federal income tax purposes, except to the extent such interest is subject to the alternative minimum tax as discussed below. Dividends representing taxable net investment income (such as net interest income from temporary investments in obligations of the U.S. Government) and net short-term capital gains, if any, are taxable to shareholders as ordinary income. Net interest on certain "private activity bonds" issued on or after August 8,1986 is treated as an item of tax preference and may, therefore, be subject to both the individual and corporate alternative minimum tax. To the extent provided by regulations to be issued by the Secretary of the Treasury, exempt-interest dividends from the Tax-Exempt Portfolio are to be treated as interest on private activity bonds in proportion to the interest income the Portfolio receives from private activity bonds, reduced by allowable deductions. For the 1998 calendar year xx% of the net interest income was derived from "private activity bonds. "

Exempt-interest dividends, except to the extent of interest from "private activity bonds," are not treated as a tax-preference item. For a corporate shareholder, however, such dividends will be included in determining such corporate shareholder's "adjusted current earnings." Seventy-five percent of the excess, if any, of "adjusted current earnings" over the corporate shareholder's other alternative minimum taxable income with certain adjustments will be a tax-preference item. Corporate shareholders are advised to consult their tax advisers with respect to alternative minimum tax consequences.

Shareholders  will be required to disclose on their  Federal  income tax returns
the  amount  of  tax-exempt   interest   earned   during  the  year,   including
exempt-interest dividends received from the Tax-Exempt Portfolio.

Individuals whose modified income exceeds a base amount will be subject to Federal income tax on up to 85% of their Social Security benefits. Modified income includes adjusted gross income, tax-exempt interest, including exempt-interest dividends from the Tax-Exempt Portfolio, and 50% of Social Security benefits.

The tax exemption of dividends from the Tax-Exempt Portfolio for Federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. The laws of the several states and local taxing authorities vary with respect to the taxation of such income and shareholders of the Portfolios are advised to consult their own tax advisers as to the status of their accounts under state and local tax laws.

Each Portfolio is required by law to withhold 31% of taxable dividends paid to certain shareholders who do not furnish a correct taxpayer identification number (in the case of individuals, a social security number) and in certain other circumstances. Trustees of qualified retirement plans and 403(b)(7) accounts are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be "rolled over." The 20% withholding requirement does not apply to distributions from IRAs or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account, or IRA. Shareholders should consult their tax advisers regarding the 20% withholding requirement.

Interest on indebtedness which is incurred to purchase or carry shares of a mutual fund which distributes exempt-interest dividends during the year is not deductible for Federal income tax purposes. Further, the Tax-Exempt Portfolio may not be an appropriate investment for persons who are "substantial users" of facilities financed by industrial development bonds held by the Tax-Exempt Portfolio or are "related persons" to such users; such persons should consult their tax advisers before investing in the Tax-Exempt Portfolio.

The "Superfund Act of 1986" (the "Superfund Act") imposes a separate tax on corporations at a rate of 0.12 percent of the excess of such corporation's
"modified alternative minimum taxable income" over $2 million. A portion of tax-exempt interest, including exempt-interest dividends from the Tax-Exempt Portfolio, may be includable in modified alternative minimum taxable income. Corporate shareholders are advised to consult their tax advisers with respect to the consequences of the Superfund Act.

Shareholders normally will receive monthly confirmations of dividends and of purchase and redemption transactions except that confirmations of dividend reinvestment for IRAs and other fiduciary accounts for which Investors Fiduciary Trust Company serves as trustee will be sent quarterly. Firms may provide varying arrangements with their clients with respect to confirmations. Tax information will be provided annually. Shareholders are encouraged to retain copies of their account confirmation statements or year-end statements for tax reporting purposes. However, those who have incomplete records may obtain historical account transaction information at a reasonable fee.

PERFORMANCE

From time to time, the Trust may advertise several types of performance information for a Portfolio, including "yield" and "effective yield" and, in the case of the Tax-Exempt Portfolio, "tax equivalent yield". Each of these figures is based upon historical earnings and is not representative of the future performance of a Portfolio. The yield of a Portfolio refers to the net investment income generated by a hypothetical investment in the Portfolio over a specific seven-day period. This net investment income is then annualized, which means that the net investment income generated during the seven-day period is assumed to be generated each week over an annual period and is shown as a percentage of the investment. The effective yield is calculated similarly, but the net investment income earned by the investment is assumed to be compounded when annualized. The effective yield will be slightly higher than the yield due to this compounding effect.

The Adviser temporarily has agreed to absorb certain operating expenses of each Portfolio to the extent specified in the prospectus. Without this expense absorption, the performance results noted herein for the Money Market, Tax-Exempt and Government Securities Portfolios would have been lower.

Each Portfolio's seven-day yield is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. Under that method, the yield quotation is based on a seven-day period and is computed for each Portfolio as follows. The first calculation is net investment income per share, which is accrued interest on portfolio securities, plus or minus amortized discount or premium, less accrued expenses. This number is then divided by the price per share (expected to remain constant at $1.00) at the beginning of the period ("base period return"). The result is then divided by 7 and multiplied by 365 and the resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculations. For the period ended April 30, 1999, the Money Market Portfolio's seven-day yield was ____%, the Tax-Exempt Portfolio's seven-day yield was ____% and the Government Securities Portfolio's seven-day yield was ____%.

Each Portfolio's seven-day effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the seven-day effective yield is:
(seven-day base period return +1)365/7 - 1. Each Portfolio may also advertise a thirty-day effective yield in which case the formula is (thirty-day base period return +1)365/30 - 1. For the period ended April 30, 1999, the Money Market Portfolio's effective seven-day yield was ____%, the Tax-Exempt Portfolio's effective seven-day yield was ____% and the Government Securities Portfolio's effective seven-day yield was ____%.

The tax equivalent yield of the Tax-Exempt Portfolio is computed by dividing that portion of the Portfolio's yield (computed as described above) which is tax-exempt by (one minus the stated Federal income tax rate) and adding the product to that portion, if any, of the yield of the Portfolio that is not tax-exempt. Based upon an assumed marginal Federal income tax rate of 37.1% and the Tax-Exempt Portfolio's yield computed as described above for the seven-day period ended April 30, 1999, the Tax-Exempt Portfolio's tax equivalent effective yield for the period was x.xx%. For additional information concerning tax-exempt yields, see "Tax-Exempt versus Taxable Yield" below.

Each Portfolio's yield fluctuates, and the publication of an annualized yield quotation is not a representation as to what an investment in a Portfolio will actually yield for any given future period. Actual yields will depend not only on changes in interest rates on money market instruments during the period in which the investment in a Portfolio is held, but also on such matters as Portfolio expenses.

Investors have an extensive choice of money market funds and money market deposit accounts and the information below may be useful to investors who wish to compare the past performance of a Portfolio with that of its competitors. Past performance cannot be a guarantee of future results.

Information may be quoted from publications such as Morningstar, Inc., The Wall Street Journal, Money Magazine, Forbes, Barron's Fortune, The Chicago Tribune, USA Today, Institutional Investor and Registered Rerpresentative. The Trust may depict the historical performance of the securities in which a Portfolio may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments performance indexes of those investments or economic indicators. A Portfolio may also describe its portfolio holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the Portfolio.

The performance of a Portfolio may be compared to that of other mutual funds tracked by Lipper, Inc. ("Lipper"). Lipper performance calculations include the reinvestment of all capital gain and income dividends for the periods covered by the calculations. A Portfolio's performance also may be compared to other money market funds reported by IBC Financial Data, Inc., Money Fund Report (R), or Money Market Insight (R), reporting services on money market funds. As reported by IBC Financial Data, Inc., all investment results represent total return (annualized results for the period net of management fees and expenses) and one year investment results would be effective annual yields assuming reinvestment of dividends.

[To  Be  Updated]


                                  BANK RATE MONITOR
                                  National Index(TM)

                                  Money   Market   Deposit  Interest Bearing         Money Market Portfolio
                                  Accounts (stated rate)    Checking Accounts                     ---------
        Date                                ------------    (stated rate)
        ----                                                -------------

        April 30, 1999

The rates published by the BANK RATE MONITOR National Index(TM) are averages of the personal account rates offered on the Wednesday prior to the date of publication by 100 of the leading bank and thrift institutions in the ten largest Consolidated Metropolitan Statistical Areas. Account minimums range upward from $2,000 in each institution and compounding methods vary. Interest bearing checking accounts generally offer unlimited checking while money market deposit accounts generally restrict the number of checks that may be written. If more than one rate is offered, the lowest rate is used. Rates are determined by the financial institution and are subject to change at any time specified by the institution. Bank products represent an alternative income producing product. Bank and thrift institution account deposits may be insured. Shareholder accounts in the Portfolio are not insured. Bank passbook savings accounts share some liquidity features with money market mutual fund accounts but they may not offer all the features available from a money market mutual fund, such as checkwriting. Bank passbook savings accounts normally offer a fixed rate of interest, while the yield of the Portfolio fluctuates. Bank checking accounts normally do not pay interest but share some liquidity features with money market mutual fund accounts (e.g., the ability to write checks against the account). Bank certificates of deposit may offer fixed or variable rates for a set term. (Normally, a variety of terms are available.) Withdrawal of these deposits prior to maturity normally will be subject to a penalty. In contrast, shares of the Portfolio are redeemable at the net asset value next determined (normally $1.00 per share) after a request is received, without charge.

Investors also may want to compare the Portfolio's performance to that of U.S. Treasury bills or notes because such instruments represent alternative income producing products. Treasury obligations are issued in selected denominations. Rates of U.S. Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the U.S. Treasury. The market value of such instruments generally will fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Generally, the values of obligations with shorter maturities will fluctuate less than those with longer maturities. The Portfolio's yield will fluctuate. Also, while the Portfolio seeks to maintain a net asset value per share of $1.00, there is no assurance that it will be able to do so. In addition, investors may want to compare the Portfolio's performance to the Consumer Price Index either directly or by calculating its "real rate of return," which is adjusted for the effects of inflation.

Tax-Exempt versus Taxable Yield. You may want to determine which investment -- tax-exempt or taxable -- will provide you with a higher after-tax return. To determine the taxable equivalent yield, simply divide the yield from the tax-exempt investment by the sum of [1 minus your marginal tax rate]. The tables below are provided for your convenience in making this calculation for selected tax-exempt yields and taxable income levels. These yields are presented for purposes of illustration only and are not representative of any yield that the Tax-Exempt Portfolio may generate. Both tables are based upon current law as to the 1999 tax rate schedules.

Taxable Equivalent Yield Table for Persons Whose Adjusted Gross Income is Under $124,500

                                              Your
Taxable Income                                Marginal      A Tax-Exempt Yield of:
                                              Federal
                                              Tax           2%        3%         4%        5%         6%        7%
Single                   Joint                Rate          Is Equivalent to a Taxable Yield of:
--------------------------------------------------------------------------------------------------------------------------
$25,350 - $61,400        $42,350 - $102,300   28.0%         2.78      4.17       5.56      6.94       8.33      9.72
--------------------------------------------------------------------------------------------------------------------------
Over $61,400             Over $102,300        31.0          2.90      4.35       5.80      7.25       8.70      10.14


Taxable Equivalent Yield Table for Persons Whose Adjusted Gross Income is Over $124,500*

                                                    Your
                                                    Marginal     A Tax-Exempt Yield of:
                                                    Federal
                                                    Tax          2%        3%         4%        5%         6%         7%
Single                     Joint                    Rate         Is Equivalent to a Taxable Yield of:
---------------------------------------------------------------------------------------------------------------------------
$61,400-$128,100           $ 102,300 - $155,950     31.9%        2.94      4.41       5.87      7.34       8.81       10.28
---------------------------------------------------------------------------------------------------------------------------
$128,100-$278,450          $155,950 - $278,450      37.1         3.18      4.77       6.36      7.95       9.54       11.13
---------------------------------------------------------------------------------------------------------------------------
Over $278,450              Over $278,450            40.8         3.38      5.07       6.76      8.45       10.14      11.82

* This table assumes a decrease of $3.00 of itemized deductions for each $100 of adjusted gross income over $124,500. For a married couple with adjusted gross income between $186,800 and $309,300 (single between $124,500 and $247,000), add 0.7% to the above Marginal Federal Tax Rate for each personal and dependency exemption. The taxable equivalent yield is the tax-exempt yield divided by: 100% minus the adjusted tax rate. For example, if the table tax rate is 37.1% and you are married with no dependents, the adjusted tax rate is 38.5% (37.1% + 0.7% + 0.7%). For a tax-exempt yield of 6%, the taxable equivalent yield is about 9.8% (6% / (100% - 38.5%)).

OFFICERS AND TRUSTEES

The officers and trustees of the Trust, their birthdates, their principal occupations and their affiliations, if any, with the Adviser and KDI, are listed below. All persons named as officers and trustees also serve in similar capacities for other funds advised by the Adviser:

LEWIS A. BURNHAM (1/8/33), Trustee, 16410 Avila Boulevard, Tampa, Florida; Retired; formerly, Partner, Business Resources Group; formerly, Executive Vice President, Anchor Glass Container Corporation.

DONALD L.  DUNAWAY  (3/8/37),  Trustee,  7515  Pelican  Bay  Boulevard,  Naples,
Florida; Retired; formerly, Executive Vice President, A.O. Smith Corporation (diversified manufacturer).

ROBERT B. HOFFMAN (12/11/36), Trustee, 800 North Lindbergh Boulevard, St. Louis, Missouri; Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products); formerly, Vice President, Head of International Operations, FMC Corporation (manufacturer of machinery and chemicals).

DONALD R. JONES (1/17/30), Trustee, 182 Old Wick Lane, Inverness, Illinois; Retired; Director, Motorola, Inc. (manufacturer of electronic equipment and components); formerly, Executive Vice President and Chief Financial Officer, Motorola, Inc.

SHIRLEY D. PETERSON (9/3/41), Trustee, 401 Rosemont Avenue, Frederick, Maryland; President, Hood College; formerly, Partner, Steptoe & Johnson (attorneys); prior thereto, Commissioner, Internal Revenue Service; prior thereto, Assistant Attorney General, U.S. Department of Justice; Director, Bethlehem Steel Corp.

DANIEL  PIERCE   (3/18/34),   Trustee*,   Two   International   Place,   Boston,
Massachusetts; Managing Director, Adviser.

WILLIAM P. SOMMERS (7/22/33), Trustee, 333 Ravenswood Avenue, Menlo Park, California; President and Chief Executive Officer, SRI International (research and development); formerly, Executive Vice President, Iameter (medical information and educational service provider); prior thereto, Senior Vice President and Director, Booz, Allen & Hamilton Inc. (management consulting firm)(retired); Director, Rohr, Inc., Therapeutic Discovery Corp. and Litton Industries.

MARK S. CASADY  (9/21/60),  President*,  345 Park  Avenue,  New York,  New York;
Managing  Director,  Adviser;  formerly,   Institutional  Sales  Manager  of  an
unaffiliated mutual fund distributor.

PHILIP J. COLLORA (11/15/45), Vice President and Secretary*, 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President and Assistant Secretary, Adviser.

THOMAS W. LITTAUER (4/26/55), Vice President*, Two International Place, Boston, Massachusetts; Managing Director, Adviser; formerly, Head of Broker Dealer Division of an unaffiliated investment management firm during 1997; prior thereto, President of Client Management Services of an unaffiliated investment management firm from 1991 to 1996.

ANN M. McCREARY (11/6/56), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Adviser.

ROBERT C. PECK, JR. (10/1/46), Vice President*, 222 South Riverside Plaza, Chicago, Illinois; Managing Director, Adviser; formerly, Executive Vice President and Chief Investment Officer with an unaffiliated investment management firm from 1988 to June 1997.

KATHRYN L. QUIRK (12/3/52), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Adviser.

FRANK J. RACHWALSKI, JR. (3/26/45), Vice President*, 222 South Riverside Plaza, Chicago, Illinois; Managing Director, Adviser.

LINDA J. WONDRACK (9/12/64), Vice President*, Two International Place, Boston, Massachusetts; Senior Vice President, Adviser.

JOHN  R.  HEBBLE  (6/27/58),   Treasurer*,   Two  International  Place,  Boston,
Massachusetts; Senior Vice President, Adviser.

BRENDA LYONS (2/21/63), Assistant Treasurer*, Two International Place, Boston, Massachusetts; Senior Vice President, Adviser.

CAROLINE PEARSON (4/1/62), Assistant Secretary*, Two International Place, Boston, Massachusetts; Senior Vice President, Adviser; formerly, Associate, Dechert Price & Rhoads (law firm) 1989 to 1997.

MAUREEN  E. KANE  (2/14/62),  Assistant  Secretary*,  Two  International  Place,
Boston, Massachusetts; Vice President, Adviser; formerly, Assistant Vice President of an unaffiliated investment management firm; prior thereto, Associate Staff Attorney of an unaffiliated investment management firm; Associate, Peabody & Arnold (law firm).

*    Interested persons as defined in the 1940 Act.

The trustees and officers who are "interested persons" as designated above receive no compensation from the Trust. The table below shows amounts paid or accrued to those trustees who are not designated "interested persons" during the Trust's fiscal year ended April 30, 1999 and the total compensation that Kemper managed funds paid to each trustee during the calendar year 1998.

                                           Aggregate                                  Total Compensation Kemper Managed Funds
Name of Trustee                            Compensation From Trust                    Paid to Trustees (2)
---------------                            -----------------------                    --------------------
Lewis A. Burnham                            $X,xxx                                    $Xxx,xxx
Donald L. Dunaway (1)                       X,xxx                                     Xxx,xxx
Robert B. Hoffman                           X,xxx                                     Xxx,xxx
Donald R. Jones                             X,xxx                                     Xxx,xxx
Shirley D. Peterson                         X,xxx                                     Xxx,xxx
William P. Sommers                          X,xxx                                     Xxx,xxx

(1) Includes deferred fees and interest thereon pursuant to deferred compensation agreements with the Trust. Deferred amounts accrue interest monthly at a rate approximate to the yield of Zurich Money Funds -- Zurich Money Market Fund. Total deferred fees and interest accrued for the latest and all prior fiscal years are $xx,xxx for Mr. Dunaway from Cash Account Trust.

(2) Includes compensation for service on the Boards of xx Kemper funds with xx fund portfolios. Each trustee currently serves as trustee of xx Kemper Funds with xx fund portfolios.

The Board of Trustees is responsible for the general oversight of each Fund's business. A majority of the Board's members are not affiliated with Scudder Kemper Investments, Inc. These "Independent Trustees" have primary responsibility for assuring that the Fund is managed in the best interests of its shareholders.

The Board of Trustees reviews the investment performance of the Funds and other operational matters, including policies and procedures designed to ensure compliance with various regulatory requirements. At least annually, the Independent Trustees review the fees paid to the Adviser and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, each Fund's investment performance, the quality and efficiency of the various other services provided, costs incurred by the Adviser and its affiliates and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by the Funds' independent public accountants and by independent legal counsel selected by the Independent Trustees.

On July 31, 1999, the officers and trustees of the Trust, as a group, owned less than 1% of the then outstanding shares of each Portfolio. No person owned of record 5% or more of the outstanding shares of any class of any Portfolio, except the persons indicated in the chart below:

Name and Address                         % Owned          Portfolio
----------------                                          ---------
????                                     xx.xx            Money Market
                                         xx.xx            Government Securities
                                         xx.xx            Tax-Exempt

SPECIAL FEATURES

Exchange Privilege. Subject to the limitations described below, Class A Shares (or the equivalent) of the following Kemper Mutual Funds may be exchanged for each other at their relative net asset values: Kemper Technology Fund, Kemper Total Return Fund, Kemper Growth Fund, Kemper Small Capitalization Equity Fund, Kemper Income and Capital Preservation Fund, Kemper Municipal Bond Fund, Kemper Diversified Income Fund, Kemper High Yield Series, Kemper U.S. Government Securities Fund, Kemper International Fund, Kemper State Tax-Free Income Series, Kemper Adjustable Rate U.S. Government Fund, Kemper Blue Chip Fund, Kemper Global Income Fund, Kemper Target Equity Fund (series are subject to a limited offering period), Kemper Intermediate Municipal Bond Fund, Kemper Cash Reserves Fund, Kemper U.S. Mortgage Fund, Kemper Short-Intermediate Government Fund, Kemper Value Series, Inc., Kemper Value Plus Growth Fund, Kemper Quantitative Equity Fund, Kemper Horizon Fund, Kemper Europe Fund, Kemper Asian Growth Fund, Kemper Aggressive Growth Fund, Kemper Global/International Series, Inc., Kemper Securities Trust and Kemper Equity Trust ("Kemper Mutual Funds") and certain "Money Market Funds" (Zurich Money Funds, Zurich Yieldwise Money Fund, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust). Shares of Money Market Funds and Kemper Cash Reserves Fund that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. In addition, shares of a Kemper Mutual Fund in excess of $1,000,000 (except Zurich Yieldwise Money Fund and Kemper Cash Reserves Fund) acquired by exchange from another Fund may not be exchanged thereafter until they have been owned for 15 days (the "15-Day Hold Policy"). In addition to the current limits on exchanges of shares with a value over $1,000,000, shares of a Kemper fund with a value of $1,000,000 or less (except Kemper Cash Reserves Fund) acquired by exchange from another Kemper fund, or from a money market fund, may not be exchanged thereafter until they have been owned for 15 days, if, in the investment manager's judgment, the exchange activity may have an adverse effect on the fund. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Kemper fund and therefore may be subject to the 15-day hold policy. For purposes of determining whether the 15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, discretion or advice, including without limitation accounts administered by a financial services firm offering market timing, asset allocation or similar services. Series of Kemper Target Equity Fund will be available on exchange only during the Offering Period for such series as described in the prospectus for such series. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with KDI with respect to such funds. Exchanges may only be made for funds that are available for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and the portfolios of Investors Municipal Cash Fund are available for sale in certain states.

The total value of shares being exchanged must at least equal the minimum investment requirement of the fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, financial services firms may charge for their services in expediting exchange transactions. Exchanges will be effected by redemption of shares of the fund held and purchase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis. Shareholders interested in exercising the exchange privilege may obtain an exchange form and prospectuses of the other funds from financial services firms or KDI. Exchanges also may be authorized by telephone if the shareholder has given authorization. Once the authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-231-8568 or in writing subject to the limitations on liability described in the prospectus. Any share certificates must be deposited prior to any exchange of such shares. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to implement the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Except as otherwise permitted by applicable regulation, 60 days' prior written notice of any termination or material change will be provided.

Systematic  Withdrawal  Program.  An owner of  $5,000  or more of a  Portfolio's shares may provide for the payment from the owner's account of any requested dollar amount up to $50,000 to be paid to the owner or the owner's designated payee monthly, quarterly, semi-annually or annually. The $5,000 minimum account size is not applicable to Individual Retirement Accounts. Dividend distributions will be reinvested automatically at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested, redemptions for the purpose of making such payments may reduce or even exhaust the account. The program may be amended on thirty days notice by a Portfolio and may be terminated at any time by the shareholder or a Portfolio. Firms provide varying arrangements for their clients to redeem shares of a Portfolio on a periodic basis. Such firms may independently establish minimums for such services.

Tax-Sheltered Retirement Programs. The Shareholder Service Agent provides retirement plan services and documents and KDI can establish your account in any of the following types of retirement plans:

     o Individual Retirement Accounts (IRAs) trusteed by Investors Fiduciary Trust Company ("IFTC"). This includes Simplified Employee Pension Plan
          (SEP) IRA accounts and prototype documents.

     o 403(b) Custodial Accounts also trusteed by IFTC. This type of plan is available to employees of most non-profit organizations.

     o Prototype money purchase pension and profit-sharing plans may be adopted by employers. The maximum contribution per participant is the lesser of 25% of compensation or $30,000.

Brochures describing the above plans as well as providing model defined benefit plans, target benefit plans, 457 plans, 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. The brochures for plans trusteed by IFTC describe the current fees payable to IFTC for its services as trustee. Investors should consult with their own tax advisers before establishing a retirement plan.

Electronic Funds Transfer Programs. For your convenience, the Trust has established several investment and redemption programs using electronic funds transfer via the Automated Clearing House (ACH). There is currently no charge by the Trust for these programs. To use these features, your financial institution (your employer's financial institution in the case of payroll deposit) must be affiliated with an Automated Clearing House (ACH). This ACH affiliation permits the Shareholder Service Agent to electronically transfer money between your bank account, or employer's payroll bank in the case of Direct Deposit, and your account. Your bank's crediting policies of these transferred funds may vary. These features may be amended or terminated at any time by the Trust. Shareholders should contact Kemper Service Company at 1-800-621-1048 or the financial services firm through which their account was established for more information. These programs may not be available through some firms that distribute shares of the Portfolios.

SHAREHOLDER RIGHTS

The Trust generally is not required to hold meetings of its shareholders. Under the Agreement and Declaration of Trust ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which shareholder approval is required by the 1940 Act; (c) any termination of the Trust to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Trust or any Portfolio, establishing a Portfolio, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Trust, or any registration of the Trust with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

Each trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of a successor or until such trustee sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the trustees. In accordance with the 1940 Act (a) the Trust will hold a shareholder meeting for the election of trustees at such time as less than a majority of the trustees have been elected by shareholders, and (b) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.

Trustees may be removed from office by a vote of the holders of a majority of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of the Trust stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

The Declaration of Trust provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of a Portfolio could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of trustees and ratification of the selection of auditors. Some matters requiring a larger vote under the Declaration of Trust, such as termination or reorganization of a Portfolio and certain amendments of the Declaration of Trust, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any Portfolio or class) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of the Trust. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the trustees. Moreover, the Declaration of Trust provides for indemnification out of Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust and the Trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by the Adviser remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations.

APPENDIX -- RATINGS OF INVESTMENTS

COMMERCIAL PAPER RATINGS

A-1,  A-2,  Prime-1,  Prime-2  and Duff 1,  Duff 2  Commercial  Paper
Ratings

Commercial paper rated by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. Among the factors considered by them in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1, 2 or 3.

The rating Duff-1 is the highest commercial paper rating assigned by Duff & Phelps Inc. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors that are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

MIG-1 and MIG-2 Municipal Notes

Moody's Investors Service, Inc.'s ratings for state and municipal notes and other short-term loans will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Loans designated MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans designated MIG-2 are of high quality, with margins of protection ample although not so large as in the preceding group.

STANDARD & POOR'S CORPORATION BOND RATINGS, CORPORATE BONDS

AAA. This is the highest rating assigned by Standard & Poor's Corporation to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

MOODY'S INVESTORS SERVICE, INC. BOND RATINGS

Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

DUFF & PHELP'S INC. BOND RATINGS

AAA -- Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA -- High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

September 1, 1999

Prospectus

Mutual funds:
o    are not FDIC-insured
o    have no bank guarantees
o    may lose value














                                                 Money Market Portfolio:
                                                      Retail Money Market Shares

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

     ABOUT THE PORTFOLIO......................................................3
     Retail Money Market Shares...............................................3
     Investment adviser.......................................................7
     ABOUT YOUR INVESTMENT...................................................10
     Buying shares...........................................................10
     Selling and exchanging shares...........................................11
     Distributions...........................................................12
     Taxes...................................................................12
     Transaction information.................................................13

 ABOUT THE PORTFOLIO
--------------------

--------------------------------------------------------------------------------
                           RETAIL MONEY MARKET SHARES
--------------------------------------------------------------------------------

Investment objective

The Money Market Portfolio (the "portfolio") seeks maximum current income consistent with stability of capital.

Included in the "Investment restrictions" section is a listing of those restrictions which cannot be changed without a vote of shareholders. Except as otherwise noted, the portfolio's investment objective and other policies may not be changed without a vote of shareholders.

Main investment strategies

The portfolio pursues its objective by investing exclusively in the following types of U.S. dollar-denominated money market instruments that mature in 12 months or less:

1- Obligations of, or guaranteed by, the U.S. or Canadian governments, their agencies or instrumentalities.

2- Bank certificates of deposit, time deposits or bankers' acceptances of U.S. banks (including their foreign branches) and Canadian chartered banks having total assets in excess of $1 billion.

3- Bank certificates of deposit, time deposits or bankers' acceptances of foreign banks (including their U.S. and foreign branches) having total assets in excess of $10 billion.

4- Commercial paper, notes, bonds, debentures, participation certificates or other debt obligations that (i) are rated high quality by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), or Duff & Phelps, Inc. ("Duff"); or (ii) if unrated, are determined to be at least equal in quality to one or more of the above ratings in the discretion of the portfolio's investment manager. Currently, only obligations in the top two categories are considered to be rated high quality. The two highest rating categories of Moody's, S&P and Duff for commercial paper are Prime-1 and Prime-2, A-1 and A-2 and Duff 1 and Duff 2, respectively. For other debt obligations, the two highest rating categories for such services are Aaa and Aa, AAA and AA and AAA and AA, respectively.

5- Repurchase agreements of obligations that are suitable for investment under the categories set forth above. The maturities of the securities subject to repurchase may be greater than 12 months.

In addition, the portfolio limits its investments to securities that meet the quality, maturity and diversification requirements of federal law.

The portfolio will normally invest at least 25% of its assets in obligations issued by banks.

A security is typically sold if it ceases to be rated or its rating is reduced below the minimum required for purchase by the portfolio, unless the portfolio's Board determines that selling the security would not be in the best interest of the portfolio.

Of course, there can be no guarantee that by following these investment strategies, the portfolio will achieve its objective.

Other investments

To a more limited extent, the portfolio may, but is not required to, utilize other investments and investment techniques that may impact portfolio performance including, but not limited to, floating and variable rate instruments (obligations that do not bear interest at fixed rates).

Risk management strategies

The portfolio manages credit risk by investing primarily in high quality securities, whose issuers are considered unlikely to default. The portfolio manages interest rate risk by limiting the maturity of each of its individual securities and the weighted average maturity of the portfolio overall.

For temporary defensive purposes, the portfolio may invest less than 25% of its assets in obligations issued by banks. In such a case, the portfolio would not be pursuing, and may not achieve, its investment objective.

Main risks

As with most money market funds, the major factor affecting the portfolio's performance is fluctuations short-term interest rates. If short-term interest rates fall, the portfolio's yield is also likely to fall. Moreover, the portfolio managers' strategy or choice of specific investments may not perform as expected. The portfolio may have lower returns than other portfolios that invest in longer-term, lower-quality securities. It is possible, however, that securities in the portfolio could be downgraded in credit rating or go into default.

Investments by the portfolio in Eurodollar certificates of deposit issued by London branches of U.S. banks, and different obligations issued by foreign entities, including foreign banks, involve additional risks than investments in securities of domestic branches of U.S. banks. These risks include, but are not limited to, potentially unfavorable currency exchange rates, potentially inadequate reserves, political disturbances, and incomplete or inaccurate public information.

An investment in the portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the portfolio.

--------------------------------------------------------------------------------
                           RETAIL MONEY MARKET SHARES
--------------------------------------------------------------------------------

Past performance

The chart and table below provide some indication of the risks of investing in the Retail Money Market Shares of the portfolio by illustrating how the shares of the portfolio have performed. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31

--------------------------------------------------------------------------------
BAR CHART




--------------------------------------------------------------------------------

For the period included in the bar chart, the Retail Money Market Shares' of the portfolio highest return for a calendar quarter was ___% (cite quarter), and the shares' of the portfolio lowest return for a calendar quarter was -___% (cite quarter).

The Retail Money Market Shares' of the portfolio year-to-date total return as of June 30, 1999 was ____%.

Average Annual Total Returns


 For periods ended                      Retail Money Market
 December 31, 1998                      Shares
 -----------------

 One Year                               __.__%

 Five Years                             __.__%

 Since inception*                       __.__%

* Inception date for the Retail Money Market Shares of the portfolio is x/xx/xx.

7-Day Yield
On December 31, 1998                   __.__%

--------------------------------------------------------------------------------
                           RETAIL MONEY MARKET SHARES
--------------------------------------------------------------------------------

Fee and expense information

The following information is designed to help you understand the fees and expenses that you may pay if you buy and hold Retail Money Market Shares of the shares of the portfolio.

 -------------------------------------------------------------------------------
 Shareholder Fees (fees paid directly from your investment):
 -------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on purchases (as % of        NONE
 offering price)
 -------------------------------------------------------------------------------
 Maximum deferred sales charge (load) (as % of redemption         NONE
 proceeds)
 -------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on reinvested                NONE
 dividends/distribution
 -------------------------------------------------------------------------------
 Redemption fee (as % of amount redeemed, if applicable)          NONE
 -------------------------------------------------------------------------------
 Exchange fee                                                     NONE
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------
 Annual portfolio operating expenses (expenses that are deducted from portfolio assets):
 -------------------------------------------------------------------------------
 Management fee                                                   0.xx%
 -------------------------------------------------------------------------------
 Distribution (12b-1) fees                                        NONE
 -------------------------------------------------------------------------------
 Other expenses                                                   0.xx%
 -------------------------------------------------------------------------------
 Total annual portfolio operating expenses                        0.xx%
 -------------------------------------------------------------------------------
 Expense reimbursement                                            0.xx%
 -------------------------------------------------------------------------------
 Net expenses                                                     0.xx%
 -------------------------------------------------------------------------------

Example

This example is to help you compare the cost of investing in the Retail Money Market Shares of the portfolio with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions, and "Total annual portfolio operating expenses" remaining the same for each year except the first year. The first year of your investment will take into account the "Net expenses" as shown above. The expenses would be the same whether you sold your shares at the end of each period or continued to hold them. Actual expenses and returns vary from year to year, and may be higher or lower than those shown.

--------------------------------------------------------------------------------
One Year                                   $
--------------------------------------------------------------------------------
Three Years                                $
--------------------------------------------------------------------------------
Five Years                                 $
--------------------------------------------------------------------------------
Ten Years                                  $
--------------------------------------------------------------------------------

Investment adviser

The portfolio retains the investment management firm of Scudder Kemper Investments, Inc., the ("Adviser"), 345 Park Avenue, New York, NY, to manage the portfolio's daily investment and business affairs subject to the policies established by the portfolio's Board. The Adviser actively manages the portfolio's investments. Professional management can be an important advantage for investors who do not have the time or expertise to invest directly in individual securities. Scudder Kemper Investments, Inc. is one of the largest and most experienced investment management organizations worldwide. It is one of the ten largest mutual fund companies in the U.S., managing more than $280 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts.

[The Adviser and certain affiliated service providers have contractually agreed to maintain the total annualized expenses of the portfolio at no more than 0.xx% of the average daily net assets of the portfolio through _______, 2000.] The Adviser received an investment management fee of 0.xx% of the portfolio's average daily net assets on an annual basis for the fiscal year ended _______, 1999, after giving effect to an expense reimbursement arrangement in effect for that period.

Portfolio management

The following investment professionals are associated with the portfolio as indicated:

Name & Title              Joined the     Background
                          Portfolio
--------------------------------------------------------------------------------
Frank J. Rachwalski, Jr.                 Joined  the  Adviser  in 1973 and began
Lead Manager                             his  investment  career  at that  time.
                                         He has been  responsible  for the
                                         trading and portfolio  management of
                                         money  market   portfolios  since 1974.
--------------------------------------------------------------------------------
Geoffrey Gibbs                           Joined the  Adviser in 1996 as a trader
Manager                                  for money market  portfolios  and began
                                         his investment career in 1994.

Year 2000 Readiness

Like other mutual funds and financial and business organizations worldwide, the portfolio could be adversely affected if computer systems on which the portfolio relies, which primarily include those used by the investment manager, its affiliates or other service providers, are unable to correctly process date-related information on and after January 1, 2000. This risk is commonly called the Year 2000 Issue. Failure to successfully address the Year 2000 Issue could result in interruptions to and other material adverse effects on the portfolio's business and operations. The investment manager has commenced a review of the Year 2000 Issue as it may affect the portfolio and is taking steps it believes are reasonably designed to address the Year 2000 Issue, although there can be no assurances that these steps will be sufficient. In addition, there can be no assurances that the Year 2000 Issue will not have an adverse effect on the companies whose securities are held by the portfolio or on global markets or economies generally.

Financial highlights

The financial highlights table is intended to help you understand financial performance for the periods indicated. The total return figures show what an investor would have earned (or lost) on an investment in the portfolio assuming reinvestment of all dividends and distributions. This information has been audited by Ernst & Young LLP, whose report, along with the financial statements, is included in the annual report, which is available upon request (see back cover).

--------------------------------------------------------------------------------
                           RETAIL MONEY MARKET SHARES
--------------------------------------------------------------------------------

To Be Updated

ABOUT YOUR INVESTMENT
---------------------

Buying shares

Shares of the portfolio may be purchased at net asset value, with no sales charge through selected financial services firms, such as broker-dealers and banks.

The portfolio seeks to be as fully invested as possible at all times in order to achieve maximum income. Since the portfolio will be investing in instruments that normally require immediate payment in Federal Funds (monies credited to a bank's account with its regional Federal Reserve Bank), the portfolio has adopted procedures for the convenience of its shareholders and to ensure that it receives investable funds.

Orders for purchase of shares of the portfolio received by wire transfer in the form of Federal Funds will be effected at the next determined net asset value. Shares purchased by wire will receive (i) that day's dividend if effected at or prior to the 1:00 p.m. Central time net asset value determination; or (ii) the dividend for the next calendar day if effected at the 3:00 p.m. Central time net asset value determination.

Orders for purchase accompanied by a check or other negotiable bank draft will be accepted and effected as of 3:00 p.m. Central time on the next business day following receipt and such shares will receive the dividend for the next calendar day following the day the purchase is effected. If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected on such check before shares will be purchased.

If payment is wired in Federal Funds, the payment should be directed to United Missouri Bank of Kansas City, N.A. (ABA #101-000-695), 10th and Grand Avenue, Kansas City, MO 64106 for credit to Retail Money Market Shares (97:
98-0119-980-3) and further credit to your money market account number.

Clients of Firms.

Firms provide varying arrangements for their clients with respect to the purchase and redemption of portfolio shares and the confirmation thereof and may arrange with their clients for other investment or administrative services. Such firms are responsible for the prompt transmission of purchase and redemption orders. Some firms may establish higher minimum investment requirements than the Retail Money Market Shares as indicated on page 14. Such firms may independently establish and charge additional amounts to their clients for their services, which charges would reduce their clients' yield or return. Firms may also hold portfolio shares in nominee or street name as agent for and on behalf of their clients. In such instances, the portfolio's transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation through the portfolio's Shareholder Service Agent for record-keeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares (such as checkwriting redemptions) or the reinvestment of dividends may not be available through such firms or may only be available subject to certain conditions or limitations. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. The prospectus should be read in connection with such firm's material regarding its fees and services.

Other Information

The portfolio reserves the right to withdraw all or any part of the offering made by this prospectus or to reject purchase orders, without prior notice. The portfolio also reserves the right at any time to waive or increase the minimum investment requirements. All orders to purchase shares of the portfolio are subject to acceptance and are not binding until confirmed or accepted in writing. Any purchase that would result in total account balances for a single shareholder in excess of $3 million is subject to prior approval by the portfolio. Share certificates are issued only on request. A $10 service fee will be charged when a check for the purchase of shares is returned because of insufficient or uncollected funds or a stop payment order.

Shareholders  should direct their inquiries to the firm from which they received
this  prospectus  or  to  Kemper  Service  Company  ("KSvC"),   the  portfolio's
"Shareholder Service Agent," 811 Main Street, Kansas City, Missouri 64105-2005.

Selling and exchanging shares

Upon receipt by the Shareholder Service Agent of a request, shares of the portfolio will be redeemed by the portfolio at the next determined net asset value. If processed at 3:00 p.m. or 8:00 p.m. Central time, the shareholder will receive that day's dividend. A shareholder may use either the regular or expedited redemption procedures. Shareholders who redeem all their shares of the portfolio will receive the net asset value of such shares and all declared but unpaid dividends on such shares.

Shareholders should contact the financial services firm through which shares were purchased for redemption instructions. Any shareholder may request that the portfolio redeem his or her shares. When shares are held for the account of a shareholder by the portfolio's transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to Kemper Service Company, P.O. Box 419153, Kansas City, Missouri 64141-6153.

An exchange of shares entails the sale of portfolio shares and subsequent purchase of shares of another Kemper fund.

Special Features. Certain firms that offer shares of the Portfolio also provide special redemption features through charge or debit cards and checks that redeem Portfolio shares. Various firms have different charges for their services. Shareholders should obtain information from their firm with respect to any special redemption features, applicable charges, minimum balance requirements and special rules of the cash management program being offered.

Distributions

The portfolio's dividends are declared daily and paid monthly. Any dividends or capital gains distributions declared in October, November or December with a record date in such month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. The portfolio may adjust its schedule for dividend reinvestment for the month of December to assist in complying with the reporting and minimum distribution requirements contained in Subchapter M of the Internal Revenue Code.

[Income dividends and capital gain dividends, if any, of the portfolio will be credited to shareholder accounts in full and fractional shares of the portfolio at net asset value, except that, upon written request to Kemper Services Company, the Shareholder Service Agent, a shareholder may choose to receive income and capital gain dividends in cash.]

A shareholder may choose to receive distributions in cash or have them reinvested in additional shares of the portfolio. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholders' account. Distributions are generally taxable whether received in cash or reinvested. Exchanges among other mutual funds may also be taxable events.

Taxes

Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable to shareholders as long-term capital gains, regardless of the length of time shareholders have owned shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations.

The portfolio sends detailed tax information about the amount and type of its distributions by January 31 of the following year.

The portfolio may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the portfolio with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Any such withheld amounts may be credited against the shareholder's U.S. federal income tax liability.

You may be subject to state, local and foreign taxes on portfolio distributions and dispositions of portfolio shares. You should consult your tax advisor regarding the particular tax consequences of an investment in the portfolio.

Transaction information

Share price

Scudder Fund Accounting Corporation determines the net asset value per share of the portfolio on each day the New York Stock Exchange is open for trading, at 11:00 a.m., 1:00 p.m. and 3:00 p.m. Central time.

The portfolio seeks to maintain a net asset value of $1.00 per share and values its portfolio instruments at amortized cost. Calculations are made to compare the value of the portfolio's investments, valued at amortized cost, with market-based values. In order to value its investments at amortized cost, the portfolio purchases only securities with a maturity of 12 months or less and maintains a dollar-weighted average portfolio maturity of 90 days or less. In addition, the portfolio limits its portfolio investments to securities that meet the quality and diversification requirements of federal law.

The net asset value per share is the value of one share and is determined by dividing the value of the portfolio's total net assets, less all liabilities, by the number of shares outstanding.

Processing time

Payment for shares you sell will be made in cash as promptly as practicable but in no event later than seven days after receipt of a properly executed request. If you have share certificates, these must accompany your order in proper form for transfer. When you place an order to sell shares for which the portfolio may not yet have received good payment (i.e., purchases by check or certain Automated Clearing House Transactions), the portfolio may delay transmittal of the proceeds until it has determined that collected funds have been received for the purchase of such shares. This may be up to 10 days from receipt by the portfolio of the purchase amount. If shares being redeemed were acquired from an exchange of shares of a mutual fund that were offered subject to a contingent deferred sales charge as described in the prospectus for that other fund, the redemption of such shares by the portfolio may be subject to a contingent deferred sales charge as explained in the prospectus.

Signature guarantees

A signature guarantee is required unless you sell $50,000 or less worth of shares and the proceeds are payable to the shareholder of record at the address of record. You can obtain a guarantee from most brokerage houses and financial institutions, although not from a notary public. The portfolio will normally send you the proceeds within one business day following your request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

The portfolio and its transfer agent each reserves the right to withdraw all or any part of the offering made by this prospectus and to reject purchase orders. Also, from time to time, the portfolio may temporarily suspend the offering of its shares to new investors. During the period of such suspension, persons who are already shareholders normally are permitted to continue to purchase additional shares and to have dividends reinvested.

Any purchases that would result in total account balances for a single shareholder in excess of $3 million are subject to prior approval by the portfolio.

Minimum balances

The minimum initial investment for the portfolio is $1,000 but such minimum amount may be changed at any time in management's discretion. Minimum subsequent investments are $100. Firms offering portfolio shares may set higher minimums for accounts they service and may change such minimums at their discretion.

Because of the high cost of maintaining small accounts, the portfolio reserves the right to redeem an account that falls below the minimum investment level. Thus, a shareholder who makes only the minimum initial investment and then redeems any portion thereof might have the account redeemed. A shareholder will be notified in writing and will be allowed 60 days to make additional purchases to bring the account value up to the minimum investment level before the portfolio redeems that shareholder account.

Third party transactions

If you buy and sell shares of the portfolio through a financial services firm, such as a broker-dealer or bank (other than the portfolio's transfer agent), that firm may charge a fee for that service. This prospectus should be read in connection with such firms' material regarding their fees and services.

Additional information about the portfolios may be found in the Statement of Additional Information and in shareholder reports. Shareholder inquiries may be made by calling the toll-free telephone number listed below. The Statement of Additional Information contains more detailed information on portfolio investments and operations. The semiannual and annual shareholder reports contain a discussion of the market conditions and the investment strategies that significantly affected the portfolio's performance during the last fiscal year, as well as a listing of portfolio holdings and financial statements. These and other portfolio documents may be obtained without charge from your financial adviser, from the Distributor at 1-800-231-8568, from the Shareholder Service Agent, or from the Securities and Exchange Commission, Judiciary Plaza, 450 Fifth Street, N.W., Washington, DC 20549 (1-800-SEC-0330).

The Statement of Additional Information dated September 1, 1999 is incorporated by reference into this prospectus (is legally a part of this prospectus).

Investment Company Act file numbers:

Cash Account Trust                       811-5970




Printed with SOYINK Printed on recycled paper

September 1, 1999

Prospectus

Mutual funds:
o    are not FDIC-insured
o    have no bank guarantees
o    may lose value


                                            Money Market Portfolio:
                                                     Premier Money Market Shares



The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS


     ABOUT THE PORTFOLIO.....................................................3
     Premier Money Market Shares.............................................3
     Investment adviser......................................................7
     ABOUT YOUR INVESTMENT..................................................10
     Buying shares..........................................................10
     Selling and exchanging shares..........................................11
     Distributions..........................................................12
     Taxes..................................................................12
     Transaction information................................................13

ABOUT THE PORTFOLIO
-------------------

--------------------------------------------------------------------------------
                           PREMIER MONEY MARKET SHARES
--------------------------------------------------------------------------------

Investment objective

The Money Market Portfolio (the "portfolio") seeks maximum current income consistent with stability of capital.

Included in the "Investment restrictions" section is a listing of those restrictions which cannot be changed without a vote of shareholders. Except as otherwise noted, the portfolio's investment objective and other policies may not be changed without a vote of shareholders.

Main investment strategies

The portfolio pursues its objective by investing exclusively in the following types of U.S. dollar-denominated money market instruments that mature in 12 months or less:

1- Obligations of, or guaranteed by, the U.S. or Canadian governments, their agencies or instrumentalities.

2- Bank certificates of deposit, time deposits or bankers' acceptances of U.S. banks (including their foreign branches) and Canadian chartered banks having total assets in excess of $1 billion.

3- Bank certificates of deposit, time deposits or bankers' acceptances of foreign banks (including their U.S. and foreign branches) having total assets in excess of $10 billion.

4- Commercial paper, notes, bonds, debentures, participation certificates or other debt obligations that (i) are rated high quality by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), or Duff & Phelps, Inc. ("Duff"); or (ii) if unrated, are determined to be at least equal in quality to one or more of the above ratings in the discretion of the portfolio's investment manager. Currently, only obligations in the top two categories are considered to be rated high quality. The two highest rating categories of Moody's, S&P and Duff for commercial paper are Prime-1 and Prime-2, A-1 and A-2 and Duff 1 and Duff 2, respectively. For other debt obligations, the two highest rating categories for such services are Aaa and Aa, AAA and AA and AAA and AA, respectively.

5- Repurchase agreements of obligations that are suitable for investment under the categories set forth above. The maturities of the securities subject to repurchase may be greater than 12 months.

In addition, the portfolio limits its investments to securities that meet the quality, maturity and diversification requirements of federal law.

The portfolio will normally invest at least 25% of its assets in obligations issued by banks.

A security is typically sold if it ceases to be rated or its rating is reduced below the minimum required for purchase by the portfolio, unless the portfolio's Board determines that selling the security would not be in the best interest of the portfolio.

Of course, there can be no guarantee that by following these investment strategies, the portfolio will achieve its objective.

Other investments

To a more limited extent, the portfolio may, but is not required to, utilize other investments and investment techniques that may impact portfolio performance including, but not limited to, floating and variable rate instruments (obligations that do not bear interest at fixed rates).

Risk management strategies

The portfolio manages credit risk by investing primarily in high quality securities, whose issuers are considered unlikely to default. The portfolio manages interest rate risk by limiting the maturity of each of its individual securities and the weighted average maturity of the portfolio overall.

For temporary defensive purposes, the portfolio may invest less than 25% of its assets in obligations issued by banks. In such a case, the portfolio would not be pursuing, and may not achieve, its investment objective.

Main risks

As with most money market funds, the major factor affecting the portfolio's performance is fluctuations in short-term interest rates. If short-term interest rates fall, the portfolio's yield is also likely to fall. Moreover, the portfolio managers' strategy or choice of specific investments may not perform as expected. The portfolio may have lower returns than other portfolios that invest in longer-term, lower-quality securities. It is possible, however, that securities in the portfolio could be downgraded in credit rating or go into default.

Investments by the portfolio in Eurodollar certificates of deposit issued by London branches of U.S. banks, and different obligations issued by foreign entities, including foreign banks, involve additional risks than investments in securities of domestic branches of U.S. banks. These risks include, but are not limited to, potentially unfavorable currency exchange rates, potentially inadequate reserves, political disturbances, and incomplete or inaccurate public information.

An investment in the portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the portfolio.

--------------------------------------------------------------------------------
                           PREMIER MONEY MARKET SHARES
--------------------------------------------------------------------------------

Past performance

The chart and table below provide some indication of the risks of investing in the Premier Money Market Shares of the portfolio by illustrating how the shares of the portfolio have performed. Of course, past performance is not necessarily an indication of future performance.


Total returns for years ended December 31

--------------------------------------------------------------------------------
BAR CHART
--------------------------------------------------------------------------------

For the period included in the bar chart, the Premier Money Market Shares' of the portfolio highest return for a calendar quarter was ___% (cite quarter), and the shares' of the portfolio lowest return for a calendar quarter was -___% (cite quarter).

The Premier Money Market Shares' of the portfolio year-to-date total return as of June 30, 1999 was ____%.

Average Annual Total Returns


 For periods ended                      Premier Money
 December 31, 1998                      Market Shares
 -----------------

 One Year                               __.__%

 Five Years                             __.__%

 Since inception*                       __.__%



* Inception date for the Premier Money Market Shares of the portfolio is x/xx/xx.



7-Day Yield
 On December 31, 1998                   __.__%

--------------------------------------------------------------------------------
                           PREMIER MONEY MARKET SHARES
--------------------------------------------------------------------------------

Fee and expense information

The following information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the Premier Money Market Shares of the portfolio.


 -------------------------------------------------------------------------------
 Shareholder Fees (fees paid directly from your investment):
 -------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on purchases (as % of        NONE
 offering price)
 -------------------------------------------------------------------------------
 Maximum deferred sales charge (load) (as % of redemption         NONE
 proceeds)
 -------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on reinvested                NONE
 dividends/distribution
 -------------------------------------------------------------------------------
 Redemption fee (as % of amount redeemed, if applicable)          NONE
 -------------------------------------------------------------------------------
 Exchange fee                                                     NONE
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------
 Annual portfolio operating expenses (expenses that are deducted from portfolio assets):
 -------------------------------------------------------------------------------
 Management fee                                                   0.xx%
 -------------------------------------------------------------------------------
 Distribution (12b-1) fees                                        NONE
 -------------------------------------------------------------------------------
 Other expenses                                                   0.xx%
 -------------------------------------------------------------------------------
 Total annual portfolio operating expenses                        0.xx%
 -------------------------------------------------------------------------------
 Expense reimbursement                                            0.xx%
 -------------------------------------------------------------------------------
 Net expenses                                                     0.xx%
 -------------------------------------------------------------------------------

Example

This example is to help you compare the cost of investing in the Premier Money Market Shares of the portfolio with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions, and "Total annual portfolio operating expenses" remaining the same for each year except the first year. The first year of your investment will take into account the "Net expenses" as shown above. The expenses would be the same whether you sold your shares at the end of each period or continued to hold them. Actual expenses and returns vary from year to year, and may be higher or lower than those shown.




--------------------------------------------------------------------------------
One Year                                   $
--------------------------------------------------------------------------------
Three Years                                $
--------------------------------------------------------------------------------
Five Years                                 $
--------------------------------------------------------------------------------
Ten Years                                  $
--------------------------------------------------------------------------------

Investment adviser

The portfolio retains the investment management firm of Scudder Kemper Investments, Inc., the ("Adviser"), 345 Park Avenue, New York, NY, to manage the portfolio's daily investment and business affairs subject to the policies established by the portfolio's Board. The Adviser actively manages the portfolio's investments. Professional management can be an important advantage for investors who do not have the time or expertise to invest directly in individual securities. Scudder Kemper Investments, Inc. is one of the largest and most experienced investment management organizations worldwide. It is one of the ten largest mutual fund companies in the U.S., managing more than $280 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts.

Money Market Portfolio

[The Adviser and certain affiliated service providers have contractually agreed to maintain the total annualized expenses of the portfolio at no more than 0.xx% of the average daily net assets of the portfolio through _______, 2000.] The Adviser received an investment management fee of 0.xx% of the portfolio's average daily net assets on an annual basis for the fiscal year ended _______, 1999, after giving effect to an expense reimbursement arrangement in effect for that period.

Portfolio management

The following investment professionals are associated with the portfolio as indicated:



Name & Title              Joined the   Background
                          Portfolio
-------------------------------------------------------------------------------
Frank J. Rachwalski, Jr.               Joined  the  Adviser  in  1973 and  began
Lead Manager                           his   investment  career  at  that  time.
                                       He has been  responsible  for the trading
                                       and portfolio  management of money market
                                       portfolios  since 1974.
-------------------------------------------------------------------------------
Geoffrey Gibbs                         Joined  the  Adviser in 1996 as  a trader
Manager                                for money  market  portfolios  and  began
                                       his investment career in 1994.

Year 2000 Readiness

Like other mutual funds and financial and business organizations worldwide, the portfolio could be adversely affected if computer systems on which the portfolio relies, which primarily include those used by the investment manager, its affiliates or other service providers, are unable to correctly process date-related information on and after January 1, 2000. This risk is commonly called the Year 2000 Issue. Failure to successfully address the Year 2000 Issue could result in interruptions to and other material adverse effects on the portfolio's business and operations. The investment manager has commenced a review of the Year 2000 Issue as it may affect the portfolio and is taking steps it believes are reasonably designed to address the Year 2000 Issue, although there can be no assurances that these steps will be sufficient. In addition, there can be no assurances that the Year 2000 Issue will not have an adverse effect on the companies whose securities are held by the portfolio or on global markets or economies generally.

Financial highlights

The financial highlights table is intended to help you understand financial performance for the periods indicated. The total return figures show what an investor would have earned (or lost) on an investment in the portfolio assuming reinvestment of all dividends and distributions. This information has been audited by Ernst & Young LLP, whose report, along with the financial statements, is included in the annual report, which is available upon request (see back cover).

--------------------------------------------------------------------------------
                           PREMIER MONEY MARKET SHARES
--------------------------------------------------------------------------------

To Be Updated

ABOUT YOUR INVESTMENT
---------------------

Buying shares

Shares of the portfolio may be purchased at net asset value, with no sales charge through selected financial services firms, such as broker-dealers and banks.

The portfolio seeks to be as fully invested as possible at all times in order to achieve maximum income. Since the portfolio will be investing in instruments that normally require immediate payment in Federal Funds (monies credited to a bank's account with its regional Federal Reserve Bank), the portfolio has adopted procedures for the convenience of its shareholders and to ensure that it receives investable funds.

Orders for purchase of shares of the portfolio received by wire transfer in the form of Federal Funds will be effected at the next determined net asset value. Shares purchased by wire will receive (i) that day's dividend if effected at or prior to the 1:00 p.m. Central time net asset value determination; or (ii) the dividend for the next calendar day if effected at the 3:00 p.m. Central time net asset value determination.

Orders for purchase accompanied by a check or other negotiable bank draft will be accepted and effected as of 3:00 p.m. Central time on the next business day following receipt and such shares will receive the dividend for the next calendar day following the day the purchase is effected. If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected on such check before shares will be purchased.

If payment is wired in Federal Funds, the payment should be directed to United Missouri Bank of Kansas City, N.A. (ABA #101-000-695), 10th and Grand Avenue, Kansas City, MO 64106 for credit to Premier Money Market Shares (49:
98-0119-980-3) and further credit to your money market account number.

Clients of Firms.

Firms provide varying arrangements for their clients with respect to the purchase and redemption of portfolio shares and the confirmation thereof and may arrange with their clients for other investment or administrative services. Such firms are responsible for the prompt transmission of purchase and redemption orders. Some firms may establish higher minimum investment requirements than the Premier Money Market Shares as indicated on page 14. Such firms may independently establish and charge additional amounts to their clients for their services, which charges would reduce their clients' yield or return. Firms may also hold portfolio shares in nominee or street name as agent for and on behalf of their clients. In such instances, the portfolio's transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation through the portfolio's Shareholder Service Agent for record-keeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares (such as check writing redemptions) or the reinvestment of dividends may not be available through such firms or may only be available subject to certain conditions or limitations. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. The prospectus should be read in connection with such firm's material regarding its fees and services.

Other Information.

The portfolio reserves the right to withdraw all or any part of the offering made by this prospectus or to reject purchase orders, without prior notice. The portfolio also reserves the right at any time to waive or increase the minimum investment requirements. All orders to purchase shares of the portfolio are subject to acceptance and are not binding until confirmed or accepted in writing. Any purchase that would result in total account balances for a single shareholder in excess of $3 million is subject to prior approval by the portfolio. Share certificates are issued only on request. A $10 service fee will be charged when a check for the purchase of shares is returned because of insufficient or uncollected funds or a stop payment order.

Shareholders  should direct their inquiries to the firm from which they received
this  prospectus  or  to  Kemper  Service  Company  ("KSvC"),   the  portfolio's
"Shareholder Service Agent," 811 Main Street, Kansas City, Missouri 64105-2005.

Selling and exchanging shares

Upon receipt by the Shareholder Service Agent of a request, shares of the portfolio will be redeemed by the portfolio at the next determined net asset value. If processed at 3:00 p.m. or 8:00 p.m. Central time, the shareholder will receive that day's dividend. A shareholder may use either the regular or expedited redemption procedures. Shareholders who redeem all their Shares of the portfolio will receive the net asset value of such Shares and all declared but unpaid dividends on such Shares.

Shareholders should contact the financial services firm through which shares were purchased for redemption instructions. Any shareholder may request that the portfolio redeem his or her shares. When shares are held for the account of a shareholder by the portfolio's transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to Kemper Service Company, P.O. Box 419153, Kansas City, Missouri 64141-6153.

An exchange of shares entails the sale of portfolio shares and subsequent purchase of shares of another Kemper fund.

Special Features. Certain firms that offer shares of the portfolio also provide special redemption features through charge or debit cards and checks that redeem portfolio shares. Various firms have different charges for their services. Shareholders should obtain information from their firm with respect to any special redemption features, applicable charges, minimum balance requirements and special rules of the cash management program being offered.

Distributions

The portfolio's dividends are declared daily and paid monthly. Any dividends or capital gains distributions declared in October, November or December with a record date in such month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. The portfolio may adjust its schedule for dividend reinvestment for the month of December to assist in complying with the reporting and minimum distribution requirements contained in Subchapter M of the Internal Revenue Code.

[Income dividends and capital gain dividends, if any, of the portfolio will be credited to shareholder accounts in full and fractional shares of the portfolio at net asset value, except that, upon written request to Kemper Services Company, the Shareholder Service Agent, a shareholder may choose to receive income and capital gain dividends in cash.]

A shareholder may choose to receive distributions in cash or have them reinvested in additional shares of the portfolio. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholders' account. Distributions are generally taxable whether received in cash or reinvested. Exchanges among other mutual funds may also be taxable events.

Taxes

Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable to shareholders as long-term capital gains, regardless of the length of time shareholders have owned shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations.

The portfolio sends detailed tax information about the amount and type of its distributions by January 31 of the following year.

The portfolio may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the portfolio with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Any such withheld amounts may be credited against the shareholder's U.S. federal income tax liability.

You may be subject to state, local and foreign taxes on portfolio distributions and dispositions of portfolio shares. You should consult your tax advisor regarding the particular tax consequences of an investment in the portfolio.

Transaction information

Share price

Scudder Fund Accounting Corporation determines the net asset value per share of the portfolio on each day the New York Stock Exchange is open for trading, at 11:00 a.m., 1:00 p.m. and 3:00 p.m. Central time.

The portfolio seeks to maintain a net asset value of $1.00 per share and values its portfolio instruments at amortized cost. Calculations are made to compare the value of the portfolio's investments, valued at amortized cost, with market-based values. In order to value its investments at amortized cost, the portfolio purchases only securities with a maturity of 12 months or less and maintains a dollar-weighted average portfolio maturity of 90 days or less. In addition, the portfolio limits its portfolio investments to securities that meet the quality and diversification requirements of federal law.

The net asset value per share is the value of one share and is determined by dividing the value of the portfolio's total net assets, less all liabilities, by the number of shares outstanding.

Processing time

Payment for shares you sell will be made in cash as promptly as practicable but in no event later than seven days after receipt of a properly executed request. If you have share certificates, these must accompany your order in proper form for transfer. When you place an order to sell shares for which the portfolio may not yet have received good payment (i.e., purchases by check or certain Automated Clearing House Transactions), the portfolio may delay transmittal of the proceeds until it has determined that collected funds have been received for the purchase of such shares. This may be up to 10 days from receipt by the portfolio of the purchase amount. If shares being redeemed were acquired from an exchange of shares of a mutual fund that were offered subject to a contingent deferred sales charge as described in the prospectus for that other fund, the redemption of such shares by the portfolio may be subject to a contingent deferred sales charge as explained in the prospectus.

Signature guarantees

A signature guarantee is required unless you sell $50,000 or less worth of shares and the proceeds are payable to the shareholder of record at the address of record. You can obtain a guarantee from most brokerage houses and financial institutions, although not from a notary public. The portfolio will normally send you the proceeds within one business day following your request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

The portfolio and its transfer agent each reserves the right to withdraw all or any part of the offering made by this prospectus and to reject purchase orders. Also, from time to time, the portfolio may temporarily suspend the offering of its shares to new investors. During the period of such suspension, persons who are already shareholders normally are permitted to continue to purchase additional shares and to have dividends reinvested.

Any purchases that would result in total account balances for a single shareholder in excess of $3 million are subject to prior approval by the portfolio.

Minimum balances

The minimum initial investment for the portfolio is $25,000 but such minimum amount may be changed at any time in management's discretion. Subsequent investments may be made in any amount. Firms offering portfolio shares may set higher minimums for accounts they service and may change such minimums at their discretion.

Because of the high cost of maintaining small accounts, the portfolio reserves the right to redeem an account that falls below the minimum investment level. Thus, a shareholder who makes only the minimum initial investment and then redeems any portion thereof might have the account redeemed. A shareholder will be notified in writing and will be allowed 60 days to make additional purchases to bring the account value up to the minimum investment level before the portfolio redeems that shareholder account.

Third party transactions

If you buy and sell shares of the portfolio through a financial services firm, such as a broker-dealer or bank (other than the portfolio's transfer agent), that firm may charge a fee for that service. This prospectus should be read in connection with such firms' material regarding their fees and services.

Additional information about the portfolios may be found in the Statement of Additional Information and in shareholder reports. Shareholder inquiries may be made by calling the toll-free telephone number listed below. The Statement of Additional Information contains more detailed information on portfolio investments and operations. The semiannual and annual shareholder reports contain a discussion of the market conditions and the investment strategies that significantly affected the portfolios' performance during the last fiscal year, as well as a listing of portfolio holdings and financial statements. These and other portfolio documents may be obtained without charge from your financial adviser, from the Distributor at 1-800-231-8568, from the Shareholder Service Agent, or from the Securities and Exchange Commission, Judiciary Plaza, 450 Fifth Street, N.W., Washington, DC 20549 (1-800-SEC-0330).


The Statement of Additional Information dated September 1, 1999 is incorporated by reference into this prospectus (is legally a part of this prospectus).



Investment Company Act file numbers:


Cash Account Trust                       811-5970




Printed with SOYINK   Printed on recycled paper

September 1, 1999

Prospectus

 Mutual funds:
o   are not FDIC-insured
o   have no bank guarantees
o   may lose value









                             Money Market Portfolio:
                               Institutional Money Market Shares



The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS


     ABOUT THE PORTFOLIO.......................................................3
     Institutional money market shares.........................................3
     Investment adviser........................................................7
     ABOUT YOUR INVESTMENT....................................................10
     Buying shares............................................................10
     Selling and exchanging shares............................................11
     Distributions............................................................12
     Taxes....................................................................12
     Transaction information..................................................13

 ABOUT THE PORTFOLIO
--------------------

--------------------------------------------------------------------------------
                        INSTITUTIONAL MONEY MARKET SHARES
--------------------------------------------------------------------------------

Investment objective

The Money Market Portfolio (the "portfolio") seeks maximum current income consistent with stability of capital.

Included in the "Investment restrictions" section is a listing of those restrictions which cannot be changed without a vote of shareholders. Except as otherwise noted, the portfolio's investment objective and other policies may not be changed without a vote of shareholders.

Main investment strategies

The portfolio pursues its objective by investing exclusively in the following types of U.S. dollar-denominated money market instruments that mature in 12 months or less:

1- Obligations of, or guaranteed by, the U.S. or Canadian governments, their agencies or instrumentalities.

2- Bank certificates of deposit, time deposits or bankers' acceptances of U.S. banks (including their foreign branches) and Canadian chartered banks having total assets in excess of $1 billion.

3- Bank certificates of deposit, time deposits or bankers' acceptances of foreign banks (including their U.S. and foreign branches) having total assets in excess of $10 billion.

4- Commercial paper, notes, bonds, debentures, participation certificates or other debt obligations that (i) are rated high quality by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), or Duff & Phelps, Inc. ("Duff"); or (ii) if unrated, are determined to be at least equal in quality to one or more of the above ratings in the discretion of the portfolio's investment manager. Currently, only obligations in the top two categories are considered to be rated high quality. The two highest rating categories of Moody's, S&P and Duff for commercial paper are Prime-1 and Prime-2, A-1 and A-2 and Duff 1 and Duff 2, respectively. For other debt obligations, the two highest rating categories for such services are Aaa and Aa, AAA and AA and AAA and AA, respectively.

5- Repurchase agreements of obligations that are suitable for investment under the categories set forth above. The maturities of the securities subject to repurchase may be greater than 12 months.

In addition, the portfolio limits its investments to securities that meet the quality, maturity and diversification requirements of federal law.

The portfolio will normally invest at least 25% of its assets in obligations issued by banks.

A security is typically sold if it ceases to be rated or its rating is reduced below the minimum required for purchase by the portfolio, unless the portfolio's Board determines that selling the security would not be in the best interest of the portfolio.

Of course, there can be no guarantee that by following these investment strategies, the portfolio will achieve its objective.

Other investments

To a more limited extent, the portfolio may, but is not required to, utilize other investments and investment techniques that may impact portfolio performance including, but not limited to, floating and variable rate instruments (obligations that do not bear interest at fixed rates).

Risk management strategies

The portfolio manages credit risk by investing primarily in high quality securities, whose issuers are considered unlikely to default. The portfolio manages interest rate risk by limiting the maturity of each of its individual securities and the weighted average maturity of the portfolio overall.

For temporary defensive purposes, the portfolio may invest less than 25% of its assets in obligations issued by banks. In such a case, the portfolio would not be pursuing, and may not achieve, its investment objective.

Main risks

As with most money market portfolios, the major factor affecting the portfolio's performance is fluctuations in short-term interest rates. If short-term interest rates fall, the portfolio's yield is also likely to fall. Moreover, the portfolio managers' strategy or choice of specific investments may not perform as expected. This portfolio may have lower returns than other funds that invest in longer-term, lower-quality securities. It is possible, however, that securities in the portfolio could be downgraded in credit rating or go into default.

Investments by the portfolio in Eurodollar certificates of deposit issued by London branches of U.S. banks, and different obligations issued by foreign entities, including foreign banks, involve additional risks than investments in securities of domestic branches of U.S. banks. These risks include, but are not limited to, potentially unfavorable currency exchange rates, potentially inadequate reserves, political disturbances, and incomplete or inaccurate public information.

An investment in the portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the portfolio.

--------------------------------------------------------------------------------
                        INSTITUTIONAL MONEY MARKET SHARES
--------------------------------------------------------------------------------

Past performance

The chart and table below provide some indication of the risks of investing in the Institutional Money Market Shares of the portfolio by illustrating how the shares of the portfolio have performed. Of course, past performance is not necessarily an indication of future performance.


Total returns for years ended December 31

--------------------------------------------------------------------------------
BAR CHART




--------------------------------------------------------------------------------

For the period included in the bar chart, the Institutional Money Market Shares' of the portfolio highest return for a calendar quarter was ___% (cite quarter), and the shares' of the portfolio lowest return for a calendar quarter was -___% (cite quarter).

The Institutional Money Market Shares' of the portfolio year-to-date total return as of June 30, 1999 was ____%.

Average Annual Total Returns

 For periods ended                      Institutional Money
 December 31, 1998                      Market Shares
 ----------------

 One Year                               __.__%

 Five Years                             __.__%

 Since inception*                       __.__%


* Inception date for the Institutional Money Market Shares of the portfolio is x/xx/xx.



7-Day Yield
On December 31, 1998                    __.__%

--------------------------------------------------------------------------------
                        INSTITUTIONAL MONEY MARKET SHARES
--------------------------------------------------------------------------------

Fee and expense information

The following information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the Institutional Money Market Shares of the portfolio.

 -------------------------------------------------------------------------------
 Shareholder Fees (fees paid directly from your investment):
 -------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on purchases (as % of        NONE
 offering price)
 -------------------------------------------------------------------------------
 Maximum deferred sales charge (load) (as % of redemption         NONE
 proceeds)
 -------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on reinvested                NONE
 dividends/distribution
 -------------------------------------------------------------------------------
 Redemption fee (as % of amount redeemed, if applicable)          NONE
 -------------------------------------------------------------------------------
 Exchange fee                                                     NONE
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------
 Annual portfolio operating expenses (expenses that are deducted from portfolio assets):
 -------------------------------------------------------------------------------
 Management fee                                                   0.xx%
 -------------------------------------------------------------------------------
 Distribution (12b-1) fees                                        NONE
 -------------------------------------------------------------------------------
 Other expenses                                                   0.xx%
 -------------------------------------------------------------------------------
 Total annual portfolio operating expenses                        0.xx%
 -------------------------------------------------------------------------------
 Expense reimbursement                                            0.xx%
 -------------------------------------------------------------------------------
 Net expenses                                                     0.xx%
 -------------------------------------------------------------------------------

Example

This example is to help you compare the cost of investing in the Institutional Money Market Shares of the portfolio with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions, and "Total annual portfolio operating expenses" remaining the same for each year except the first year. The first year of your investment will take into account the "Net expenses" as shown above. The expenses would be the same whether you sold your shares at the end of each period or continued to hold them. Actual expenses and returns vary from year to year, and may be higher or lower than those shown.

--------------------------------------------------------------------------------
One Year                                   $
--------------------------------------------------------------------------------
Three Years                                $
--------------------------------------------------------------------------------
Five Years                                 $
--------------------------------------------------------------------------------
Ten Years                                  $
--------------------------------------------------------------------------------

Investment adviser

The portfolio retains the investment management firm of Scudder Kemper Investments, Inc., the ("Adviser"), 345 Park Avenue, New York, NY, to manage the portfolio's daily investment and business affairs subject to the policies established by the portfolio's Board. The Adviser actively manages the portfolio's investments. Professional management can be an important advantage for investors who do not have the time or expertise to invest directly in individual securities. Scudder Kemper Investments, Inc. is one of the largest and most experienced investment management organizations worldwide. It is one of the ten largest mutual fund companies in the U.S., managing more than $280 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts.

[The Adviser and certain affiliated service providers have have contractually agreed to maintain the total annualized expenses of the portfolio at no more than 0.26% of the average daily net assets of the portfolio through _______, 2000.] The Adviser received an investment management fee of 0.xx% of the portfolio's average daily net assets on an annual basis for the fiscal year ended _______, 1999, after giving effect to an expense reimbursement arrangement in effect for that period.

Portfolio management

The following investment professionals are associated with the portfolio as indicated:

Name & Title              Joined the    Background
                          Portfolio
--------------------------------------------------------------------------------
Frank J. Rachwalski, Jr.                Joined  the  Adviser  in 1973 and began
Lead Manager                            his  investment  career  at that  time.
                                        He has been  responsible  for the
                                        trading and portfolio  management
                                        of  money  market   portfolios  since
                                        1974.
--------------------------------------------------------------------------------
Geoffrey Gibbs                          Joined the  Adviser in 1996 as a trader
Manager                                 for money market  portfolios  and began
                                        his investment career in 1994.

Year 2000 Readiness

Like other mutual funds and financial and business organizations worldwide, the portfolio could be adversely affected if computer systems on which the portfolio relies, which primarily include those used by the investment manager, its affiliates or other service providers, are unable to correctly process date-related information on and after January 1, 2000. This risk is commonly called the Year 2000 Issue. Failure to successfully address the Year 2000 Issue could result in interruptions to and other material adverse effects on the portfolio's business and operations. The investment manager has commenced a review of the Year 2000 Issue as it may affect the portfolio and is taking steps it believes are reasonably designed to address the Year 2000 Issue, although there can be no assurances that these steps will be sufficient. In addition, there can be no assurances that the Year 2000 Issue will not have an adverse effect on the companies whose securities are held by the portfolio or on global markets or economies generally.

Financial highlights

The financial highlights table is intended to help you understand financial performance for the periods indicated. The total return figures show what an investor would have earned (or lost) on an investment in the portfolio assuming reinvestment of all dividends and distributions. This information has been audited by Ernst & Young LLP, whose report, along with the financial statements, is included in the annual report, which is available upon request (see back cover).

--------------------------------------------------------------------------------
                        INSTITUTIONAL MONEY MARKET SHARES
--------------------------------------------------------------------------------

To Be Updated

ABOUT YOUR INVESTMENT
---------------------

Buying shares

Shares of the portfolio may be purchased at net asset value, with no sales charge through selected financial services firms, such as broker-dealers and banks.

The portfolio seeks to be as fully invested as possible at all times in order to achieve maximum income. Since the portfolio will be investing in instruments that normally require immediate payment in Federal Funds (monies credited to a bank's account with its regional Federal Reserve Bank), the portfolio has adopted procedures for the convenience of its shareholders and to ensure that it receives investable funds.


Orders for purchase of shares of the portfolio will be accepted only by wire transfer in the form of Federal Funds will be effected at the next determined net asset value. Shares purchased by wire will receive (i) that day's dividend if effected at or prior to the 2:00 p.m. Eastern time net asset value determination; or (ii) the dividend for the next calendar day if effected at the 4:00 p.m. Eastern time net asset value determination.

Payment wired in Federal Funds, and directed to United Missouri Bank of Kansas City, N.A. (ABA #101-000-695), 10th and Grand Avenue, Kansas City, MO 64106 for credit to Institutional Money Market Shares (146: 98-0119-980-3) and further credit to your money market account number.

Clients of Firms.

Firms provide varying arrangements for their clients with respect to the purchase and redemption of portfolio shares and the confirmation thereof and may arrange with their clients for other investment or administrative services. Such firms are responsible for the prompt transmission of purchase and redemption orders. Some firms may establish higher minimum investment requirements than the Institutional Money Market Shares indicated on page 14. Such firms may independently establish and charge additional amounts to their clients for their services, which would reduce their clients' yield or return. Firms may also hold portfolio shares in nominee or street name as agent for and on behalf of their clients. In such instances, the portfolio's transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation through the portfolio's Shareholder Service Agent for record-keeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares (such as check writing redemptions) or the reinvestment of dividends may not be available through such firms or may only be available subject to certain conditions or limitations. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. The prospectus should be read in connection with such firm's material regarding its fees and services.

Other Information.

The portfolio reserves the right to withdraw all or any part of the offering made by this prospectus or to reject purchase orders, without prior notice. The portfolio also reserves the right at any time to waive or increase the minimum investment requirements. All orders to purchase shares of the portfolio are subject to acceptance and are not binding until confirmed or accepted in writing. Any purchase that would result in total account balances for a single shareholder in excess of $3 million is subject to prior approval by the portfolio. Share certificates are issued only on request. A $10 service fee will be charged when a check for the purchase of shares is returned because of insufficient or uncollected funds or a stop payment order. Shareholders should direct their inquiries to the firm from which they received this prospectus or to Kemper Service Company ("KSvC"), the portfolio's "Shareholder Service Agent," 811 Main Street, Kansas City, Missouri 64105-2005.

Selling and exchanging shares

Upon receipt by the Shareholder Service Agent of a request, shares of the portfolio will be redeemed by the portfolio at the next determined net asset value. If processed at 4:00 p.m. or 9:00 p.m. Eastern time, the shareholder will receive that day's dividend. A shareholder may use either the regular or expedited redemption procedures. Shareholders who redeem all their shares of the portfolio will receive the net asset value of such shares and all declared but unpaid dividends on such Shares.

Shareholders should contact the financial services firm through which shares were purchased for redemption instructions. Any shareholder may request that the portfolio redeem his or her shares. When shares are held for the account of a shareholder by the portfolio's transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to Kemper Service Company, P.O. Box 419153, Kansas City, Missouri 64141-6153.

An exchange of shares entails the sale of portfolio shares and subsequent purchase of shares of another Kemper fund.

Special Features. Certain firms that offer shares of the portfolio also provide special redemption features through charge or debit cards and checks that redeem portfolio shares. Various firms have different charges for their services. Shareholders should obtain information from their firm with respect to any special redemption features, applicable charges, minimum balance requirements and special rules of the cash management program being offered.

Distributions

The portfolio's dividends are declared daily and paid monthly. Any dividends or capital gains distributions declared in October, November or December with a record date in such month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. The portfolio may adjust its schedule for dividend reinvestment for the month of December to assist in complying with the reporting and minimum distribution requirements contained in Subchapter M of the Internal Revenue Code.

[Income dividends and capital gain dividends, if any, of the portfolio will be credited to shareholder accounts in full and fractional shares of the portfolio at net asset value, except that, upon written request to Kemper Services Company, the Shareholder Service Agent, a shareholder may choose to receive income and capital gain dividends in cash.]

A shareholder may choose to receive distributions in cash or have them reinvested in additional shares of the portfolio. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account. Distributions are generally taxable whether received in cash or reinvested. Exchanges among other mutual funds may also be taxable events.

Taxes

Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable to shareholders as long-term capital gains, regardless of the length of time shareholders have owned shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations.

The portfolio sends detailed tax information about the amount and type of its distributions by January 31 of the following year.

The portfolio may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the portfolio with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Any such withheld amounts may be credited against the shareholder's U.S. federal income tax liability.

[You may be subject to state, local and foreign taxes on portfolio distributions and dispositions of portfolio shares. You should consult your tax advisor regarding the particular tax consequences of an investment in the portfolio.]

Transaction information

Share price

Scudder Fund Accounting Corporation determines the net asset value per share of the portfolio on each day the New York Stock Exchange is open for trading, at 12:00 p.m., 2:00 p.m. and 4:00 p.m. Eastern time.

The portfolio seeks to maintain a net asset value of $1.00 per share and values its portfolio instruments at amortized cost. Calculations are made to compare the value of the portfolio's investments, valued at amortized cost, with market-based values. In order to value its investments at amortized cost, the portfolio purchases only securities with a maturity of 12 months or less and maintains a dollar-weighted average portfolio maturity of 90 days or less. In addition, the portfolio limits its portfolio investments to securities that meet the quality and diversification requirements of federal law.

The net asset value per share is the value of one share and is determined by dividing the value of the portfolio's total net assets, less all liabilities, by the number of shares outstanding.

Processing time

Payment for shares you sell will be made in cash as promptly as practicable but in no event later than seven days after receipt of a properly executed request. If you have share certificates, these must accompany your order in proper form for transfer. When you place an order to sell shares for which the portfolio may not yet have received good payment (i.e., purchases by check or certain Automated Clearing House Transactions), the portfolio may delay transmittal of the proceeds until it has determined that collected funds have been received for the purchase of such shares. This may be up to 10 days from receipt by the portfolio of the purchase amount. If shares being redeemed were acquired from an exchange of shares of a mutual fund that were offered subject to a contingent deferred sales charge as described in the prospectus for that other fund, the redemption of such shares by the portfolio may be subject to a contingent deferred sales charge as explained in the prospectus.

Signature guarantees

A signature guarantee is required unless you sell $50,000 or less worth of shares and the proceeds are payable to the shareholder of record at the address of record. You can obtain a guarantee from most brokerage houses and financial institutions, although not from a notary public. The portfolio will normally send you the proceeds within one business day following your request, but may take up to seven business days.

Purchase restrictions

The portfolio and its transfer agent each reserves the right to withdraw all or any part of the offering made by this prospectus and to reject purchase orders. Also, from time to time, the portfolio may temporarily suspend the offering of its shares to new investors. During the period of such suspension, persons who are already shareholders normally are permitted to continue to purchase additional shares and to have dividends reinvested.

Any purchases that would result in total account balances for a single shareholder in excess of $3 million are subject to prior approval by the portfolio.

Minimum balances

The minimum initial investment for the portfolio is $250,000 but such minimum amount may be changed at any time in management's discretion. Subsequent investments may be made in any amount. Firms offering portfolio shares may set higher minimums for accounts they service and may change such minimums at their discretion.

Because of the high cost of maintaining small accounts, the portfolio reserves the right to redeem an account that falls below $100,000. A shareholder will be notified in writing and will be allowed 60 days to make additional purchases to bring the account value up to the minimum investment level before the portfolio redeems that shareholder account.

Additional information about the portfolios may be found in the Statement of Additional Information and in shareholder reports. Shareholder inquiries may be made by calling the toll-free telephone number listed below. The Statement of Additional Information contains more detailed information on portfolio investments and operations. The semiannual and annual shareholder reports contain a discussion of the market conditions and the investment strategies that significantly affected the portfolio's performance during the last fiscal year, as well as a listing of portfolio holdings and financial statements. These and other portfolio documents may be obtained without charge from your financial adviser, from the Distributor at 1-800-231-8568, from the Shareholder Service Agent, or from the Securities and Exchange Commission, Judiciary Plaza, 450 Fifth Street, N.W., Washington, DC 20549 (1-800-SEC-0330).



The Statement of Additional Information dated September 1, 1999 is incorporated by reference into this prospectus (is legally a part of this prospectus).



Investment Company Act file numbers:


Cash Account Trust                       811-5970




Printed with SOYINK Printed on recycled paper

                      MONEY MARKET PORTFOLIO RETAIL SHARES
                      MONEY MARKET PORTFOLIO PREMIER SHARES
                   MONEY MARKET PORTFOLIO INSTITUTIONAL SHARES

                       STATEMENT OF ADDITIONAL INFORMATION

                                September 1, 1999

                               CASH ACCOUNT TRUST
               222 South Riverside Plaza, Chicago, Illinois 60606
                                 1-800-231-8568

This combined Statement of Additional Information contains information about the Retail Shares ("Retail Shares"), Premier Shares ("Premier Shares") and Institutional Shares ("Institutional Shares") (collectively, the "Shares"), each a class of the Money Market Portfolio (the "Portfolio") offered by Cash Account Trust (the "Trust"). Cash Account Trust is an open-end diversified management investment company. The Trust currently offers three investment portfolios, including the Money Market Portfolio. This combined Statement of Additional Information is not a prospectus and should be read in conjunction with the appropriate prospectus of the Shares of the Portfolio dated September 1, 1999. The prospectus may be obtained without charge from the Trust at the address or telephone number on this cover or the firm from which this Statement of Additional Information was received and is also available along with other related materials at the SEC's Internet web site (http://www.sec.gov). The
Annual Report for the Shares of the Portfolio, dated April 30, 1999 is incorporated by reference into and is hereby deemed to be a part of this Statement of Additional Information.





TABLE OF CONTENTS

     INVESTMENT RESTRICTIONS...................................................2
     INVESTMENT MANAGER AND SHAREHOLDER SERVICES...............................6
     PORTFOLIO TRANSACTIONS....................................................9
     PURCHASE AND REDEMPTION OF SHARES........................................10
     DIVIDENDS, NET ASSET VALUE AND TAXES.....................................13
     PERFORMANCE..............................................................15
     OFFICERS AND TRUSTEES....................................................17
     SPECIAL FEATURES.........................................................19
     SHAREHOLDER RIGHTS.......................................................20
     APPENDIX --RATINGS OF INVESTMENTS........................................22

INVESTMENT RESTRICTIONS

The Trust has adopted for the Portfolio certain investment restrictions which cannot be changed for a Portfolio without approval by holders of a majority of its outstanding voting shares. As defined in the Investment Company Act of 1940 (the "1940 Act), this means the lesser of the vote of (a) 67% of the Portfolio's shares present at a meeting where more than 50% of the outstanding shares of the Portfolio are present in person or by proxy; or (b) more than 50% of the Portfolio's outstanding shares. Except as otherwise noted, the portfolio's investment objective and other policies may be changed by the portfolio's Board of Trustees, without a vote of shareholders.

The Shares of the Portfolio may not:

         (1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Portfolio's assets would be invested in securities of that issuer.

         (2) Purchase more than 10% of any class of securities of any issuer. All debt securities and all preferred stocks are each considered as one class.

         (3) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

         (4)      Borrow money except as a temporary  measure for  extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any money market instruments (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the Portfolio's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Portfolio will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary. The Portfolio will not borrow for leverage purposes.

         (5) Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

         (6)      Write, purchase or sell puts, calls or combinations thereof.

         (7) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Fund or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

         (8) Invest for the purpose of exercising control or management of another issuer.

         (9) Invest in commodities or commodity futures contracts or in real estate (or real estate limited partnerships), although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

         (10) Invest in interests in oil, gas or other mineral exploration or development programs or leases, although it may invest in the securities of issuers which invest in or sponsor such programs.

         (11) Underwrite securities issued by others except to the extent the Portfolio may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

         (12)     Issue senior securities as defined in the 1940 Act.

         (13) Concentrate 25% or more of the value of the Portfolio's assets in any one industry; provided, however, that (a) the Portfolio reserves freedom of action to invest up to 100% of its assets in obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities in accordance with its investment objective and policies and (b) the Portfolio will invest at least 25% of its assets in obligations issued by banks in accordance with its investment objective and policies. However, the Portfolio may, in the discretion of its investment adviser, invest less than 25% of its assets in obligations issued by banks whenever the Portfolio assumes a temporary defensive posture.

With regard to restriction #13, for purposes of determining the percentage of the Portfolio's total assets invested in securities of issuers having their principal business activities in a particular industry, asset backed securities will be classified separately, based on the nature of the underlying assets. Currently, the following categories are used: captive auto, diversified, retail and consumer loans, captive equipment and business, business trade receivables, nuclear fuel and capital and mortgage lending.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The Portfolio has no present intention of borrowing during the coming year as permitted for the Portfolio by investment restriction number 4. In any event, borrowings would only be made as permitted by such restrictions. In addition, the Portfolio may not, as a non-fundamental policy that may be changed without shareholder vote:

                  (i) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

INVESTMENT POLICIES AND TECHNIQUES

Descriptions in this Statement of Additional Information of a particular investment practice or technique in which the Portfolio may engage or a financial instrument which the Portfolio may purchase are meant to describe the spectrum of investments that Scudder Kemper Investments, Inc. (the "Adviser"), in its discretion, might, but is not required to, use in managing the Portfolio's assets. The Adviser may, in its discretion, at any time, employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of the Portfolio, but, to the extent employed, could, from time to time, have a material impact on the Portfolio's performance.

The Trust is a money market mutual fund designed to provide its shareholders with professional management of short-term investment dollars. It is a series investment company that is able to provide investors with a choice of separate investment portfolios. It currently offers three investment Portfolios: the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio. It is designed for investors who seek maximum current income consistent with stability of capital. It pools individual and institutional investors' money that it uses to buy high quality money market instruments. Because each Portfolio combines its shareholders' money, each portfolio can buy and sell large blocks of securities, which reduces transaction costs and maximizes yields.

Money Market Portfolio.

The Portfolio is managed to maintain a net asset value of $1.00 per share. The Portfolio is managed by investment professionals who analyze market trends to take advantage of changing conditions and who seek to minimize risk by diversifying the Portfolio's investments. The Portfolio's investments are subject to price fluctuations resulting from rising or declining interest rates and are subject to the ability of the issuers of such investments to make payment at maturity. However, because of their short maturities, liquidity and high quality ratings, high quality money market instruments, such as those in which the Portfolio invests, are generally considered to be among the safest available. Thus, the Portfolio is designed for investors who want to avoid the fluctuations of principal commonly associated with equity or long-term bond investments. There can be no guarantee that the Portfolio will achieve its objective or that it will maintain a net asset value of $1.00 per share.

The
Portfolio pursues its objective by investing exclusively in the following types of U.S. Dollar-denominated money market instruments that mature in 12 months or less:

1. Obligations of, or guaranteed by, the U.S. or Canadian governments, their agencies or instrumentalities.
2. Bank certificates of deposit, time deposits or bankers' acceptances of U.S. banks (including their foreign branches) and Canadian chartered banks having total assets in excess of $1 billion.
3. Bank certificates of deposit, time deposits or bankers' acceptances of foreign banks (including their U.S. and foreign branches) having total assets in excess of $10 billion.
4. Commercial paper, notes, bonds, debentures, participation certificates or other debt obligations that (i) are rated high quality by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), or Duff & Phelps, Inc. ("Duff"); or (ii) if unrated, are determined to be at least equal in quality to one or more of the above ratings in the discretion of the Portfolio's investment manager. Currently, only obligations in the top two categories are considered to be rated high quality. The two highest rating categories of Moody's, S&P and Duff for commercial paper are Prime-1 and Prime-2, A-1 and A-2 and Duff 1 and Duff 2, respectively. For other debt obligations, the two highest rating categories for such services are Aaa and Aa, AAA and AA and AAA and AA, respectively. For a description of these ratings, see "Appendix -- Ratings of Investments" in this Statement of Additional Information.
5. Repurchase agreements of obligations that are suitable for investment under the categories set forth above. Repurchase agreements are discussed below.

In addition, the Portfolio limits its investments to securities that meet the quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act").

The Portfolio will normally invest at least 25% of its assets in obligations issued by banks; provided, however, the Portfolio may in the discretion of the Portfolio's investment manager temporarily invest less than 25% of its assets in such obligations whenever the Portfolio assumes a defensive posture. Investments by the Portfolio in Eurodollar certificates of deposit issued by London branches of U.S. banks, or obligations issued by foreign entities, including foreign banks, involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest payments, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect payment of principal or interest. The market for such obligations may be less liquid and, at times, more volatile than for securities of domestic branches of U.S. banks. Additionally, there may be less public information available about foreign banks and their branches. The profitability of the banking industry is dependent largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in banking operations. As a result of Federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amounts they can loan to a single borrower and subject to other regulations designed to promote financial soundness. However, not all such laws and regulations apply to the foreign branches of domestic banks. Foreign branches of foreign banks are not regulated by U.S. banking authorities, and generally are not bound by accounting, auditing and financial reporting standards comparable to U.S. banks. Bank obligations held by the Portfolio do not benefit materially from insurance from the Federal Deposit Insurance Corporation.

The Portfolio may invest in commercial paper issued by major corporations under the Securities Act of 1933 in reliance on the exemption from registration afforded by Section 3(a)(3) thereof. Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers and individual investor participation in the commercial paper market is very limited. The Portfolio also may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration that is afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Portfolio who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Portfolio through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) paper, thus providing liquidity. The Portfolio's investment manager considers the legally restricted but readily saleable Section 4(2) paper to be liquid; however, pursuant to procedures approved by the Board of Trustees of the Trust, if a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the 10% limitation on illiquid securities discussed below. The Portfolio's investment manager monitors the liquidity of the Portfolio's investments in Section 4(2) paper on a continuous basis.

The Portfolio may invest in high quality participation certificates ("certificates") representing undivided interests in trusts that hold a portfolio of receivables from consumer and commercial credit transactions, such as transactions involving consumer revolving credit card accounts or commercial revolving credit loan facilities. The receivables would include amounts charged for goods and services, finance charges, late charges and other related fees and charges. Interest payable on the certificates may be fixed or may be adjusted periodically or "float" continuously according to a formula based upon an objective standard such as the 30-day commercial paper rate ("Variable Rate Securities"). A trust may have the benefit of a letter of credit from a bank at a level established to satisfy rating agencies as to the credit quality of the assets supporting the payment of principal and interest on the certificates. Payments of principal and interest on the certificates would be dependent upon the underlying receivables in the trust and may be guaranteed under a letter of credit to the extent of such credit. The quality rating by a rating service of an issue of certificates is based primarily upon the value of the receivables held by the trust and the credit rating of the issuer of any letter of credit and of any other guarantor providing credit support to the trust. The Portfolio's investment manager considers these factors as well as others, such as any quality ratings issued by the rating services identified above, in reviewing the credit risk presented by a certificate and in determining whether the certificate is appropriate for investment by the Portfolio. Collection of receivables in the trust may be affected by various social, legal and economic factors affecting the use of credit and repayment patterns, such as changes in consumer protection laws, the rate of inflation, unemployment levels and relative interest rates. It is anticipated that for most publicly offered certificates there will be a liquid secondary market or there may be demand features enabling the Portfolio to readily sell its certificates prior to maturity to the issuer or a third party. While the Portfolio may invest without limit in certificates, it is currently anticipated that such investments will not exceed 25% of the Portfolio's assets.

The Portfolio may invest in Variable Rate Securities, instruments having rates of interest that are adjusted periodically or that "float" continuously according to formulae intended to minimize fluctuation in values of the instruments. The interest rate of Variable Rate Securities ordinarily is determined by reference to or is a percentage of an objective standard such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rate on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. Some Variable Rate Securities ("Variable Rate Demand Securities") have a demand feature entitling the purchaser to resell the securities at an amount approximately equal to amortized cost or the principal amount thereof plus accrued interest. As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. The Portfolio determines the maturity of Variable Rate Securities in accordance with Rule 2a-7, which allows the Portfolio to consider certain of such instruments.

The Portfolio may invest in repurchase agreements, which are instruments under which the Portfolio acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during the Portfolio's holding period. Maturity of the securities subject to repurchase may exceed one year. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Portfolio might have expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income.

The Portfolio will not purchase illiquid securities, including time deposits and repurchase agreements maturing in more than seven days if, as a result thereof, more than 10% of the Portfolio's net assets valued at the time of the transaction would be invested in such securities.

The Portfolio may not borrow money except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any portfolio securities. Any such borrowings under this provision will not be collateralized. The Portfolio will not borrow for leverage purposes. The Trust has adopted for the Portfolio certain investment restrictions that, together with the investment objective and policies of the Portfolio (except for policies designated as non-fundamental), cannot be changed without approval by holders of a majority of its outstanding voting shares as defined in the 1940 Act.

Repurchase Agreements. The Portfolio may enter into repurchase agreements with any member bank of the Federal Reserve System or any domestic broker/dealer which is recognized as a reporting Government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Adviser to be at least as high as that of other obligations the Portfolio may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's, S&P or Duff.

A repurchase agreement provides a means for the Portfolio to earn taxable income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Portfolio) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Portfolio, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Portfolio together with the repurchase price on the date of repurchase. In either case, the income to the Portfolio (which is taxable) is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry system.

For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Portfolio to the seller of the Obligation subject to the repurchase agreement and is therefore subject to the Portfolio's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by the Portfolio subject to a repurchase agreement as being owned by the Portfolio or as being collateral for a loan by the Portfolio to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Portfolio may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterized the transaction as a loan and the Portfolio has not perfected an interest in the Obligation, the Portfolio may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Portfolio is at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Portfolio, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Portfolio may incur a loss if the proceeds to the Portfolio of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Portfolio will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Portfolio will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

INVESTMENT MANAGER AND SHAREHOLDER SERVICES

Investment Manager. Scudder Kemper Investments, Inc. (the "Adviser"), 345 Park Avenue, New York, New York, is the Portfolio's investment manager. The Adviser is approximately 70% owned by Zurich Financial Services, Inc., a newly formed global insurance and financial services company. Its officers and employees own the balance of the Adviser. Pursuant to an investment management agreement, the Adviser acts as the Portfolio's investment manager, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. The Trust pays the expenses of its operations, including the fees and expenses of its independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, costs of calculating net asset value and maintaining all accounting records thereto, brokerage commissions or transaction costs, taxes, registration fees, the fees and expenses of qualifying the Portfolio and its shares for distribution under federal and state securities laws and membership dues in the Investment Company Institute or any similar organization. The Trust's expenses generally are allocated among the Portfolios on the basis of relative net assets at the time of allocation, except that expenses directly attributable to the Portfolio are charged to the Portfolio.

The investment management agreement provides that the Adviser shall not be liable for any error of judgment or of law, or for any loss suffered by the Portfolio in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.

The investment management agreement continues in effect from year to year for the Portfolio subject thereto so long as its continuation is approved at least annually by (a) a majority vote of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Trust, cast in person at a meeting called for such purpose, and
(b) the shareholders of the Portfolio subject thereto or the Board of Trustees. If continuation is not approved for the Portfolio, the investment management agreement nevertheless may continue in effect for the Portfolio and the Adviser may continue to serve as investment manager for the Portfolio to the extent permitted by the Investment Company Act of 1940. The agreement may be terminated at any time upon 60 days notice by either party, or by a majority vote of the outstanding shares of the Portfolio subject thereto, and will terminate automatically upon assignment.

On December 31, 1997, pursuant to the terms of an agreement, Scudder, Stevens & Clark, Inc. ("Scudder"), and Zurich Insurance Company ("Zurich"), formed a new global organization by combining Scudder with Zurich Kemper Investments, Inc. ("ZKI") and Zurich Kemper Value Advisors, Inc. ("ZKVA"), former subsidiaries of Zurich and the former investment manager for the Portfolio. Upon completion of the transaction, Scudder changed its name to Scudder Kemper Investments, Inc.

On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in the Adviser) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services Group. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services Group, with the balance initially owned by former B.A.T shareholders.

Upon consummation of this transaction, the Portfolio's existing investment management agreement with the Adviser was deemed to have been assigned and, therefore, terminated. The Board has approved a new investment management agreement (the "Agreement") with the Adviser, which is substantially identical to the current investment management agreement, except for the dates of execution and termination. The Agreement became effective on September 7, 1998, upon the termination of the then current investment management agreement, and was approved at a shareholder meeting held in December 1998.

The Agreement, dated September 7, 1998, was approved by the Trustees of the Trust on [August 11, 1998]. The Agreement will continue in effect until September 30, 1999 and from year to year thereafter only if their continuance is approved a annually by the vote of a majority of those Trustees who are not parties to such Agreement or interested persons of the Adviser or the Trust, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trust's Trustees or of a majority of the outstanding voting securities of the Trust. The Agreement may be terminated at any time without payment of penalty by either party on sixty days' written notice, and automatically terminates in the event of its assignment.

For the services and facilities furnished to the Portfolio, the Portfolio pays a monthly investment management fee on a graduated basis at 1/12 of 0.22% of the first $500 million of combined average daily net assets of the Portfolio, 0.20% of the next $500 million, 0.175% of the next $1 billion, 0.16% of the next $1 billion and 0.15% of combined average daily net assets of the Portfolio over $3 billion. The Adviser has agreed to reimburse the Portfolio should all operating expenses of the Portfolio, including the investment management fees of the Adviser but excluding taxes, interest, distribution services fees, extraordinary expenses, brokerage commissions or transaction costs and any other properly excludable expenses, exceed the applicable state expense limitations. [Currently, there are no stated expense limitations in effect.] The investment management fee is computed based on average daily net assets of the Portfolios and allocated among the Portfolios based upon the relative net assets of each. Pursuant to the investment management agreement, the Portfolio paid the Adviser a fee of $x,xxx,xxx for the fiscal year ended April 30, 1999; $1,888,000 for the fiscal year ended April 30, 1998; and $975,000 for the fiscal year ended April 30, 1997. [The Adviser has agreed to waive temporarily its management fee and absorb certain operating expenses of the Portfolio to the extent described in the prospectus]. If the fee waiver had not been in effect the Adviser would have received an investment management fee from the Portfolio of $x,xxx,xxx for the fiscal year ended April 30, 1999; $2,463,000 for the fiscal year ended April 30, 1998; and $1,150,000 for the fiscal year ended April 30, 1997. The

Adviser waived or absorbed operating expenses for the Portfolio of $x,xxx,xxx for the year ended April 30, 1999; $1,253,000 for the fiscal year ended April 30, 1998; and $175,000 for the fiscal year ended April 30, 1997.

Certain officers or trustees of the Trust are also directors or officers of the Adviser and its affiliates as indicated under "Officers and Trustees."

Fund Accounting Agent. Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts 02110, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share of the Portfolio and maintaining all accounting records related thereto. Currently, SFAC receives no fee for its services to the Portfolio; however, subject to Board approval, at some time in the future, SFAC may seek payment for its services under this agreement.

Distributor and Administrator. Pursuant to an underwriting and distribution agreement ("distribution agreement"), Kemper Distributors, Inc. ("KDI"), 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of the Adviser, serves as distributor and principal underwriter for the Trust to provide information and services for existing and potential shareholders. The distribution agreement provides that KDI shall appoint various firms to provide cash management services for their customers or clients through the Trust.

As principal underwriter for the Trust, KDI acts as agent of the Trust in the sale of its shares of the Portfolio. KDI pays all its expenses under the distribution agreement including, without limitation, services fees to firms. The Trust pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and KDI pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. KDI also pays for supplementary sales literature and advertising costs. KDI has related selling group agreements with various firms to provide distribution services for Fund shareholders. KDI receives no compensation from the Fund as principal underwriter for the Shares and pays all expenses of distribution of the Shares not otherwise paid by dealers and other financial services firms.

The distribution agreement continues in effect from year to year so long as such continuance is approved at least annually by a vote of the Board of Trustees of the Trust, including the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the agreement. The distribution agreement automatically terminates in the event of its assignment and may be terminated at any time without penalty by the Trust or by KDI upon 60 days' written notice. Termination of the distribution agreement by the Trust may be by vote of a majority of the Board of Trustees, or a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the agreement, or a "majority of the outstanding voting securities" of the Trust as defined under the 1940 Act.

Administrative services are provided to the Portfolio under an administration services agreement ("administration agreement") with KDI. KDI bears all its expenses of providing services pursuant to the administration agreement between KDI and the Portfolio, including the payment of service fees. Retail Shares and Premier Shares of the Portfolio each pay KDI an administrative services fee, payable monthly, at an annual rate of up to 0.25% of average daily net assets of the Portfolio. Institutional Shares of the Portfolio pays KDI an administrative services fee, payable monthly, at an annual rate of up to 0.15% of average daily net assets of the Portfolio.

KDI has entered into related arrangements with various broker-dealer firms and other service or administrative firms ("firms") that provide services and facilities for their customers or clients who are investors in Shares of the Portfolio. The firms provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding the Portfolio, assistance to clients in changing dividend and investment options, account designations and addresses and such other administrative services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. KDI pays each firm a service fee, normally payable quarterly, at an annual rate of up to 0.25% of the net assets in the Portfolios' accounts that it maintains and services, commencing with the month after investment. After the first year, a firm becomes eligible for the quarterly service fee and the fee continues until terminated by KDI or the Portfolio. Firms to which service fees may be paid may include affiliates of KDI.

KDI also may provide some of the above services and may retain any portion of the fee under the administrative agreement not paid to firms to compensate itself for administrative functions performed for the Shares of the Portfolio.

Custodian, Transfer Agent and Shareholder Service Agent. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as custodian, has custody of all securities and cash of the Trust. It attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Portfolio. Pursuant to a services agreement with Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania Avenue, Kansas City, Missouri 64105, the transfer agent for the Trust, Kemper Service Company ("KSvC"), an affiliate of the Adviser, serves as "Shareholder Service Agent." IFTC receives from the Retail Shares and Premier Shares, as transfer agent, and pays to KSvC annual account fees of a maximum of $13 per account plus out-of-pocket expense reimbursement. IFTC receives, as transfer agent, and pays to KSvC annual account fees of a maximum of 0.03% of the Portfolio's Institutional Shares average daily net assets.

Independent Auditors and Reports to Shareholders. The Trust's independent auditors, Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, audit and report on the Trust's annual financial statements, review certain regulatory reports and the Trust's federal income tax return, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Trust. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

Legal Counsel. Vedder, Price, Kaufman & Kammholz, 222 North LaSalle Street, Chicago, Illinois 60601, serves as legal counsel for the Trust.

PORTFOLIO TRANSACTIONS

Brokerage Commissions

Allocation of brokerage is supervised by the Adviser.

The primary objective of the Adviser in placing orders for the purchase and sale of securities for the Portfolio is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by the Portfolio to reported commissions paid by others. The Adviser routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

The Portfolio's purchases and sales of fixed-income securities are generally placed by the Adviser with primary market makers for these securities on a net basis, with out any brokerage commission being paid by the Portfolio. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with broker/dealers who supply brokerage and research services to the Adviser or the Portfolio. The term "research services" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is authorized when placing portfolio transactions, if applicable, for the Portfolio to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research services. The Adviser has negotiated arrangements, which are not applicable to most fixed-income transactions, with certain broker/dealers pursuant to which a broker/dealer will provide research services, to the Adviser or the Portfolio in exchange for the direction by the Adviser of brokerage transactions to the broker/dealer. These arrangements regarding receipt of research services generally apply to equity security transactions. The Adviser may place orders with a broker/dealer on the basis that the broker/dealer has or has not sold shares of the Portfolio. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

To the  maximum  extent  feasible,  it is expected  that the Adviser  will place orders for portfolio transactions through the Distributor, which is a corporation registered as a broker/dealer and a subsidiary of the Adviser; the Distributor will place orders on behalf of the Portfolio with issuers, underwriters or other brokers and dealers. The Distributor will not receive any commission, fee or other remuneration from the Portfolio for this service.

Although certain research services from broker/dealers may be useful to the Portfolio and to the Adviser, it is the opinion of the Adviser that such information only supplements the Adviser's own research effort since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Portfolio, and not all such information is used by the Adviser in connection with the Portfolio. Conversely, such information provided to the Adviser by broker/dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Portfolio.

The Trustees review, from time to time, whether the recapture for the benefit of the Portfolio of some portion of the brokerage commissions or similar fees paid by the Portfolio on portfolio transactions is legally permissible and advisable.

Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker. There usually are no brokerage commissions paid by the Portfolio for such purchases. During the last three fiscal years the Portfolio paid no portfolio brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

PURCHASE AND REDEMPTION OF SHARES

Purchase of Shares

Shares of the Portfolio are sold at their net asset value next determined after an order and payment are received in the form described in the prospectus. For Retail Shares, the minimum initial investment is $1,000 and the minimum subsequent investment is $100. For Premier Shares, the minimum initial investment is $25,000 and the minimum subsequent investment is $100. For Institutional Shares, the minimum initial investment is $250,000. Such minimum amounts may be changed at any time. The Portfolio may waive the minimum for purchases by trustees, directors, officers or employees of the Trust or the Adviser and its affiliates. An investor wishing to open an account should use the Account Application available from the Portfolio or financial services firms. Orders for the purchase of shares that are accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be rocessed unless and until the Portfolio determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.

Clients of Firms. Firms provide varying arrangements for their clients with respect to the purchase and redemption of Portfolio shares and the confirmation thereof and may arrange with their clients for other investment or administrative services. Such firms are responsible for the prompt transmission of purchase and redemption orders. Some firms may establish higher minimum investment requirements than set forth above. Such firms may independently establish and charge additional amounts to their clients for their services, which charges would reduce their clients' yield or return. Firms may also hold Portfolio shares in nominee or street name as agent for and on behalf of their clients. In such instances, the Portfolio's transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation through the Portfolio's Shareholder Service Agent for record-keeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares (such as check writing redemptions) or the reinvestment of dividends may not be available through such firms or may only be available subject to certain conditions or limitations. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. The prospectus should be read in connection with such firm's material regarding its fees and services.

Other Information. The Portfolio reserves the right to withdraw all or any part of the offering made by this prospectus or to reject purchase orders, without prior notice. The Portfolio also reserves the right at any time to waive or increase the minimum investment requirements. All orders to purchase Shares of a Portfolio are subject to acceptance by the Portfolio and are not binding until confirmed or accepted in writing. Any purchase that would result in total account balances for a single shareholder in excess of $3 million is subject to prior approval by the Portfolio. Share certificates are issued only on request. A $10 service fee will be charged when a check for the purchase of Shares is returned because of insufficient or uncollected funds or a stop payment order. Shareholders should direct their inquiries to the firm from which they received this prospectus or to Kemper Service Company ("KSvC"), the Portfolio's "Shareholder Service Agent," 811 Main Street, Kansas City, Missouri 64105-2005.

Redemption of Shares

General. Upon receipt by the Shareholder Service Agent of a request in the form described below, shares of the Portfolio will be redeemed by the Portfolio at the next determined net asset value. If processed at 3:00 p.m. or 8:00 a.m. Central standard time, the shareholder will receive that day's dividend. A shareholder may use either the regular or expedited redemption procedures. Shareholders who redeem all their shares of the Portfolio will receive the net asset value of such shares and all declared but unpaid dividends on such shares.

The Portfolio may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange ("Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of the Portfolio's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Portfolio to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Portfolio's shareholders.

Although it is the Portfolio's present policy to redeem in cash, if the Board of Trustees determines that a material adverse effect would be experienced by the remaining shareholders if payment were made wholly in cash, the Portfolio will pay the redemption price in whole or in part by a distribution of portfolio securities in lieu of cash, in conformity with the applicable rules of the Securities and Exchange Commission, taking such securities at the same value used to determine net asset value, and selecting the securities in such manner as the Board of Trustees may deem fair and equitable. If such a distribution occurs, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition would incur certain transaction costs. Such a redemption would not be as liquid as a redemption entirely in cash. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Trust is obligated to redeem shares of the Portfolio solely in cash up to the lesser of $250,000 or 1% of the net assets of the Portfolio during any 90-day period for any one shareholder of record.

If shares of the Portfolio to be redeemed were purchased by check or through certain Automated Clearing House ("ACH") transactions, the Portfolio may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 10 days from receipt by the Portfolio of the purchase amount. Shareholders may not use ACH or Redemption Checks until the shares being redeemed have been owned for at least 10 days and shareholders may not use such procedures to redeem shares held in certificated form. There is no delay when shares being redeemed were purchased by wiring Federal Funds.

If shares being redeemed were acquired from an exchange of shares of a mutual fund that were offered subject to a contingent deferred sales charge as described in the prospectus for that other fund, the redemption of such shares by the Portfolio may be subject to a contingent deferred sales charge as explained in such prospectus.

Shareholders can request the following telephone privileges: expedited wire transfer redemptions, ACH transactions and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. The Trust or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges, unless the Trust or its agents reasonably believe, based upon reasonable verification procedures, that the telephone instructions are genuine. The shareholder will bear the risk of loss, resulting from fraudulent or unauthorized transactions, as long as the reasonable verification procedures are followed. The verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.

Because of the high cost of maintaining small accounts, the Portfolio reserves the right to redeem an account that falls below the minimum investment level. Thus, a shareholder who makes only the minimum initial investment and then redeems any portion thereof might have the account redeemed. A shareholder will be notified in writing and will be allowed 60 days to make additional purchases to bring the account value up to the minimum investment level before the Portfolio redeems the shareholder account.

Financial services firms provide varying arrangements for their clients to redeem Portfolio shares. Such firms may independently establish and charge amounts to their clients for such services.

Regular Redemptions. When shares are held for the account of a shareholder by the Trust's transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to Kemper Service Company, P.O. Box 419153, Kansas City, Missouri 64141-6153. When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

Telephone Redemptions. If the proceeds of the redemption are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor, guardian and custodian account holders, provided the trustee, executor guardian or custodian is named in the account registration. Other institutional account holders may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Telephone requests may be made by calling 1-800-231-8568. Shares purchased by check or through certain ACH transactions may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificate form and may not be used if the shareholder's account has had an address change within 30 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. The Portfolio reserves the right to terminate or modify this privilege at any time.

Expedited Wire Transfer Redemptions. If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares can be redeemed and proceeds sent by a federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to 11:00 p.m. Central time will result in shares being redeemed that day and normally the proceeds will be sent to the designated account that day. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-231-8568 or in writing, subject to the limitations on liability. The Portfolio is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The Portfolio currently does not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum. To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above, or contact the firm through which shares of the Portfolio were purchased. Except for Institutional Shares, Shares purchased by check or through certain ACH transactions may not be redeemed by wire transfer until the shares have been owned for at least 10 days. Account holders may not use this procedure to redeem shares held in certificate form. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the expedited wire transfer redemption privilege. The Portfolio reserves the right to terminate or modify this privilege at any time.

Redemptions By Draft. This section does not apply to Institutional Shares. Upon request, shareholders will be provided with drafts to be drawn on the Portfolio ("Redemption Checks"). These Redemption Checks may be made payable to the order of any person for not more than $5 million. Shareholders should not write Redemption Checks in an amount less than $250 since a $10 service fee will be charged as described below. When a Redemption Check is presented for payment, a sufficient number of full and fractional shares in the shareholder's account will be redeemed as of the next determined net asset value to cover the amount of the Redemption Check. This will enable the shareholder to continue earning dividends until the Portfolio receives the Redemption Check. A shareholder wishing to use this method of redemption must complete and file an Account Application which is available from the Portfolio or firms through which shares were purchased. Redemption Checks should not be used to close an account since the account normally includes accrued but unpaid dividends. The Portfolio reserves the right to terminate or modify this privilege at any time. This privilege may not be available through some firms that distribute shares of the Portfolio. In addition, firms may impose minimum balance requirements in order to offer this feature. Firms may also impose fees to investors for this privilege or establish variations of minimum check amounts if approved by the Portfolio.

Unless one signer is authorized on the Account Application, Redemption Checks must be signed by all account holders. Any change in the signature authorization must be made by written notice to the Shareholder Service Agent. Shares purchased by check or through certain ACH transactions may not be redeemed by Redemption Check until the shares have been on the Portfolio's books for at least 10 days. Shareholders may not use this procedure to redeem shares held in certificate form. The Portfolio reserves the right to terminate or modify this privilege at any time.

The Portfolio may refuse to honor Redemption Checks whenever the right of redemption has been suspended or postponed, or whenever the account is otherwise impaired. A $10 service fee will be charged when a Redemption Check is presented to redeem Portfolio shares in excess of the value of a Portfolio account or in an amount less than $250; when a Redemption Check is presented that would require redemption of shares that were purchased by check or certain ACH transactions within 10 days; or when "stop payment" of a Redemption Check is requested.

Special Features. Certain firms that offer Shares of the Portfolio also provide special redemption features through charge or debit cards and checks that redeem Portfolio Shares. Various firms have different charges for their services. Shareholders should obtain information from their firm with respect to any special redemption features, applicable charges, minimum balance requirements and special rules of the cash management program being offered.

DIVIDENDS, NET ASSET VALUE AND TAXES

Dividends. Dividends are declared daily and paid monthly. Shareholders will receive dividends in additional shares unless they elect to receive cash. Dividends will be reinvested monthly in Shares of the Portfolio at the net asset value normally on the 21st day of each month if a business day, otherwise on the next business day. The Portfolio will pay shareholders that redeem their entire accounts all unpaid dividends at the time of the redemption not later than the next dividend payment date. Upon written request to the Shareholder Service Agent, a shareholder may elect to have Portfolio dividends invested without sales charge in shares of another Kemper Mutual Fund offering this privilege at the net asset value of such other fund. See "Special Features- Exchange Privilege" for a list of such other Kemper Mutual Funds. To use this privilege of investing Portfolio dividends in shares of another Kemper Mutual Fund, shareholders must maintain a minimum account value of $1,000 in Retail Shares, $25,000 in Premier Shares and $250,000 in Institutional Shares, and must maintain a minimum account value of $1,000 in the fund in which dividends are reinvested.

The Shares of the Portfolio calculates their dividends based on its daily net investment income. For this purpose, the net investment income of the Shares of the Portfolio consists of (a) accrued interest income plus or minus amortized discount or premium, (b) plus or minus all short-term realized gains and losses on investments and (c) minus accrued expenses allocated to the Shares of the Portfolio. Expenses of the Portfolio are accrued each day. While the Shares of the Portfolio's investments are valued at amortized cost, there will be no unrealized gains or losses on such investments. However, should the net asset value of the Shares of the Portfolio deviate significantly from market value, the Board of Trustees could decide to value the investments at market value and then unrealized gains and losses would be included in net investment income above. Dividends are reinvested monthly and shareholders will receive monthly confirmations of dividends and of purchase and redemption transactions except that confirmations of dividend reinvestment for Individual Retirement Accounts and other fiduciary accounts for which Investors Fiduciary Trust Company acts as trustee will be sent quarterly.

If the shareholder elects to receive dividends in cash, checks will be mailed monthly, within five business days of the reinvestment date (described below), to the shareholder or any person designated by the shareholder. At the option of the shareholder, cash dividends may be sent by Federal Funds wire. Shareholders may request to have dividends sent by wire on the Account Application or by contacting the Shareholder Service Agent (see "Purchase of Shares").

The Portfolio reinvests dividend checks (and future dividends) in shares of the Portfolio if checks are returned as undeliverable. Dividends and other distributions in the aggregate amount of $10 or less are automatically reinvested in shares of the Portfolio unless the shareholder requests that such policy not be applied to the shareholder's account.

Net Asset Value. As described in the prospectus, the Portfolio values its portfolio instruments at amortized cost, which does not take into account unrealized capital gains or losses. This involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. Calculations are made to compare the value of the Shares of the Portfolio's investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market values and the Portfolio's $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees of the Trust believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If the Shares of the Portfolio's net asset value per share (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees of the Trust might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if the Shares of the Portfolio's net asset value per share (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees of the Trust might supplement dividends in an effort to maintain the net asset value at $1.00 per share.

Taxes. The portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code") and, if so qualified, will not be subject to Federal income taxes to the extent its earnings are distributed. Dividends derived from interest and short-term capital gains are taxable as ordinary income whether received in cash or reinvested in additional shares. Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned their shares. Dividends from the portfolio do not qualify for the dividends received deduction available to corporate shareholders.

Dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated as paid on December 31 of the calendar year in which declared for Federal income tax purposes. The Portfolio may adjust its schedule for dividend reinvestment for the month of December to assist in complying with the reporting and minimum distribution requirements contained in the Code.

The portfolio is required by law to withhold 31% of taxable dividends paid to certain shareholders who do not furnish a correct taxpayer identification number (in the case of individuals a social security number) and in certain other circumstances. Trustees of qualified retirement plans and 403(b)(7) accounts are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be "rolled over." The 20% withholding requirement does not apply to distributions from IRAs or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account, or IRA. Shareholders should consult their tax advisers regarding the 20% withholding requirement.

The "Superfund Act of 1986" (the "Superfund Act") imposes a separate tax on corporations at a rate of 0.12 percent of the excess of such corporation's
"modified alternative minimum taxable income" over $2 million. A portion of tax-exempt interest, may be includable in modified alternative minimum taxable income. Corporate shareholders are advised to consult their tax advisers with respect to the consequences of the Superfund Act.

Shareholders normally will receive monthly confirmations of dividends and of purchase and redemption transactions except that confirmations of dividend reinvestment for IRAs and other fiduciary accounts for which Investors Fiduciary Trust Company serves as trustee will be sent quarterly. Firms may provide varying arrangements with their clients with respect to confirmations. Tax information will be provided annually. Shareholders are encouraged to retain copies of their account confirmation statements or year-end statements for tax reporting purposes. However, those who have incomplete records may obtain historical account transaction information at a reasonable fee.

PERFORMANCE

From time to time, the Trust may advertise several types of performance information for the Portfolio, including "yield" and "effective yield." Each of these figures is based upon historical earnings and is not representative of the future performance of the Portfolio. The yield of the Portfolio refers to the net investment income generated by a hypothetical investment in the Portfolio over a specific seven-day period. This net investment income is then annualized, which means that the net investment income generated during the seven-day period is assumed to be generated each week over an annual period and is shown as a percentage of the investment. The effective yield is calculated similarly, but the net investment income earned by the investment is assumed to be compounded when annualized. The effective yield will be slightly higher than the yield due to this compounding effect. The tax equivalent yield is similar to the effective yield calculated on an after-tax basis.

The Adviser temporarily has agreed to absorb certain operating expenses of the Portfolio to the extent specified in the prospectus. Without this expense absorption, the performance results noted herein for the Portfolio would have been lower.

The Portfolio's seven-day yield is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. Under that method, the yield quotation is based on a seven-day period and is computed for the Portfolio as follows. The first calculation is net investment income per share, which is accrued interest on portfolio securities, plus or minus amortized discount or premium, less accrued expenses. This number is then divided by the price per share (expected to remain constant at $1.00) at the beginning of the period ("base period return"). The result is then divided by 7 and multiplied by 365 and the resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculations. For the period ended April 30, 1999, the Money Market Portfolio's seven-day yield was ____%.

The Portfolio's seven-day effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the seven-day effective yield is:
(seven-day base period return +1)365/7 - 1. The Portfolio may also advertise a thirty-day effective yield in which case the formula is (thirty-day base period return +1)365/30 - 1. For the period ended April 30, 1999, the Portfolio's effective seven-day yield was ____%.

The Portfolio's yield fluctuates, and the publication of an annualized yield quotation is not a representation as to what an investment in the Portfolio will actually yield for any given future period. Actual yields will depend not only on changes in interest rates on money market instruments during the period in which the investment in the Portfolio is held, but also on such matters as Portfolio expenses.

Investors have an extensive choice of money market funds and money market deposit accounts and the information below may be useful to investors who wish to compare the past performance of the Portfolio with that of its competitors. Past performance cannot be a guarantee of future results.

Information may be quoted from publications such as Morningstar, Inc., The Wall Street Journal, Money Magazine, Forbes, Barron's Fortune, The Chicago Tribune, USA Today, Institutional Investor and Registered Rerpresentative. The Trust may depict the historical performance of the securities in which the Portfolio may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments performance indexes of those investments or economic indicators. The Trust may also describe the Portfolio's holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the Portfolio.

Shares of the Portfolio are not insured. Additional information concerning the Portfolio's performance appears in this Statement of Additional Information.

The performance of the Portfolio may be compared to that of other mutual funds tracked by Lipper, Inc. ("Lipper"). Lipper performance calculations include the reinvestment of all capital gain and income dividends for the periods covered by the calculations. The Portfolio's performance also may be compared to other money market funds reported by IBC Financial Data, Inc. Money Fund Report(R) or Money Market Insight(R), reporting services on money market funds. As reported by IBC Financial Data, Inc., all investment results represent total return (annualized results for the period net of management fees and expenses) and one year investment results would be effective annual yields assuming reinvestment of dividends.

[To  Be  Updated]


                                  BANK RATE MONITOR
                                  National Index(TM)

                                  Money   Market   Deposit  Interest Bearing         Money Market Portfolio
                                  Accounts (stated rate)    Checking Accounts                     ---------
        Date                                -----------     (stated rate)
        ----                                                -------------

        April 30, 1999

The rates published by the BANK RATE MONITOR National Index(TM) are averages of the personal account rates offered on the Wednesday prior to the date of publication by 100 of the leading bank and thrift institutions in the ten largest Consolidated Metropolitan Statistical Areas. Account minimums range upward from $2,000 in each institution and compounding methods vary. Interest bearing checking accounts generally offer unlimited checking while money market deposit accounts generally restrict the number of checks that may be written. If more than one rate is offered, the lowest rate is used. Rates are determined by the financial institution and are subject to change at any time specified by the institution. Bank products represent an alternative income producing product. Bank and thrift institution account deposits may be insured. Shareholder accounts in the Portfolio are not insured. Bank passbook savings accounts share some liquidity features with money market mutual fund accounts but they may not offer all the features available from a money market mutual fund, such as checkwriting. Bank passbook savings accounts normally offer a fixed rate of interest, while the yield of the Portfolio fluctuates. Bank checking accounts normally do not pay interest but share some liquidity features with money market mutual fund accounts (e.g., the ability to write checks against the account). Bank certificates of deposit may offer fixed or variable rates for a set term. (Normally, a variety of terms are available.) Withdrawal of these deposits prior to maturity normally will be subject to a penalty. In contrast, shares of the Portfolio are redeemable at the net asset value next determined (normally $1.00 per share) after a request is received, without charge.

Investors also may want to compare the Portfolio's performance to that of U.S. Treasury bills or notes because such instruments represent alternative income producing products. Treasury obligations are issued in selected denominations. Rates of U.S. Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the U.S. Treasury. The market value of such instruments generally will fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Generally, the values of obligations with shorter maturities will fluctuate less than those with longer maturities. The Portfolio's yield will fluctuate. Also, while the Portfolio seeks to maintain a net asset value per share of $1.00, there is no assurance that it will be able to do so. In addition, investors may want to compare the Portfolio's performance to the Consumer Price Index either directly or by calculating its "real rate of return," which is adjusted for the effects of inflation.

OFFICERS AND TRUSTEES

The officers and trustees of the Trust, their birthdates, their principal occupations and their affiliations, if any, with the Adviser and KDI, are listed below. All persons named as officers and trustees also serve in similar capacities for other funds advised by the Adviser:

LEWIS A. BURNHAM (1/8/33), Trustee, 16410 Avila Boulevard, Tampa, Florida; Retired; formerly, Partner, Business Resources Group; formerly, Executive Vice President, Anchor Glass Container Corporation.

DONALD L.  DUNAWAY  (3/8/37),  Trustee,  7515  Pelican  Bay  Boulevard,  Naples,
Florida; Retired; formerly, Executive Vice President, A.O. Smith Corporation (diversified manufacturer).

ROBERT B. HOFFMAN (12/11/36), Trustee, 800 North Lindbergh Boulevard, St. Louis, Missouri; Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products); formerly, Vice President, Head of International Operations, FMC Corporation (manufacturer of machinery and chemicals).

DONALD R. JONES (1/17/30), Trustee, 182 Old Wick Lane, Inverness, Illinois; Retired; Director, Motorola, Inc. (manufacturer of electronic equipment and components); formerly, Executive Vice President and Chief Financial Officer, Motorola, Inc.

SHIRLEY D. PETERSON (9/3/41), Trustee, 401 Rosemont Avenue, Frederick, Maryland; President, Hood College; formerly, Partner, Steptoe & Johnson (attorneys); prior thereto, Commissioner, Internal Revenue Service; prior thereto, Assistant Attorney General, U.S. Department of Justice; Director, Bethlehem Steel Corp.

DANIEL  PIERCE   (3/18/34),   Trustee*,   Two   International   Place,   Boston,
Massachusetts; Managing Director, Adviser.

WILLIAM P. SOMMERS (7/22/33), Trustee, 333 Ravenswood Avenue, Menlo Park, California; President and Chief Executive Officer, SRI International (research and development); formerly, Executive Vice President, Iameter (medical information and educational service provider); prior thereto, Senior Vice President and Director, Booz, Allen & Hamilton Inc. (management consulting firm)(retired); Director, Rohr, Inc., Therapeutic Discovery Corp. and Litton Industries.

MARK S. CASADY  (9/21/60),  President*,  345 Park  Avenue,  New York,  New York;
Managing  Director,  Adviser;  formerly,   Institutional  Sales  Manager  of  an
unaffiliated mutual fund distributor.

PHILIP J. COLLORA (11/15/45), Vice President and Secretary*, 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President and Assistant Secretary, Adviser.

THOMAS W. LITTAUER (4/26/55), Vice President*, Two International Place, Boston, Massachusetts; Managing Director, Adviser; formerly, Head of Broker Dealer Division of an unaffiliated investment management firm during 1997; prior thereto, President of Client Management Services of an unaffiliated investment management firm from 1991 to 1996.

ANN M. McCREARY (11/6/56), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Adviser.

ROBERT C. PECK, JR. (10/1/46), Vice President*, 222 South Riverside Plaza, Chicago, Illinois; Managing Director, Adviser; formerly, Executive Vice President and Chief Investment Officer with an unaffiliated investment management firm from 1988 to June 1997.

KATHRYN L. QUIRK (12/3/52), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Adviser.

FRANK J. RACHWALSKI, JR. (3/26/45), Vice President*, 222 South Riverside Plaza, Chicago, Illinois; Managing Director, Adviser.

LINDA J. WONDRACK (9/12/64), Vice President*, Two International Place, Boston, Massachusetts; Senior Vice President, Adviser.

JOHN  R.  HEBBLE  (6/27/58),   Treasurer*,   Two  International  Place,  Boston,
Massachusetts; Senior Vice President, Adviser.

BRENDA LYONS (2/21/63), Assistant Treasurer*, Two International Place, Boston, Massachusetts; Senior Vice President, Adviser.

CAROLINE PEARSON (4/1/62), Assistant Secretary*, Two International Place, Boston, Massachusetts; Senior Vice President, Adviser; formerly, Associate, Dechert Price & Rhoads (law firm) 1989 to 1997.

MAUREEN  E. KANE  (2/14/62),  Assistant  Secretary*,  Two  International  Place,
Boston, Massachusetts; Vice President, Adviser; formerly, Assistant Vice President of an unaffiliated investment management firm; prior thereto, Associate Staff Attorney of an unaffiliated investment management firm; Associate, Peabody & Arnold (law firm).

*    Interested persons as defined in the 1940 Act.

The trustees and officers who are "interested persons" as designated above receive no compensation from the Trust. The table below shows amounts paid or accrued to those trustees who are not designated "interested persons" during the Trust's fiscal year ended April 30, 1999 and the total compensation that Kemper Managed Funds paid to each trustee during the calendar year 1998.

                                           Aggregate                                  Total Compensation Kemper Managed Funds
Name of Trustee                            Compensation From Trust                    Paid to Trustees (2)
---------------                            -----------------------                    --------------------
Lewis A. Burnham                            X,xxx                                     Xxx,xxx
Donald L. Dunaway (1)                       X,xxx                                     Xxx,xxx
Robert B. Hoffman                           X,xxx                                     Xxx,xxx
Donald R. Jones                             X,xxx                                     Xxx,xxx
Shirley D. Peterson                         X,xxx                                     Xxx,xxx
William P. Sommers                          X,xxx                                     Xxx,xxx

(1) Includes deferred fees and interest thereon pursuant to deferred compensation agreements with the Trust. Deferred amounts accrue interest monthly at a rate approximate to the yield of Zurich Money Funds -- Zurich Money Market Fund. Total deferred fees and interest accrued for the latest and all prior fiscal years is $xx,xxx for Mr. Dunaway from Cash Account Trust.

(2) Includes compensation for service on the Boards of 25 Kemper funds with 43 fund portfolios. Each trustee currently serves as trustee of 26 Kemper Funds with 48 fund portfolios. Total compensation does not reflect amounts paid by the Adviser to the trustees for meeting regarding the combination of Scudder, Stevens & Clark, Inc. and Zurich Kemper Investments, Inc. Such amounts totaled $xx,xxx, $xx,xxx, $xx,xxx, $xx,xxx, $xx,xxx and $xx,xxx for Messrs. Burnham, Dunaway, Hoffman, Jones, Ms. Peterson and Mr. Sommers, respectively.

The Board of Trustees is responsible for the general oversight of each Fund's business. A majority of the Board's members are not affiliated with Scudder Kemper Investments, Inc. These "Independent Trustees" have primary responsibility for assuring that the Fund is managed in the best interests of its shareholders.

The Board of Trustees reviews the investment performance of the Funds and other operational matters, including policies and procedures designed to ensure compliance with various regulatory requirements. At least annually, the Independent Trustees review the fees paid to the Adviser and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, each Fund's investment performance, the quality and efficiency of the various other services provided, costs incurred by the Adviser and its affiliates and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by the Funds' independent public accountants and by independent legal counsel selected by the Independent Trustees.

On July 31, 1999, the officers and trustees of the Trust, as a group, owned less than 1% of the then outstanding Shares of the Portfolio. No person owned of record 5% or more of the outstanding Shares of the Portfolio.

SPECIAL FEATURES

Exchange Privilege. Subject to the limitations described below, Class A Shares (or the equivalent) of the following Kemper Mutual Funds may be exchanged for each other at their relative net asset values: Kemper Technology Fund, Kemper Total Return Fund, Kemper Growth Fund, Kemper Small Capitalization Equity Fund, Kemper Income and Capital Preservation Fund, Kemper Municipal Bond Fund, Kemper Diversified Income Fund, Kemper High Yield Series, Kemper U.S. Government Securities Fund, Kemper International Fund, Kemper State Tax-Free Income Series, Kemper Adjustable Rate U.S. Government Fund, Kemper Blue Chip Fund, Kemper Global Income Fund, Kemper Target Equity Fund (series are subject to a limited offering period), Kemper Intermediate Municipal Bond Fund, Kemper Cash Retails Fund, Kemper U.S. Mortgage Fund, Kemper Short-Intermediate Government Fund, Kemper Value Series, Inc., Kemper Value Plus Growth Fund, Kemper Quantitative Equity Fund, Kemper Horizon Fund, Kemper Europe Fund, Kemper Asian Growth Fund, Kemper Aggressive Growth Fund, Kemper Global/International Series, Inc., Kemper Securities Trust and Kemper Equity Trust ("Kemper Mutual Funds") and certain "Money Market Funds" (Zurich Money Funds, Zurich Yieldwise Money Fund, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust). Shares of Money Market Funds and Kemper Cash Retails Fund that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. In addition, shares of a Kemper Mutual Fund in excess of $1,000,000 (except Zurich Yieldwise Money Fund and Kemper Cash Retails Fund) acquired by exchange from another Fund may not be exchanged thereafter until they have been owned for 15 days (the "15-Day Hold Policy"). In addition to the current limits on exchanges of shares with a value over $1,000,000, shares of a Kemper fund with a value of $1,000,000 or less (except Kemper Cash Reserves
Fund) acquired by exchange from another Kemper fund, or from a money market fund, may not be exchanged thereafter until they have been owned for 15 days, if, in the investment manager's judgment, the exchange activity may have an adverse effect on the fund. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Kemper fund and therefore may be subject to the 15-day hold policy. For purposes of determining whether the 15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, discretion or advice, including without limitation accounts administered by a financial services firm offering market timing, asset allocation or similar services. Series of Kemper Target Equity Fund will be available on exchange only during the Offering Period for such series as described in the prospectus for such series. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with KDI with respect to such funds. Exchanges may only be made for funds that are available for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and the portfolios of Investors Municipal Cash Fund are available for sale in certain states.

The total value of shares being exchanged must at least equal the minimum investment requirement of the fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, financial services firms may charge for their services in expediting exchange transactions. Exchanges will be effected by redemption of shares of the fund held and purchase of shares of the other fund.

For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis. Shareholders interested in exercising the exchange privilege may obtain an exchange form and prospectuses of the other funds from financial services firms or KDI. Exchanges also may be authorized by telephone if the shareholder has given authorization. Once the authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-231-8568 or in writing subject to the limitations on liability described in the prospectus. Any share certificates must be deposited prior to any exchange of such shares. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to implement the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Except as otherwise permitted by applicable regulation, 60 days' prior written notice of any termination or material change will be provided.

Systematic Withdrawal Program. An owner of $5,000 or more of the Portfolio's Shares may provide for the payment from the owner's account of any requested dollar amount up to $50,000 to be paid to the owner or the owner's designated payee monthly, quarterly, semi-annually or annually. The $5,000 minimum account size is not applicable to Individual Retirement Accounts. Dividend distributions will be reinvested automatically at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested, redemptions for the purpose of making such payments may reduce or even exhaust the account. The program may be amended on thirty days notice by the Portfolio and may be terminated at any time by the shareholder or the Portfolio. Firms provide varying arrangements for their clients to redeem Portfolio shares on a periodic basis. Such firms may independently establish minimums for such services.

Tax-Sheltered Retirement Programs. The Shareholder Service Agent provides retirement plan services and documents and KDI can establish your account in any of the following types of retirement plans:

   o Individual Retirement Accounts (IRAs) trusteed by Investors Fiduciary Trust Company ("IFTC"). This includes Simplified Employee Pension Plan
      (SEP) IRA accounts and prototype documents.

   o 403(b) Custodial Accounts also trusteed by IFTC. This type of plan is available to employees of most non-profit organizations.

   o Prototype money purchase pension and profit-sharing plans may be adopted by employers. The maximum contribution per participant is the lesser of 25% of compensation or $30,000.

Brochures describing the above plans as well as providing model defined benefit plans, target benefit plans, 457 plans, 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. The brochures for plans trusteed by IFTC describe the current fees payable to IFTC for its services as trustee. Investors should consult with their own tax advisers before establishing a retirement plan.

Electronic Funds Transfer Programs. For your convenience, the Portfolio has established several investment and redemption programs using electronic funds transfer via the Automated Clearing House (ACH). There is currently no charge by the Portfolio for these programs. To use these features, your financial institution (your employer's financial institution in the case of payroll deposit) must be affiliated with an Automated Clearing House (ACH). This ACH affiliation permits the Shareholder Service Agent to electronically transfer money between your bank account, or employer's payroll bank in the case of Direct Deposit, and your Portfolio account. Your bank's crediting policies of these transferred funds may vary. These features may be amended or terminated at any time by the Portfolio. Shareholders should contact Kemper Service Company at 1-800-621-1048 or the financial services firm through which their account was established for more information. These programs may not be available through some firms that distribute shares of the Portfolio.

SHAREHOLDER RIGHTS

The Trust is an open-end, diversified management investment company, organized as a business trust under the laws of Massachusetts on March 2, 1990. The Trust may issue an unlimited number of shares of beneficial interest in one or more series or "Portfolios," all having no par value, which may be divided by the Board of Trustees into classes of shares, subject to compliance with the Securities and Exchange Commission regulations permitting the creation of separate classes of shares. While only shares of the "Money Market Portfolio", "Government Securities Portfolio" and "Treasury Portfolio" are presently being offered, the Board of Trustees may authorize the issuance of additional Portfolios if deemed desirable, each with its own investment objective, policies and restrictions. Since the Trust offers multiple Portfolios, it is known as a "series company." Furthermore, the Money Market Portfolio is currently divided into four classes; the Retail Shares, Premier Shares, Institutional Shares, and Service Shares. Shares of each Portfolio have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation of such Portfolio subject to any preferences, rights or privileges of any classes of shares within the Portfolio. Generally each class of shares issued by a particular Portfolio would differ as to the allocation of certain expenses of the Portfolio such as distribution and administrative expenses, permitting, among other things, different levels of services or methods of distribution among various classes. Shares are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights. The Trust is not required to hold annual shareholders' meetings and does not intend to do so. Under the Agreements and Declaration of Trust of the Trust ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which shareholder approval is required by the 1940 Act; (c) any termination of the Trust to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Trust or any Portfolio, establishing the Portfolio, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Trust, or any registration of the Trust with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions. Subject to the Agreements and Declaration of Trust of the Trust, shareholders may remove trustees. Each trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of a successor or until such trustee sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the trustees. In accordance with the 1940 Act (a) the Trust will hold a shareholder meeting for the election of trustees at such time as less than a majority of the trustees have been elected by shareholders, and (b) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.

Shareholders will vote by Portfolio and not in the aggregate or by class except when voting in the aggregate is required under the Investment Company Act of 1940, such as for the election of trustees, or when the Board of Trustees determines that voting by class is appropriate.

Trustees may be removed from office by a vote of the holders of a majority of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of the Trust stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

The Declaration of Trust provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of the Trust could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of trustees and ratification of the selection of auditors. Some matters requiring a larger vote under the Declaration of Trust, such as termination or reorganization of the Trust and certain amendments of the Declaration of Trust, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or Portfolio or Shares) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of the Trust. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the trustees. Moreover, the Declaration of Trust provides for indemnification out of Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust and the Trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by the Adviser remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations.

APPENDIX -- RATINGS OF INVESTMENTS

COMMERCIAL PAPER RATINGS

A-1, A-2, Prime-1, Prime-2 and Duff 1, Duff 2 Commercial Paper Ratings

Commercial paper rated by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. Among the factors considered by them in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1, 2 or 3.

The rating Duff-1 is the highest commercial paper rating assigned by Duff & Phelps Inc. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors that are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

MIG-1 and MIG-2 Municipal Notes

Moody's Investors Service, Inc.'s ratings for state and municipal notes and other short-term loans will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Loans designated MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans designated MIG-2 are of high quality, with margins of protection ample although not so large as in the preceding group.

STANDARD & POOR'S CORPORATION BOND RATINGS, CORPORATE BONDS

AAA. This is the highest rating assigned by Standard & Poor's Corporation to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

MOODY'S INVESTORS SERVICE, INC. BOND RATINGS

Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

DUFF & PHELP'S INC. BOND RATINGS

AAA -- Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA -- High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                               CASH ACCOUNT TRUST

                                     PART C.
                                     -------
                                OTHER INFORMATION
                                -----------------

Item 23.            Exhibits:
--------            ---------

                    (a)     (a)(1)      Amended and Restated Agreement and Declaration of Trust dated March
                                        17, 1990, is incorporated by reference to Post-Effective Amendment
                                        No. 5 to the Registration Statement.

                            (a)(2)      Establishment and Designation of Classes of Shares of Beneficial
                                        Interest, $0.01 par value, with respect to Money Market Portfolio
                                        Retail, Premier, Institutional, and Service Shares, is incorporated by reference to Post-Effective Amendment No. 10 to the Registration
                                        Statement.

                    (b)                 By-Laws of the Registrant are incorporated by reference to
                                        Post-Effective Amendment No. 5 to the Registration Statement.

                    (c)                 Inapplicable

                    (d)                 Investment Management Agreement between the Registrant and Scudder
                                        Kemper Investments, Inc. dated September 7, 1998, is incorporated by reference to Post-Effective Amendment No. 9 to the Registration
                                        Statement.

                    (e)                 Underwriting and Distribution Services Agreement between the
                                        Registrant and Kemper Distributors, Inc. dated January 15, 1999, is incorporated by reference to Post-Effective Amendment No. 10 to the
                                        Registration Statement.

                    (f)                 Inapplicable.

                    (g)                 Custodian Agreement between the Registrant and State Street Bank and Trust Company ("State Street Bank") dated April 19, 1999, to be filed by subsequent amendment.

                    (h)     (h)(1)      Agency Agreement between the Registrant and Kemper Service Company dated September 6, 1990, is incorporated by reference to
                                        Post-Effective Amendment No. 5 to the Registration Statement.

                            (h)(2)      Supplement dated April 1, 1995, to Agency Agreement between the
                                        Registrant and Kemper Service Company, is incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement.

                            (h)(3)      Fund Accounting Services Agreement between the Registrant, on behalf of Government Securities Portfolio, and Scudder Fund
                                        Accounting Corporation dated December 31, 1997 is incorporated by reference to Post-Effective Amendment No. 8 to the Registration
                                        Statement.


                            (h)(4)      Fund Accounting Services Agreement between the Registrant, on behalf of Money Market Portfolio, and Scudder Fund Accounting
                                        Corporation dated December 31, 1997 is incorporated by reference to
                                        Post-Effective Amendment No. 8 to the Registration Statement.

                            (h)(5)      Fund Accounting Services Agreement between the Registrant, on behalf of Tax-Exempt Portfolio, and Scudder Fund Accounting
                                        Corporation dated December 31, 1997 is incorporated by reference to
                                        Post-Effective Amendment No. 8 to the Registration Statement.

                            (h)(6)      Administration and Shareholder Services Agreement between the
                                        Registrant, on behalf of Money Market Portfolio Premier Shares, and
                                        Kemper Distributors, Inc., Inc. dated January 15, 1999, is incorporated by reference to Post-Effective Amendment No. 10 to the
                                        Registration Statement.

                            (h)(7)      Administration and Shareholder Services Agreement between the
                                        Registrant, on behalf of Money Market Portfolio Retail Shares, and
                                        Kemper Distributors, Inc., Inc. dated January 15, 1999, is incorporated by reference to Post-Effective Amendment No. 10 to the
                                        Registration Statement.

                            (h)(8)      Administration and Shareholder Services Agreement between the
                                        Registrant, on behalf of Money Market Portfolio Institutional
                                        Shares, and Kemper Distributors, Inc., Inc. dated January 15, 1999, is incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement.

                            (h)(9)      Administration, Shareholder Services and Distribution Agreement
                                        between the Registrant and Kemper Distributors, Inc., dated
                                        December 31, 1997, is filed herein.

                    (i)                 Legal Opinion of Counsel to be filed by subsequent amendment.

                    (j)                 Consent of Independent Accountants to be filed by subsequent amendment.

                    (k)                 Inapplicable.

                    (l)                 Inapplicable.

                    (m)     (m)(1)      Amended and Restated 12b-1 Plan between the Registrant, on behalf of Tax-Exempt Portfolio, and Kemper Distributors, Inc. is
                                        incorporated by reference to Post-Effective Amendment No. 9 to the
                                        Registration Statement.

                            (m)(2)      Amended and Restated 12b-1 Plan between the Registrant, on behalf of Government Securities Portfolio, and Kemper Distributors, Inc.
                                        is incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement.

                            (m)(3)      Amended and Restated 12b-1 Plan between the Registrant, on behalf of Money Market Portfolio, and Kemper Distributors, Inc. is
                                        incorporated by reference to Post-Effective Amendment No. 9 to the
                                        Registration Statement.

                                       2

                    (n)                 Financial Data Schedules to be filed by subsequent amendment.

                    (o)                 Mutual Funds Multi-Distribution System Plan - Rule 18f-3 Plan, is
                                        incorporated by reference to Post-Effective Amendment No. 10 to the
                                        Registration Statement.

Item 24.          Persons Controlled by or under Common Control with Fund.
--------          --------------------------------------------------------

                  None

Item 25.          Indemnification
--------          ---------------

                  As permitted by Sections 17(h) and 17(i) of the Investment Company Act of 1940, as amended (the "1940 Act"), pursuant to
                  Article IV of the Registrant's By-Laws (filed as Exhibit No. 2 to the Registration Statement), officers, directors, employees and representatives of the Funds may be indemnified against certain liabilities in connection with the Funds, and pursuant to Section 12 of the Underwriting Agreement dated May 6, 1998 (filed as Exhibit No. 6(c) to the Registration Statement), Scudder Investor Services, Inc. (formerly "Scudder Fund Distributors, Inc."), as principal underwriter of the Registrant, may be indemnified against certain liabilities that it may incur. Said Article IV of the By-Laws and Section 12 of the Underwriting Agreement are hereby incorporated by reference in their entirety.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 26.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Stephen R. Beckwith        Treasurer and Chief Financial Officer, Scudder Kemper Investments, Inc.**
                           Vice President and Treasurer, Scudder Fund Accounting Corporation*
                           Director, Scudder Stevens & Clark Corporation**
                           Director and Chairman, Scudder Defined Contribution Services, Inc.**
                           Director and President, Scudder Capital Asset Corporation**
                           Director and President, Scudder Capital Stock Corporation**
                           Director and President, Scudder Capital Planning Corporation**
                           Director and President, SS&C Investment Corporation**
                           Director and President, SIS Investment Corporation**
                           Director and President, SRV Investment Corporation**

                                       3

Lynn S. Birdsong           Director and Vice President, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A.#

William H. Bolinder        Director, Scudder Kemper Investments, Inc.**
                           Member Group Executive Board, Zurich Financial Services, Inc. ##
                           Chairman, Zurich-American Insurance Company o

Laurence W. Cheng          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland ##
                           Director, ZKI Holding Corporation xx

Gunther Gose               Director, Scudder Kemper Investments, Inc.**
                           CFO, Member Group Executive Board, Zurich Financial Services, Inc. ##
                           CEO/Branch Offices, Zurich Life Insurance Company ##

Rolf Huppi                 Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Chairman of the Board, Zurich Holding Company of America o
                           Director, ZKI Holding Corporation xx

Kathryn L. Quirk           Chief Legal Officer, Chief Compliance Officer and Secretary, Scudder Kemper
                           Investments, Inc.**
                           Director, Senior Vice President & Assistant Clerk, Scudder Investor Services, Inc.*
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation*
                           Director & Assistant Clerk, Scudder Service Corporation*
                           Director, SFA, Inc.*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc.***
                           Director, Scudder, Stevens & Clark Japan, Inc.***
                           Director, Vice President and Secretary, Scudder, Stevens & Clark of Canada, Ltd.***
                           Director, Vice President and Secretary, Scudder Canada Investor Services Limited***
                           Director, Vice President and Secretary, Scudder Realty Advisers, Inc. x
                           Director and Secretary, Scudder, Stevens & Clark Corporation**
                           Director and Secretary, Scudder, Stevens & Clark Overseas Corporation oo
                           Director and Secretary, SFA, Inc.*
                           Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**
                           Director, Vice President and Secretary, Scudder Capital Asset Corporation**
                           Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                           Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                           Director, Vice President and Secretary, SS&C Investment Corporation**
                           Director, Vice President and Secretary, SIS Investment Corporation**
                           Director, Vice President and Secretary, SRV Investment Corporation**
                           Director, Vice President and Secretary, Scudder Financial Services, Inc.*
                           Director, Korea Bond Fund Management Co., Ltd.+

Cornelia M. Small          Director and Vice President, Scudder Kemper Investments, Inc.**

Edmond D. Villani          Director, President and Chief Executive Officer, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc.###
                           President and Director, Scudder, Stevens & Clark Overseas Corporationoo
                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc.x
                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg

                                       4

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564
         ***      Toronto, Ontario, Canada
         xxx      Grand Cayman, Cayman Islands, British West Indies
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         xx       222 S. Riverside, Chicago, IL
         o        Zurich Towers, 1400 American Ln., Schaumburg, IL
         +        P.O. Box 309, Upland House, S. Church St., Grand Cayman, British West Indies
         ##       Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland

Item 27.          Principal Underwriters.
--------          -----------------------

         (a)

Kemper Distributors, Inc. acts as principal underwriter of the Registrant's shares and also acts as principal underwriter for other funds managed by Scudder Kemper Investments, Inc.

         (b)

The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 27.

         (1)                               (2)                                     (3)

                                           Positions and Offices with              Positions and
         Name                              Kemper Distributors, Inc.               Offices with Registrant
         ----                              -------------------------               -----------------------

         James L. Greenawalt               President                               None

         Thomas W. Littauer                Director, Chief Executive Officer       Vice President

         Kathryn L. Quirk                  Director, Secretary, Chief Legal        Vice President
                                           Officer and Vice President

         James J. McGovern                 Chief Financial Officer and Vice        None
                                           President

         Linda J. Wondrack                 Vice President and Chief Compliance     Vice President
                                           Officer

         Paula Gaccione                    Vice President                          None

         Michael E. Harrington             Vice President                          None

         Robert A. Rudell                  Vice President                          None

         William M. Thomas                 Vice President                          None

         Todd N. Gierke                    Assistant Treasurer                     None

         Philip J. Collora                 Assistant Secretary                     Vice President and Secretary

         Paul J. Elmlinger                 Assistant Secretary                     None

                                       5

                                           Positions and Offices with              Positions and
         Name                              Kemper Distributors, Inc.               Offices with Registrant
         ----                              -------------------------               -----------------------

         Diane E. Ratekin                  Assistant Secretary                     None

         Daniel Pierce                     Director, Chairman                      Trustee

         Mark S. Casady                    Director, Vice Chairman                 President

         Stephen R. Beckwith               Director                                None

         (c)      Not applicable.

Item 28.          Location of Accounts and Records.
--------          ---------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder Kemper Investments Inc., Two International Place, Boston, MA 02110-4103. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, Heritage Drive, North Quincy, Massachusetts. Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Service Corporation, Two International Place, Boston, Massachusetts.

Item 29.          Management Services.
--------          --------------------

                  Inapplicable.

Item 30.          Undertakings.
--------          -------------

                  Inapplicable.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Chicago and State of Illinois, on the 14th day of June , 1999.

                                                     CASH ACCOUNT TRUST

                                                 By  /s/ Mark S. Casady
                                                     ---------------------------
                                                     Mark S. Casady, President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on June 14, 1999 on behalf of the following persons in the capacities indicated.

SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----

/s/ Mark S. Casady                                                                       June 14, 1999
--------------------------------------
Mark S. Casady                              President


/s/ Daniel Pierce                                                                        June 14, 1999
--------------------------------------
Daniel Pierce*                              Chairman and Trustee


/s/ John W. Ballantine                                                                   June 14, 1999
--------------------------------------
John W. Ballantine*                         Trustee


/s/ Lewis A. Burnham                                                                     June 14, 1999
--------------------------------------
Lewis A. Burnham*                           Trustee


/s/ Donald L. Dunaway                                                                    June 14, 1999
--------------------------------------
Donald L. Dunaway*                          Trustee


/s/ Robert B. Hoffman                                                                    June 14, 1999
--------------------------------------
Robert B. Hoffman*                          Trustee


/s/ Donald R. Jones                                                                      June 14, 1999
--------------------------------------
Donald R. Jones*                            Trustee


/s/ Thomas W. Littauer                                                                   June 14, 1999
--------------------------------------
Thomas W. Littauer                          Trustee


/s/  Shirley D. Peterson                                                                 June 14, 1999
--------------------------------------
Shirley D. Peterson*                        Trustee


/s/  William P. Sommers                                                                  June 14, 1999
--------------------------------------
William P. Sommers*                         Trustee


/s/ John R. Hebble                                                                       June 14, 1999
--------------------------------------
John R. Hebble                              Treasurer (Principal Financial and
                                            Accounting Officer)

*By:       /s/ Philip J. Collora
         -------------------------------------------
         Philip J. Collora**

         ** Philip J. Collora signs this document pursuant to powers of attorney contained in Post-Effective Amendment No. 8 to the Registration Statement, filed on August 28, 1998 and pursuant to a power of attorney filed herewith.

                                POWER OF ATTORNEY
                                -----------------

          The person whose signature appears below hereby appoints Kathryn L. Quirk, Caroline Pearson, and Philip J. Collora and each of them, any of whom may act without the joinder of the others, as such person's attorney-in-fact to sign and file on such person's behalf individually and in the capacity stated below such registration statements, amendments, post-effective amendments, exhibits, applications and other documents with the Securities and Exchange Commission or any other regulatory authority as may be desirable or necessary in connection with the public offering of shares of Cash Account Trust.

 Signature                          Title                     Date
 ---------                          -----                     ----

/s/ John W. Ballantine              Trustee                   June 11, 1999
----------------------

                                                            File No. 33-32476
                                                            File No. 811-5970

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 12

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 13

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                               CASH ACCOUNT TRUST

                               CASH ACCOUNT TRUST

                                  EXHIBIT INDEX



                                     (h)(9)

                                       2